As filed with the Securities and Exchange Commission on August 1, 2008
1933 Act File No.

UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
WASHINGTON, D.C. 20549
FORM N-14
REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933

Pre-Effective Amendment No. [_]	Post-Effective Amendment No. [_]
WT MUTUAL FUND
(Exact Name Of Registrant As Specified In Charter)
(800) 254-3948
(Area Code and Telephone Number)
1100 North Market Street
Wilmington, DE 19890
(Address of Principal Executive Offices)
Mr. Neil Wolfson
Wilmington Trust Company
1100 North Market Street
Wilmington, DE 19890
(Name and Address of Agent for Service)
Copy to:
Joseph V. Del Raso, Esq.
Pepper Hamilton, LLP
3000 Two Logan Square
Philadelphia, PA 19103
Approximate Date of Proposed Public Offering: As soon as practicable after this Registration Statement becomes effective under the Securities Act of 1933, as amended.
Title Of Securities Being Registered: A Shares and Institutional Shares of beneficial interest, no par value, of Wilmington Multi-Manager Large-Cap Fund and Wilmington Multi-Manager Small-Cap Fund, series of the Registrant. No filing fee is due because Registrant is relying on Section 24(f) of the Investment Company Act of 1940, as amended.
Registrant hereby amends this Registration Statement on such date or dates as may be necessary to delay its effective date until Registrant shall file a further amendment which specifically states that this Registration Statement shall thereafter become effective in accordance with Section 8(a) of the Securities Act of 1933, as amended, or until this Registration Statement shall become effective on such date as the Commission, acting pursuant to such Section 8(a), shall determine.

WT MUTUAL FUND
Wilmington Fundamentally Weighted Large Company Fund
Wilmington Fundamentally Weighted Small Company Fund
1100 N. Market Street
Wilmington, DE 19890
September ___, 2008
Dear Shareholder:
     The Board of Trustees of WT Mutual Fund (the “Trust”) has called a Special Meeting of Shareholders (the “Meeting”) of the Wilmington Fundamentally Weighted Large Company Fund (the “FWLC Fund”) and the Wilmington Fundamentally Weighted Small Company Fund (the “FWSC Fund”), each a series of the Trust, to be held at 10:00 a.m., Eastern time, on October ___, 2008, at the offices of Rodney Square Management Corporation, the Trust’s investment adviser and administrator at 1100 North Market Street, Wilmington, Delaware 19890.
     The Board of Trustees recommends to the shareholders of the FWLC Fund and the FWSC Fund a reorganization plan to reorganize the FWLC Fund and the FWSC Fund (each a “Target Fund”) into the Wilmington Multi-Manager Large-Cap Fund (“Large-Cap Fund”) and the Wilmington Multi-Manager Small-Cap Fund (“Small-Cap Fund”) (each an “Acquiring Fund”), respectively. Each reorganization contemplates the acquisition of all of the assets and liabilities of a Target Fund by a corresponding Acquiring Fund (the “Reorganization”). The Target Funds and the Acquiring Funds are listed in the table below:

Target Funds	Acquiring Funds
FWLC Fund	Large-Cap Fund
FWSC Fund	Small-Cap Fund
     Each Reorganization, which is expected to become effective soon after the meeting, is described in more detail in the attached Proxy Statement/Prospectus. You should review the Proxy Statement/Prospectus carefully.
     As a shareholder of a Target Fund, you are being asked to vote to approve an Agreement and Plan of Reorganization. The accompanying document describes each proposed Reorganization and compares the policies and expenses of a Target Fund to those of a corresponding Acquiring Fund for your review and evaluation. In considering whether to approve the Reorganization, you should note that:
•	The receipt of Acquiring Fund shares by corresponding Target Fund shareholders in each Reorganization is not expected to result in a taxable event, unlike the liquidation of a fund, which could result in your paying federal income taxes; and

•	With the exception of the multi-manager strategy, the investment objective, policies and risks of each Target Fund are substantially similar to those of the corresponding Acquiring Fund.
     After careful consideration, the Board of Trustees of the Trust has unanimously approved each proposal and recommends that shareholders vote “FOR” the proposal.
     A Proxy Statement/Prospectus that describes each Reorganization is attached. We hope that you can attend the Meeting in person; however, we urge you in any event to vote your shares by completing and returning the enclosed proxy card in the envelope provided at your earliest convenience.
     YOUR VOTE IS IMPORTANT REGARDLESS OF THE NUMBER OF SHARES YOU OWN. IN ORDER TO AVOID THE ADDED COST OF FOLLOW-UP SOLICITATIONS AND POSSIBLE ADJOURNMENTS, PLEASE TAKE A FEW MINUTES TO READ THE PROXY STATEMENT/PROSPECTUS AND CAST YOUR VOTE. IT IS IMPORTANT THAT YOUR VOTE BE RECEIVED NO LATER THAN                     , 2008.

     If needed, the Trust may retain a professional proxy solicitation firm, to assist shareholders in the voting process. As the date of the Meeting approaches, if we have not already heard from you, you may receive a telephone call from such firm reminding you to exercise your right to vote.
     We appreciate your participation and prompt response in this matter and thank you for your continued support.

Sincerely, Edward W. Diffin, Jr. Secretary

WT MUTUAL FUND
Wilmington Fundamentally Weighted Large Company Fund
Wilmington Fundamentally Weighted Small Company Fund
1100 North Market Street
Wilmington, Delaware 19890
(800) 336-9970
Notice of Special Meeting of Shareholders To Be Held On October ___, 2008
To the Shareholder:
     A Special Meeting of Shareholders of the Wilmington Fundamentally Weighted Large Company Fund (the “FWLC Fund”) and the Wilmington Fundamentally Weighted Small Company Fund (the “FWSC Fund”), each a series of WT Mutual Fund (the “Trust”), will be held on October ___, 2008 at 10:00 a.m., Eastern time, at the offices of Rodney Square Management Corporation (“RSMC”), the Trust’s investment adviser and administrator, at 1100 North Market Street, Wilmington, Delaware 19890 (the “Special Meeting”).
     At the Special Meeting, shareholders of each Fund voting separately will be asked to consider and approve the following:
1.	An Agreement and Plan of Reorganization providing for (a) the transfer of all the assets and liabilities of each Fund to another series of the Trust, in exchange for shares of the other series, and (b) the subsequent complete liquidation of each Fund; and

2.	To transact such other business as may properly come before the Special Meeting or any adjournment thereof.
THE BOARD OF TRUSTEES HAS UNANIMOUSLY APPROVED THIS PROPOSAL FOR EACH FUND.
     Shareholders of record at the close of business on August 22, 2008, are entitled to vote at the Meeting. Your attention is called to the accompanying Proxy Statement/Prospectus. Regardless of whether you plan to attend the Meeting, please complete, sign and return promptly the enclosed proxy card so that a quorum will be present and a maximum number of shares may be voted. If you are present at the meeting, you may change your vote, if desired, at that time.

By Order of the Board of Trustees Edward W. Diffin, Jr. Secretary

September ___, 2008

WT MUTUAL FUND
PROXY STATEMENT/PROSPECTUS
Dated September ___, 2008
Special Meeting of Shareholders of the
Wilmington Fundamentally Weighted Large Company Fund
Wilmington Fundamentally Weighted Small Company Fund
1100 North Market Street
Wilmington, Delaware 19890
(800) 336-9970
To Be Held On October ___, 2008
INTRODUCTION
     This Proxy Statement/Prospectus is being furnished to shareholders of the Wilmington Fundamentally Weighted Large Company Fund (the “FWLC Fund”) and the Wilmington Fundamentally Weighted Small Company Fund (the “FWSC Fund”) (each a “Target Fund”) in connection with a proposed reorganization of the FWLC Fund and the FWSC Fund into the Wilmington Multi-Manager Large-Cap Fund (“Large-Cap Fund”) and the Wilmington Multi-Manager Small-Cap Fund (“Small-Cap Fund”) (each an “Acquiring Fund”), respectively. Each proposed reorganization involves the transfer of all the assets and liabilities of each Target Fund, an open-end management investment company, to a corresponding Acquiring Fund, an open-end management investment company, in exchange for shares of the corresponding Acquiring Fund (the “Reorganization”). The Target Funds and the Acquiring Funds are listed in the table below:

Target Funds	Acquiring Funds
FWLC Fund	Large-Cap Fund
FWSC Fund	Small-Cap Fund
     The Target Funds and the Acquiring Funds (the “Funds”) are series of the WT Mutual Fund (the “Trust”) and are managed by Rodney Square Management Corporation (“RSMC”), a wholly-owned subsidiary of Wilmington Trust Corporation.
     Upon the exchange of assets and liabilities of a Target Fund for shares of a corresponding Acquiring Fund, the Target Fund will distribute to its shareholders their pro rata portion of the shares of the corresponding Acquiring Fund received in the Reorganization, and then will completely liquidate. The shares of the Acquiring Fund that you receive will have an aggregate value equal to the aggregate value of the Target Fund shares you held as of the close of business on the day the Reorganization closes. As a shareholder of a Target Fund, you are being asked to vote to approve an Agreement and Plan of Reorganization pursuant to which these transactions will be accomplished.
     Because you, as a shareholder of a Target Fund, are being asked to approve transactions that will result in you holding shares of a corresponding Acquiring Fund, this Proxy Statement also serves as a Prospectus for the corresponding Acquiring Fund. Each Target Fund’s shareholders will vote separately on the proposed Reorganization.
     This Proxy Statement/Prospectus, which you should retain for future reference, contains important information about the Acquiring Funds that you should know before voting or investing. A Statement of Additional Information relating to this Proxy Statement/Prospectus, dated September ___, 2008, is available upon request and without charge by calling (800) 336-9970.

     For a more detailed discussion of the investment objectives, policies, restrictions, risks, investment adviser, sub-advisers, and portfolio managers of the Funds, see the Prospectuses for A Shares and Institutional Shares of the Wilmington Multi-Manager Funds, dated November 1, 2007, as amended or supplemented from time to time (the “Multi-Manager Prospectuses”); the Prospectuses for A Shares and Institutional Shares of the Wilmington Fundamentally Weighted Funds, dated November 1, 2007, as amended or supplemented from time to time (the “Fundamentally Weighted Prospectuses,” and together with the Multi-Manager Prospectuses, the “Prospectuses”); the Statement of Additional Information for the Wilmington Multi-Manager Funds, dated November 1, 2007, as amended or supplemented from time to time (“Multi-Manager SAI”); and the Statement of Additional Information for the Fundamentally Weighted Funds, dated November 1, 2007, as amended or supplemented from time to time (“Fundamentally Weighted SAI,” and together with the Multi-Manager SAI, the “SAIs”). The Multi-Manager Prospectuses, the Fundamentally Weighted Prospectuses, the Multi-Manager SAI and the Fundamentally Weighted SAI are incorporated by reference herein. The Funds each provide periodic reports to their shareholders which highlight certain important information about the Funds, including investment results and financial information. The Annual Reports and Semi-Annual Reports, dated June 30, 2008 and December 31, 2007, respectively, are incorporated by reference herein. You may obtain a copy of the most recent Prospectuses, SAIs, Annual Report for each Fund and Semi-Annual Report for each Fund, without charge, from the Trust’s website at www.wilmingtonfunds.com, or by calling (800) 336-9970.
     You can copy and review information about the Funds (including the SAIs) at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about each Fund are available on the EDGAR Database on the Commission’s Internet site at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.
     Investments in the Funds are not bank deposits and are not obligations of, or guaranteed or endorsed by Wilmington Trust Company or any of its affiliates. The Funds are not federally insured and are not obligations of, or guaranteed or endorsed or otherwise supported by the U.S. Government, the Federal Deposit Insurance Corporation (“FDIC”), the Federal Reserve Board or any other governmental agency. There is no guarantee that a Fund will achieve its investment objective.
     The Securities and Exchange Commission has not approved or disapproved these securities, or determined that this Prospectus is truthful or complete. Any representation to the contrary is a criminal offense.

-i-

SUMMARY
     You should read this entire Proxy Statement/Prospectus carefully. For additional information, you should consult the Prospectuses and the relevant Agreement and Plan of Reorganization (the “Plan”). The Plan for the proposed reorganization of the FWLC Fund into the Large-Cap Fund is attached hereto as Appendix A and the Plan for the proposed reorganization of the FWSC Fund into the Small-Cap Fund is attached hereto as Appendix B.
     The Proposed Reorganization. The Board of Trustees, a majority of whose members are not “interested persons” of the Trust (as defined in the Investment Company Act of 1940, as amended (the “1940 Act”)) has unanimously approved each Plan. Each Plan provides that, subject to the requisite approval of the Target Fund shareholders, on the date of the Reorganization the Target Fund will assign, transfer and convey to the corresponding Acquiring Fund all of its assets including all securities and cash, in exchange for shares of the corresponding Acquiring Fund having an aggregate net asset value equal to the value of the Target Fund’s net assets, and the corresponding Acquiring Fund will assume the Target Fund’s liabilities. The Target Fund will distribute all Acquiring Fund shares received by it among its shareholders so that each shareholder of a Target Fund’s A Shares and Institutional Shares will receive a pro rata distribution of the corresponding Acquiring Fund’s A Shares and Institutional Shares (or fractions thereof) having an aggregate net asset value equal to the aggregate net asset value of the shareholder’s Target Fund shares as of the date of the Reorganization. The Acquiring Fund shares received by each shareholder will be of the same share class as the shareholder’s Target Fund shares. Thereafter, the Target Fund will cease operations and will be completely liquidated and terminated as a series of the Trust.
     As a result of the Reorganization, each Target Fund shareholder will cease to be a shareholder of the Target Fund and will become a shareholder of the corresponding Acquiring Fund as of the close of business on the date of the Reorganization. No sales charge or redemption fee will be imposed at the time of the Reorganization. Any subsequent investment in A Shares of the Acquiring Fund after the Reorganization will be subject to any applicable sales charges and any redemption of shares of the Acquiring Fund received in the Reorganization will be subject to the redemption fee which would be calculated from the date of original purchase of Target Fund shares.
     The Board of Trustees has unanimously concluded that the Reorganization is in the best interests of each Target Fund and its shareholders and that the interests of each Target Fund’s existing shareholders will not be diluted as a result of the transactions contemplated thereby. See “Reasons for the Reorganization.”
     Federal Income Tax Consequences. The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization, including any investment in the corresponding Acquiring Fund shares, that are applicable to you as a Target Fund shareholder. The summary is based on the Internal Revenue Code, applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date hereof and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Target Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Target Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.
     The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization within the meaning of Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”). Accordingly, neither Target Fund nor any of their respective shareholders, nor the corresponding Acquiring Fund is expected to recognize any gain or loss for federal income tax purposes as a result of the Reorganization. As a condition to the closing of the Reorganization, each of the Target Funds and each of the Acquiring Funds will receive an opinion of counsel to the effect that the Reorganization will qualify as a tax-free reorganization for federal income tax purposes. The tax opinion will be based on then-existing law and regulations, will be subject to certain assumptions, qualifications and exclusions and will be based on the truth and accuracy of certain representations made by each of the Target Funds and each of the Acquiring Funds.
     Immediately prior to the Reorganization, each Target Fund will declare a dividend which, together with all previous dividends, will have the effect of distributing to its shareholders all of such Target Fund’s investment company taxable income for taxable years ending on or prior to the Reorganization and all of its net capital gain, if any, realized in taxable years ending on or prior to the Reorganization (after reduction for any available capital loss carryforward). Such dividends will be included in the taxable income of the Shareholders of each Target Fund.
     No private ruling will be sought from the Internal Revenue Service (the “IRS”) with respect to the federal income tax consequences of the Reorganization. An opinion of counsel is not binding on the IRS and does not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. You are urged to consult your tax advisors and financial planners as to the federal, state, local and other tax consequences of the Reorganization in light of your individual circumstances, including the applicability and effect of possible changes in any applicable tax laws. See “Information about the Reorganization — Federal Income Tax Consequences.”
COMPARISON OF THE FWLC FUND AND THE LARGE-CAP FUND
     The following discussion is primarily a summary of certain parts of the Prospectuses and only pertains to the FWLC Fund and the Large-Cap Fund (collectively the “Large Funds”). Information contained in this Proxy Statement/Prospectus is qualified by the more complete information set forth in the Prospectuses and SAIs, which are incorporated herein by reference.
     Investment Objective. The investment objective of each of the Large Funds is identical. Each of the Large Funds seeks to achieve long-term capital appreciation.
     Principal Investment Strategies. With the exception of the multi-manager strategy employed by the Large-Cap Fund, the Large-Cap Fund and the FWLC Fund have similar principal investment strategies. To pursue their respective investment objectives, the Large-Cap Fund and the FWLC Fund invest primarily in U.S. equity securities. The Large-Cap Fund may also invest in other investment companies, including Exchange Traded Funds, and equity-related securities, such as convertible securities and options on equities. Both Large Funds invest in “large-cap companies” which are companies that have a market capitalization at least equal to that of the smallest company in the Russell 1000 Index at the time of purchase. In addition, a portion of the Large-Cap Fund is managed using the same “fundamentally weighted” strategy as used by the FWLC Fund.
     The Large-Cap Fund employs a multi-manager approach, relying on several sub-advisers with different investment philosophies to manage a portion of its assets under the general supervision of the Large-Cap Fund’s investment adviser. The multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser in the multi-manager format has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser may be diminished by the less successful performance of another sub-adviser, and vice-versa. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved. See “Principal Risks-Multi-Manager Risk.”
     See “Fund Descriptions,” and “Additional Investment Information” in the Prospectuses and “Investment Policies” and “Investment Limitations” in the SAIs, each of which is incorporated herein by reference.
     Principal Risks. Because each of the Large Funds is a “domestic equity” fund that has the same investment objective and substantially similar principal investment strategies, policies and limitations, the principal risks associated with an investment in the FWLC Fund and Large-Cap Fund are substantially similar. These risks, as described in the Prospectuses, are discussed below. As a result, the value of your investment in the Large-Cap Fund, as in the FWLC Fund, will fluctuate, sometimes dramatically, which means you could lose money.
•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Management Risk: The risk that the investment strategy used by an investment adviser, the implementation of which is subject to a number of constraints, may not produce the intended results.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
     In addition to the risks listed above, the following additional principal risks might apply to your investment in the Large-Cap Fund.
•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of the Fund. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Fund’s performance.

•	Derivatives Risk: In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, options on futures contracts and swap agreements are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include: the risk of imperfect correlation between the value of the instruments and the underlying assets; risk of default by the other party to certain transactions; risk that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risk that the instruments may not be liquid. Using derivatives can increase the volatility of a Fund’s share price. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument. The use of derivatives may involve leverage. See “Leverage Risk” below. Leverage may accelerate or exaggerate losses that occur from a direct investment in the underlying assets. Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding periods for certain of the Fund’s assets and defer recognition of certain of the Fund’s losses.

•	IPO Risk: A Fund may acquire common and preferred stock of issuers in an initial public offering (“IPO”). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Fund’s portfolio as the Fund’s assets increase (and thus have a more limited effect on performance).

•	Leverage Risk: The risk associated with securities transactions or practices that multiply small market movements into larger changes in value. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage risk. The use of leverage may require the liquidation of portfolio positions to satisfy obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. The

Fund will maintain asset segregation policies and the asset coverage requirements which comply with the current position of the SEC and its staff.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in the Fund or portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to the Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund’s realization of capital gains.
     See “Fund Descriptions-Principal Risks” and “Additional Risk Information” in the Prospectuses and “Investment Policies” and “Investment Limitations” in the SAIs, each of which is incorporated herein by reference.
     Performance Information. The following bar charts and performance tables illustrate the risks and volatility of investing in each of the Large Funds for the periods indicated and show how the average annual total returns for the periods indicated, before and after taxes, compared with those of the Russell 1000 Index, a broad measure of market performance. A Shares of each of the Large Funds are subject to a distribution fee equal to 0.25% of the average daily net assets of each of the Large Funds’ A Shares and a maximum front-end sales charge of 3.50%. The maximum front-end sales charge is not reflected in the bar charts or the calendar year-to-date returns; if the front-end sales charge were reflected, the performance shown in the bar charts and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, each of the Large Funds’ past performance, both before and after taxes, does not necessarily indicate how either of the Large Funds will perform in the future.
     The performance shown in the bar charts and Best Quarter and Worst Quarter returns for the periods indicated are for the Large Funds’ Institutional Shares. Performance for the Large Funds’ A Shares will vary due to the differences in fees and expenses.
Large-Cap Fund Institutional Shares
Annual Total Returns for the Calendar Years Since Inception

Best Quarter	Worst Quarter
8.88% (December 31, 2004)	-2.16% (December 31, 2007)

FWLC Fund Calendar Year-by-Year Returns Institutional Shares
Annual Total Returns for the Calendar Years Since Inception

Best Quarter	Worst Quarter
5.58%	-5.33%
(June 30, 2007)	(December 31, 2007)

Large-Cap Fund—Institutional Shares			Since Inception
Average Annual Total Returns as of June 30, 2008	1 Year	3 Years	(July 1, 2003)
Return Before Taxes	(10.75)%	4.02%	6.54%
Return After Taxes on Distributions[1]	(11.40)%	3.49%	6.14%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(6.05)%	(3.45)%	5.63%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes) [3]	(12.36)%	4.81%	8.22%
S&P 500 Index (reflects no deductions for fees, expenses or taxes) [4]	(13.12)%	4.40%	7.58%

		Since Inception
Large-Cap Fund—A Shares[2]		(December 20,
Average Annual Total Returns as of June 30, 2008	1 Year	2005)
Return Before Taxes	(14.08)%	1.09%
Return After Taxes on Distributions[1]	(14.65)%	0.73%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(8.30)%	0.98%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)[3]	(12.36)%	2.96%
S&P 500 Index (reflects no deductions for fees, expenses or taxes)[4]	(13.12)%	2.60%

FWLC Fund - Institutional Shares		Since Inception
Average Annual Total Returns as of June 30, 2008	1 Year	(December 18, 2006)
Return Before Taxes	(20.45)%	(10.50)%
Return After Taxes on Distributions[1]	(21.17)%	(11.21)%
Return After Taxes on Distributions and Sale of Shares[1]	(13.01)%	(9.16)%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)[3]	(12.36)%	(4.37)%

FWLC Fund - A Shares[2]		Since Inception
Average Annual Total Returns as of June 30, 2008	1 Year	(December 18, 2006)
Return Before Taxes	(23.33)%	(12.74)%
Return After Taxes on Distributions[1]	(23.91)%	(13.24)%
Return After Taxes on Distributions and Sale of Shares[1]	(14.82)%	(10.87)%
Russell 1000 Index (reflects no deductions for fees, expenses or taxes)[3]	(12.36)%	(4.37)%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

[2]	Average annual total returns for A Shares of the Fund reflect the imposition of the maximum front-end sales charge of 3.50%.

[3]	The Russell 1000 Index measures the performance of the 1,000 largest companies in the Russell 3000 Index, which represents approximately 92% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Indices are unmanaged and reflect the reinvestment of dividends.

[4]	The S&P 500 Index is a capitalization-weighted index consisting of 500 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares.

     Sales Charges (A Shares only). The schedules of sales charges imposed at the time of purchase of A Shares of the Large Funds are identical. The maximum sales charge imposed on the purchase of Class A shares of each Fund is 3.50%. See “Front-End Sales Charge” in the Multi-Manager and Fundamentally Weighted A Shares Prospectuses for a discussion of sales charges. No sales charge will be imposed at the time of the Reorganization.
     Fees and Expenses. The fees and expenses for the Large Funds set forth below are based on the net assets and expense accruals for the year ended June 30, 2008. The “Pro Forma After Reorganization” operating expenses information is based on the fees and expenses of the FWLC Fund and the Large-Cap Fund for the year ended June 30, 2008, as adjusted, showing the effect of the Reorganization had it occurred July 1, 2008. The $45,000 of estimated costs of the Reorganization that will be borne by the FWLC Fund, has not been reflected in the expenses below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.
Annual Fund Operating Expenses
(expenses deducted from Fund assets)
(as a percentage of average daily net assets)

			Pro Forma After
	Large-Cap	FWLC	Reorganization
Institutional Shares	Fund	Fund	Large-Cap Fund
Management fees	0.70%	0.40%	0.67%
Distribution (Rule 12b-1) fees	None	None	None
Other expenses	0.30%	1.22%	0.30%
Acquired Fund fees and expenses[1]	0.05%	—	0.05%
Total annual Fund operating expenses[2]	1.05%	1.62%	1.02%
Waivers/Reimbursements	(0.07)%	(1.02)%	(0.06)%
Net Total Annual Fund Operating Expenses	0.98%	0.60%	0.96%

			Pro Forma After
	Large-Cap	FWLC	Reorganization
A Shares	Fund	Fund	Large-Cap Fund
Management fees	0.70%	0.40%	0.67%
Distribution (Rule 12b-1) fees	0.25%	0.25%	0.25%
Other expenses	0.30%	1.22%	0.30%
Acquired Fund fees and expenses[1]	0.05%	—	0.05%
Total annual Fund operating expenses[2]	1.30%	1.87%	1.27%
Waivers/Reimbursements	(0.07)%	(1.02)%	(0.06)%
Net Total Annual Fund Operating Expenses	1.23%	0.85%	1.21%

[1]	Fees and expenses incurred indirectly as a result of investment in shares of one or more “Acquired Funds,” which include (i) ETFs, (ii) other investment companies, or (iii) companies that would be an investment company under Section 3(a) of the 1940 Act except for exceptions under Sections 3(c)(1) and 3(c)(7) under the 1940 Act.

[2]	“Total annual Fund operating expenses” do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratios reflect the operating expenses of the Fund and do not include “Acquired Fund fees and expenses.”
Expense Examples
     These Examples are intended to help you compare the cost of investing in Shares of each of the Large Funds with the cost of investing in other mutual funds. The Examples show what you would pay if you invested $10,000 over the various time periods indicated. The Examples assume that (i) you reinvest all dividends and other distributions, (ii) the average annual return is 5%, (iii) a Large Funds’ total operating expenses (reflecting any contractual waivers or reimbursements) are charged and remain the same over the time periods, and (iv) you redeem all of your investment at the end of each time period.

     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

			Pro Forma After
			Reorganization Large-
	Large-Cap Fund	FWLC Fund	Cap Fund
Institutional Shares
1 Year	$100	$61	$98
3 Years	$312	$192	$306
5 Years	$542	$335	$531
10 Years	$1,201	$1,589	$1,178

A Shares
1 Year	$471	$434	$469
3 Years	$727	$612	$721
5 Years	$1,002	$805	$992
10 Years	$1,787	$2,000	$1,765
The examples are for comparison purposes only and are not a representation of the Large Funds actual expenses and returns, either past or future of Institutional Shares or A Shares of either of the Large Funds.
     Comparison of Distribution Fees and Purchase and Redemption Procedures. The purchase and redemption procedures for the Large Funds are the same.
     The shares of each of the Large Funds are offered to a broad range of investors. A Shares are sold with a front-end sales load of up to 3.50% for purchases of $500,000 or less. Institutional Shares are available at NAV without an initial sales charge. Your investment in A Shares and Institutional Shares, however, is subject to a redemption fee or exchange fee of 1.00% if you redeem or exchange shares within 60 days of purchase. The redemption fee and exchange fee will continue to apply to the Large-Cap Fund shares issued in the Reorganization. The 60 day period will be calculated from the date of the original purchase of the FWLC Fund’s Shares.
     Each of the Large Funds’ A Shares have a 0.25% distribution (Rule 12b-1) fee. The shares of both Large Funds may be exchanged for comparable classes of shares of other Wilmington Funds. More information on distribution and purchase and redemption procedures of the Large-Cap Fund is provided in the Prospectuses under “Shareholder Information.”
     Service Providers. The Large Funds have the same investment adviser, administrator, accounting agent, transfer agent, and principal underwriter, which will continue in their capacity after the Reorganization.
     Comparison of Business Structures. Each of the Large Funds is a series of WT Mutual Fund, which is organized as a Delaware statutory trust and is governed by its Agreement and Declaration of Trust, Bylaws and Delaware law.
COMPARISON OF THE FWSC FUND AND THE SMALL-CAP FUND
     The following discussion is primarily a summary of certain parts of the Prospectuses and only pertains to the FWSC Fund and the Small-Cap Fund (collectively the “Small Funds”). Information contained in this Proxy Statement/Prospectus is qualified by the more complete information set forth in the Prospectuses and SAIs, which are incorporated herein by reference.
     Investment Objective. The investment objective of each of the Small Funds is identical. Each of the Small Funds seeks to achieve long-term capital appreciation.
     Principal Investment Strategies. With the exception of the multi-manager strategy employed by the Small-Cap Fund, the Small-Cap Fund and the FWSC Fund have similar principal investment strategies. To pursue their respective investment objectives, the Small-Cap Fund and the FWSC Fund invest primarily in U.S. equity securities. The Small-Cap Fund may also invest in other investment companies, including Exchange Traded Funds, and equity-related securities, such as convertible securities and options on equities. Both Small Funds invest in “small-cap companies” which are companies that have a market capitalization less than the largest company in the Russell 2000 Index at the time of purchase. In addition, a portion of the Small-Cap Fund is managed using the same “fundamentally weighted” strategy as used by the FWSC Fund.
     The Small-Cap Fund employs a multi-manager approach, relying on several sub-advisers with different investment philosophies to manage a portion of its assets under the general supervision of the Small-Cap Fund’s investment adviser. The multi-manager arrangement is expected to reduce volatility by utilizing several investment approaches, a strategy used by many institutional investors. This multiple investment approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. Because each sub-adviser in the multi-manager format has a different investment approach, the performance of one sub-adviser is expected to offset the impact of another sub-adviser’s performance, regardless of the market cycle. The successful performance of a sub-adviser may be diminished by the less successful performance of another sub-adviser, and vice-versa. There can be no guarantee that the expected advantage of the multi-manager arrangement will be achieved. See “Principal Risks-Multi-Manager Risk.”
     See “Fund Descriptions,” and “Additional Investment Information” in the Prospectuses and “Investment Policies” and “Investment Limitations” in the SAIs, each of which is incorporated herein by reference.
     Principal Risks. Because each of the Small Funds is a “domestic equity” fund that has the same investment objective and substantially similar principal investment strategies, policies and limitations, the principal risks associated with an investment in the FWSC Fund and Small-Cap Fund are substantially similar. These risks, as described in the Prospectuses, are discussed below. As a result, the value of your investment in the Small-Cap Fund, as in the FWSC Fund, will fluctuate, sometimes dramatically, which means you could lose money.
•	Liquidity Risk: The risk that certain securities may be difficult or impossible to sell at the time and the price that the seller would like.

•	Market Risk: The risk that the market value of a security may fluctuate, sometimes rapidly and unpredictably. The prices of equity securities change in response to many factors including the historical and prospective earnings of the issuer, the value of its assets, general economic conditions, interest rates, investor perceptions and market liquidity.

•	Management Risk: The risk that the investment strategy used by an investment adviser, the implementation of which is subject to a number of constraints, may not produce the intended results.

•	Opportunity Risk: The risk of missing out on an investment opportunity because the assets necessary to take advantage of it are tied up in less advantageous investments.

•	Small Company Risk: Smaller sized companies may be more vulnerable than larger companies to adverse business or economic developments. These companies may also have limited product lines, markets or financial resources, may be dependent on relatively small or inexperienced management groups and may operate in industries characterized by rapid technological obsolescence. Securities of such companies may be less liquid and more volatile than securities of larger companies and therefore may involve greater risk than investing in larger companies.

•	Valuation Risk: The risk that the Fund has valued certain of its securities at a higher price than it can sell them.
     In addition to the risks listed above, the following additional principal risks might apply to your investment in the Small-Cap Fund.
•	Allocation Risk: The risk that the investment adviser will make less than optimal or poor asset allocation decisions to the sub-advisers of the Fund. To the extent that the investment adviser allocates more assets to one sub-adviser, the performance of that sub-adviser will have a greater effect on the Fund’s performance.

•	Derivatives Risk: In general terms, a derivative instrument is one whose value depends on (or is derived from) the value of an underlying asset, interest rate or index. Options, futures contracts, options on futures contracts and swap agreements are examples of derivative instruments. Derivative instruments involve risks different from direct investments in underlying securities. These risks include: the risk of imperfect correlation between the value of the instruments and the underlying assets; risk of default by the other party to certain transactions; risk that the transactions may result in losses that partially or completely offset gains in portfolio positions; and risk that the instruments may not be liquid. Using derivatives can increase the volatility of a Fund’s share price. For some derivatives, it is possible for the Fund to lose more than the amount invested in the derivative instrument. The use of derivatives may involve leverage. See “Leverage Risk” below. Leverage may accelerate or exaggerate losses that occur from a direct investment in the underlying assets. Derivatives may, for tax purposes, affect the character of gain and loss realized by the Fund, accelerate recognition of income to the Fund, affect the holding periods for certain of the Fund’s assets and defer recognition of certain of the Fund’s losses.

•	IPO Risk: A Fund may acquire common and preferred stock of issuers in an initial public offering (“IPO”). Securities issued through an IPO can experience an immediate drop in value if the demand for the securities does not continue to support the offering price. Information about the issuers of IPO securities is also difficult to acquire since they are new to the market and may not have lengthy operating histories. A Fund may engage in short-term trading in connection with its IPO investments, which could produce higher trading costs and adverse tax consequences. The number of securities issued in an IPO is limited, so it is likely that IPO securities will represent a small component of the Fund’s portfolio as the Fund’s assets increase (and thus have a more limited effect on performance).

•	Leverage Risk: The risk associated with securities transactions or practices that multiply small market movements into larger changes in value. Such transactions may include, among others, reverse repurchase agreements, loans of portfolio securities, and the use of when-issued, delayed delivery or forward commitment transactions. The use of derivatives may also create leverage risk. The use of leverage may require the liquidation of portfolio positions to satisfy obligations or to meet segregation requirements when it may not be advantageous to do so. In addition, leverage may cause the Fund to be more volatile than if the Fund had not been leveraged. This is because leverage tends to exaggerate the effect of any increase or decrease in the value of portfolio securities. The Fund will maintain asset segregation policies and the asset coverage requirements which comply with the current position of the SEC and its staff.

•	Multi-Manager Risk: The investment styles employed by sub-advisers may not be complementary. The interplay of the various strategies employed by the sub-advisers may result in the Fund or portfolio indirectly holding a concentration in certain types of securities, industries or sectors. This concentration may be detrimental to the Fund’s performance depending upon the performance of those securities and the overall economic environment. The multi-manager approach could result in a high level of portfolio turnover, resulting in higher brokerage expenses and increased tax liability from the Fund’s realization of capital gains.
     See “Fund Descriptions-Principal Risks” and “Additional Risk Information” in the Prospectuses and “Investment Policies” and “Investment Limitations” in the SAIs, each of which is incorporated herein by reference.
     Performance Information. The following bar charts and performance tables illustrate the risks and volatility of investing in each of the Small Funds for the periods indicated and show how the average annual total returns for the periods indicated, before and after taxes, compared with those of the Russell 2000 Index, a broad measure of market performance. A Shares of each of the Small Funds are subject to a distribution fee equal to 0.25% of the average daily net assets of each of the Small Funds’ A Shares and a maximum front-end sales charge of 3.50%. The maximum front-end sales charge is not reflected in the bar charts or the calendar year-to-date returns; if the front-end sales charge were reflected, the performance shown in the bar charts and the calendar year-to-date returns would be less than those shown. Total returns would have been lower had certain fees and expenses not been waived or reimbursed. Of course, each of the Small Funds’ past performance, both before and after taxes, does not necessarily indicate how either of the Small Funds will perform in the future.
     The performance shown in the bar charts and Best Quarter and Worst Quarter returns for the periods indicated are for the Small Funds’ Institutional Shares. Performance for the Small Funds’ A Shares will vary due to the differences in fees and expenses.
Small-Cap Fund Calendar Institutional Shares
Annual Total Returns for the Calendar Years Since Inception

Best Quarter	Worst Quarter
13.95%	-6.39%
(December 31, 2004)	(June 30, 2006)
FWSC Fund Calendar Year-by-Year Returns Institutional Shares
Annual Total Returns for the Calendar Years Since Inception

Best Quarter	Worst Quarter
2.41%	-8.13%
(June 30, 2007)	(December 31, 2007)

Small-Cap Fund — Institutional Shares			Since Inception
Average Annual Total Returns as of June 30, 2008	1 Year	3 Years	(July 1, 2003)
Return Before Taxes	(18.13)%	1.13%	8.06%
Return After Taxes on Distributions[1]	(21.43)%	(1.39)%	6.03%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(8.58)%	0.87%	6.86%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes) [3]	(16.19)%	3.79%	10.29%
S&P SmallCap 600 Index (reflects no deductions for fees, expenses or taxes) [4]	(14.67)%	4.10%	11.60%

Small-Cap Fund — A Shares[2]		Since Inception
Average Annual Total Returns as of June 30, 2008	1 Year	(December 20, 2005)
Return Before Taxes	(21.21)%	(2.03)%
Return After Taxes on Distributions[1]	(24.40)%	(4.44)%
Return After Taxes on Distributions and Sale of Fund Shares[1]	(10.68)%	(1.78)%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)[3]	(16.19)%	2.24%
S&P SmallCap 600 Index (reflects no deductions for fees, expenses or taxes) [4]	(14.67)%	2.24%

FWSC Fund - Institutional Shares		Since Inception
Average Annual Total Returns as of June 30, 2008	1 Year	(December 18, 2006)
Return Before Taxes	(23.83)%	(13.93)%
Return After Taxes on Distributions[1]	(20.98)%	(14.28)%
Return After Taxes on Distributions and Sale of Shares[1]	(15.25)%	(11.80)%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)[3]	(16.19)%	(7.50)%

FWSC Fund - A Shares[2]		Since Inception
Average Annual Total Returns as of June 30, 2008	1 Year	(December 18, 2006)
Return Before Taxes	(26.78)%	(16.11)%
Return After Taxes on Distributions[1]	(27.05)%	(16.39)%
Return After Taxes on Distributions and Sale of Shares[1]	(17.19)%	(13.63)%
Russell 2000 Index (reflects no deductions for fees, expenses or taxes)[3]	(16.19)%	(7.50)%

[1]	After-tax returns are calculated using the historical highest individual federal marginal income tax rates and do not reflect the impact of state and local taxes. Actual after-tax returns depend on your tax situation and may differ from those shown and are not relevant if you hold your shares through tax-deferred arrangements, such as 401(k) plans or individual retirement accounts.

2’	Average annual total returns for A Shares of the Fund reflect the imposition of the maximum front-end sales charge of 3.50%.

[3]	The Russell 2000 Index measures the performance of the 2,000 smallest companies in the Russell 3000 Index, which represents approximately 8% of the total market capitalization of the Russell 3000 Index. The Russell 3000 Index measures the performance of the 3,000 largest U.S. companies based on total market capitalization, which represents approximately 98% of the investable U.S. equity market. The Indices are unmanaged and reflect the reinvestment of dividends.

[4]	The S&P SmallCap 600 Index is a benchmark for performance measurement of the small-capitalization segment of the U.S. equities market. The S&P SmallCap 600 Index is a capitalization-weighted index consisting of 600 publicly traded U.S. companies selected by the Standard & Poor’s Index Committee from a broad range of industries chosen for market size, liquidity and industry group representation. The component stocks are weighted according to the total market value of their outstanding shares. It covers approximately 3% of the U.S. equities market.
     Sales Charges (A Shares only). The schedules of sales charges imposed at the time of purchase of A Shares of the Small Funds are identical. The maximum sales charge imposed on the purchase of Class A shares of each of the Small Funds is 3.50%. See “Front-End Sales Charge” in the Multi-Manager and Fundamentally Weighted A Shares Prospectuses for a discussion of sales charges. No sales charge will be imposed at the time of the Reorganization.
     Fees and Expenses. The fees and expenses for the Small Funds set forth below are based on the net assets and expense accruals for the year ended June 30, 2008. The “Pro Forma After Reorganization” operating expenses information is based on the fees and expenses of the FWSC Fund and the Small-Cap Fund for the year ended June 30, 2008, as adjusted, showing the effect of the Reorganization had it occurred on July 1, 2008. The $45,000 of estimated costs of the Reorganization that will be borne by the FWSC Fund, has not been reflected in the expenses below. Annual fund operating expenses are paid out of fund assets, so their effect is reflected in the share prices.

Annual Fund Operating Expenses
(expenses deducted from Fund assets)
(as a percentage of average daily net assets)

			Pro Forma After
	Small-Cap	FWSC	Reorganization
Institutional Shares	Fund	Fund	Small-Cap Fund
Management fees	0.80%	0.40%	0.79%
Distribution (Rule 12b-1) fees	None	None	None
Other expenses	1.12%	3.81%	1.05%
Acquired Fund fees and expenses[1]	0.03%	—	0.03%
Total annual Fund operating expenses[2]	1.95%	4.21%	1.87%
Waivers/Reimbursements	(0.67)%	(3.61)%	(0.59)%
Net Total Annual Fund Operating Expenses	1.28%	0.60%	1.28%

			Pro Forma After
	Small-Cap	FWSC	Reorganization
A Shares	Fund	Fund	Small-Cap Fund
Management fees	0.80%	0.40%	0.79%
Distribution (Rule 12b-1) fees	0.25%	0.25%	0.25%
Other expenses	1.12%	3.81%	1.05%
Acquired Fund fees and expenses[1]	0.03%	—	0.03%
Total annual Fund operating expenses[2]	2.20%	4.46%	2.12%
Waivers/Reimbursements	(0.67)%	(3.61)%	(0.59)%
Net Total Annual Fund Operating Expenses	1.53%	0.85%	1.53%

[1]	Fees and expenses incurred indirectly as a result of investment in shares of one or more “Acquired Funds,” which include (i) ETFs, (ii) other investment companies, or (iii) companies that would be an investment company under Section 3(a) of the 1940 Act except for exceptions under Sections 3(c)(1) and 3(c)(7) under the 1940 Act.

[2]	“Total annual Fund operating expenses” do not correlate to the ratios of expenses to average net assets shown in the Financial Highlights; the Financial Highlights expense ratios reflect the operating expenses of the Fund and do not include “Acquired Fund fees and expenses.”
Expense Examples
     These Examples are intended to help you compare the cost of investing in Shares of each of the Small Funds with the cost of investing in other mutual funds. The Examples show what you would pay if you invested $10,000 over the various time periods indicated. The Examples assume that (i) you reinvest all dividends and other distributions, (ii) the average annual return is 5%, (iii) a Small Funds’ total operating expenses (reflecting any contractual waivers or reimbursements) are charged and remain the same over the time periods, and (iv) you redeem all of your investment at the end of each time period.
     Although your actual costs may be higher or lower, based on these assumptions your costs would be:

			Pro Forma After
			Reorganization Small-
	Small-Cap Fund	FWSC Fund	Cap Fund
Institutional Shares
1 Year	$130	$61	$130
3 Years	$406	$192	$406
5 Years	$702	$335	$702
10 Years	$1,965	$2,998	$1,916

A Shares
1 Year	$500	$434	$500
3 Years	$816	$612	$816
5 Years	$1,155	$805	$1,155
10 Years	$2,505	$3,478	$2,459

The examples are for comparison purposes only and are not a representation of the Small Funds’ actual expenses and returns, either past or future of Institutional Shares or A Shares of either of the Small Funds.
     Comparison of Distribution Fees and Purchase and Redemption Procedures. The purchase and redemption procedures for the Small Funds are the same.
     The shares of each of the Small Funds are offered to a broad range of investors. A Shares are sold with a front-end sales load of up to 3.50% for purchases of $500,000 or less. Institutional Shares are available at NAV without an initial sales charge. Your investment in A Shares and Institutional Shares, however, is subject to a redemption fee or exchange fee of 1.00% if you redeem or exchange shares within 60 days of purchase. The redemption fee and exchange fee will continue to apply to the Small-Cap Fund shares issued in the Reorganization. The 60 day period will be calculated from the date of the original purchase of the FWSC Fund’s Shares.
     Each of the Small Funds’ A Shares have a 0.25% distribution (Rule 12b-1) fee. The shares of both Small Funds may be exchanged for comparable classes of shares of other Wilmington Funds. More information on distribution and purchase and redemption procedures of the Small-Cap Fund is provided in the Prospectuses under “Shareholder Information.”
     Service Providers. The Small Funds have the same investment adviser, administrator, accounting agent, transfer agent, and principal underwriter, which will continue in their capacity after the Reorganization.
     Comparison of Business Structures. Each of the Small Funds is a series of WT Mutual Fund, which is organized as a Delaware statutory trust and is governed by its Agreement and Declaration of Trust, Bylaws and Delaware law.
INFORMATION ABOUT THE REORGANIZATION
     Description of the Plans. The Form of Agreement and Plan of Reorganization (“Plan”) for the proposed reorganization of the FWLC Fund into the Large-Cap Fund is attached hereto as Appendix A and the Plan for the proposed reorganization of the FWSC Fund into the Small-Cap Fund is attached hereto as Appendix B. The following summary is qualified in its entirety by reference to each Plan in Appendix A and Appendix B.
     As provided in each Plan, the Acquiring Fund will acquire all the assets and assume all the liabilities of the corresponding Target Fund at the closing date of the Reorganization (the “Closing Date”). In return, the Acquiring Fund will issue, and the corresponding Target Fund will distribute to its shareholders in liquidation, a number of full and fractional shares of the Acquiring Fund determined by dividing the net assets of each class of the Target Fund by the net asset value (“NAV”) of one share of the corresponding class of the Acquiring Fund. For this purpose, each Plan provides the times for and methods of determining the net assets of each Fund. Each Plan provides that shareholders of the Target Fund will be credited with shares of the Acquiring Fund corresponding to the aggregate NAV of the Target Fund’s shares that the shareholder holds of record at the Closing Date.
     Following the distribution of the Acquiring Fund shares in full liquidation of the Target Fund, the Target Fund will wind up its affairs, cease operations, and dissolve as soon as is reasonably possible after the Reorganization. In the event the Reorganization does not occur, the Target Fund will continue its operations and the Trustees of the Trust will consider what future action, if any, is appropriate.
     The projected expenses of each Reorganization, largely those for legal, accounting, printing and proxy solicitation expenses, are estimated to total approximately $45,000 for each Reorganization. Each Target Fund and each Acquiring Fund will each bear its respective expenses incurred in connection with the Reorganization.
     The Special Meeting of Shareholders of the FWLC Fund and the FWSC Fund, is expected to take place on October ___, 2008. If shareholders of each of the Target Funds vote to approve the respective Plan, each Reorganization will be completed shortly thereafter. For each Reorganization, under applicable legal and regulatory requirements, none of the Target Fund’s shareholders will be entitled to exercise objecting shareholders’ appraisal rights, i.e., to demand the fair value of their shares in connection with the Reorganization. Therefore, shareholders will be bound by the terms of the Reorganization under each Plan. However, any shareholder of a Target Fund may redeem his or her shares pursuant to the Fund’s Prospectuses prior to the Reorganization.

     Completion of each Reorganization is subject to certain conditions set forth in the Plan, some of which may be waived by a party to the Plan. The Plan may be amended in any mutually agreed manner. The parties to the Plan may terminate the Plan by mutual consent and either party has the right to terminate the Plan under certain circumstances. Among other circumstances, either party may at any time terminate the Plan unilaterally upon a determination by the Board of Trustees of the Trust that proceeding with the Plan is not in the best interests of a Fund or of its shareholders.
     Description of Securities to be Issued. Under each Plan, the Acquiring Fund will issue additional shares of the Acquiring Fund for distribution to corresponding classes of shares of the Target Fund. Under the Trust’s Agreement and Declaration of Trust and By-laws, the Acquiring Funds may issue an indefinite number of shares of beneficial interest for each class of shares.
     When each Reorganization is consummated, shareholders of A Shares and Institutional Shares of each Target Fund will receive the corresponding class shares of the Acquiring Fund having an aggregate NAV equal to the aggregate NAV of the shareholder’s shares in the Target Fund.
     There are no material differences between the rights of shareholders of the Target Funds and the rights of shareholders of the Acquiring Funds. Each share of an Acquiring Fund represents an equal proportionate interest with other shares of an Acquiring Fund. Each share has equal earnings, assets, and voting privileges, and is entitled to dividends and other distributions out of the income earned and gain realized on the assets belonging to an Acquiring Fund as authorized by the Board of Trustees. Shares of an Acquiring Fund entitle their holders to one vote per full share and fractional votes for fractional shares held. Shares of an Acquiring Fund received by the corresponding Target Fund in the Reorganization will be issued at NAV without a sales charge, fully paid and non-assessable.
     Dividends and Other Distributions. On or before the Closing Date, as defined in each Plan, the Target Fund will declare a dividend which, together with all previous dividends, will have the effect of distributing to its shareholders all of the Target Fund’s investment company taxable income for taxable years ending on or prior to the Closing Date and all of its net capital gain, if any, realized in taxable years ending on or prior to the Closing Date (after reduction for any available capital loss carryforward).
     Federal Income Tax Consequences. The following discussion summarizes the material U.S. federal income tax consequences of the Reorganization, including any investment in the shares, that are applicable to you as a Target Fund shareholder. It is based on the Internal Revenue Code, applicable U.S. Treasury regulations, judicial authority and administrative rulings and practice, all as of the date hereof and all of which are subject to change, including changes with retroactive effect. The discussion below does not address any state, local or foreign tax consequences of the Reorganization. Your tax treatment may vary depending upon your particular situation. You also may be subject to special rules not discussed below if you are a certain kind of Target Fund shareholder, including, but not limited to: an insurance company; a tax-exempt organization; a financial institution or broker-dealer; a person who is neither a citizen nor resident of the United States or entity that is not organized under the laws of the United States or political subdivision thereof; a holder of Target Fund shares as part of a hedge, straddle or conversion transaction; a person that does not hold Target Fund shares as a capital asset at the time of the Reorganization; or an entity taxable as a partnership for U.S. federal income tax purposes.
     The Reorganization is intended to qualify for federal income tax purposes as a tax-free reorganization under Section 368(a) of the Code. As a condition to the closing of the Reorganization, each of the Target Funds and the Acquiring Funds will receive an opinion from the law firm of Pepper Hamilton LLP substantially to the effect that, on the basis of the existing provisions of the Code, U.S. Treasury regulations issued thereunder, current administrative rules, pronouncements and court decisions, and certain representations, qualifications and assumptions with respect to the Reorganization, for federal income tax purposes, upon consummation of the Reorganization:
(i)	The transfer of all of the assets of each of the Target Funds solely in exchange for shares of each of the corresponding Acquiring Funds and the assumption by each of the Acquiring Funds of all of the liabilities of each of the Target Funds, followed by the distribution of each of the Acquiring Fund’s shares to the shareholders of each of the Target Funds in complete liquidation and termination of each of the Target Funds, will constitute a reorganization within the meaning of Section 368(a) of the Code, and each of the Target Funds and the Acquiring Funds will be a party to the reorganization within the meaning of Section 368(b) of the Code;

(ii)	No gain or loss will be recognized by the Acquiring Funds upon the receipt of the assets of the Target Funds solely in exchange for the shares of the Acquiring Funds and the assumption by the Acquiring Funds of the liabilities of the Target Funds.

(iii)	No gain or loss will be recognized by each of the Target Funds upon the transfer of all of its assets to the corresponding Acquiring Funds solely in exchange for shares of the Acquiring Funds and the assumption by the Acquiring Funds of the liabilities of the Target Funds or upon the distribution by the Target Funds of the shares of the corresponding Acquiring Funds to each of the Target Funds’ shareholders in complete liquidation in exchange for their shares of the Target Funds.

(iv)	No gain or loss will be recognized by each of the Target Funds’ shareholders upon the exchange of their shares of each of the Target Funds for shares of the corresponding Acquiring Fund in the Reorganization;

(v)	The aggregate tax basis of the shares of the corresponding Acquiring Funds received by each shareholder of the corresponding Target Funds pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the Target Funds held by such shareholder immediately prior to the Reorganization, and the holding period of the shares of the corresponding Acquiring Funds received by a shareholder of the Target Funds will include the period during which the shares of the Target Funds exchanged therefor were held by such shareholder (provided that the shares of each of the Target Funds were held as a capital asset on the date of the Reorganization); and

(vi)	The tax basis of the assets of each of the Target Funds acquired by the Acquiring Funds will be the same as the tax basis of such assets to each of the Target Funds immediately prior to the Reorganization, and the holding period of such assets in the hands of the corresponding Acquiring Funds will include the period during which the assets were held by the Target Funds.
     The opinions are limited to the issues set forth above and do not address any other tax issues, including without limitation, the following: (1) the effect of the Reorganization on (i) the Acquiring Funds and the Target Funds (x) with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of a taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (y) with respect to any stock held of a passive foreign investment company as defined in Section 1297(a) of the Code, or (ii) any Target Fund Shareholder that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting and (2) any other federal, state, local or foreign tax issues of any kind.
     No private ruling will be sought from the IRS with respect to the federal income tax consequences of the Reorganization. Opinions of counsel are not binding upon the IRS or the courts and do not preclude the IRS from adopting or taking a contrary position, which may be sustained by a court. If the Reorganization is consummated but does not qualify as a tax-free reorganization under the Code, a shareholder of the Target Funds would recognize a taxable gain or loss equal to the difference between its tax basis in its Target Funds shares and the fair market value of the shares of the corresponding Acquiring Fund it received. In addition, each of the Target Funds would recognize gain on the transfer of its assets in exchange for each corresponding Acquiring Funds assets equal to the difference between such Target Fund’s assets and the fair market value of the corresponding Acquiring Funds shares received.
     The Acquiring Funds intend to continue to be taxed under the rules applicable to regulated investment companies as defined in Section 851 of the Code, which are the same rules currently applicable to the Target Funds and its shareholders.
     Prior to the Reorganization, each of the Target Funds will declare a distribution to their respective shareholders, which together with all previous distributions, will have the effect of distributing to their respective shareholders all of such Target Fund’s investment company taxable income (computed without regard to the deduction for dividends paid) and net realized capital gain, if any, through the Reorganization. Such distributions will represent ordinary income or, to the extent each Target Fund’s net long-term capital gains exceed its capital loss carryforwards, capital gain distributions to its shareholders. Even if reinvested in additional shares of either of the Target Funds, which would be exchanged for shares of the corresponding Acquiring Funds in the Reorganization, such distributions will be taxable at the rates applicable to ordinary income and capital gain distributions, respectively.
     If portfolio assets of either of the Target Funds are sold prior to the Reorganization, the tax impact of such sales will depend on the difference between the price at which such portfolio assets are sold and the applicable Target Funds’ basis in such assets. Any capital gains recognized in these sales on a net basis will be distributed to the applicable Target Funds’ shareholders as capital gains (to the extent of net realized long-term capital gain) and/or ordinary dividends (to the extent of net realized short-term capital gain) during or with respect to the year of sale, and such distributions will be taxable to shareholders.
     As of June 30, 2008, the FWLC Fund had estimated capital loss carryforwards of $1,513,000 expiring June 30, 2016 and the FWSC Fund had estimated capital loss carryforwards of $435,000 expiring June 30, 2016. After the Reorganization, the ability to use the capital loss carryforwards by the Large-Cap Fund and the Small-Cap Fund will be limited and may expire completely unused.
     U.S. federal income tax law permits a regulated investment company to carry forward net capital losses for a period of up to eight taxable years. The Reorganization will cause the tax years of each of the Target Funds to close, resulting in an earlier expiration of net capital loss carryforwards than would otherwise occur. In addition, the Reorganization is expected to result in a limitation on the ability of each of the Acquiring Funds to use carryforwards of each of the Target Funds and, potentially, to use unrealized capital losses inherent in the tax basis of the assets acquired, once realized. These limitations, imposed by Section 382 of the Internal Revenue Code, are imposed on an annual basis. Losses in excess of the limitation may be carried forward, subject to the overall eight-year limitation. In general, the limitation under Section 382 will apply to loss carryforwards and unrealized losses of each of the Target Funds since their respective shareholders will hold less than 50% of the outstanding shares of the corresponding Acquiring Funds immediately following the Reorganization. The Section 382 limitation as to each of the Target Funds generally will equal the product of the net asset value of each of the Target Funds immediately prior to the Reorganization and the “long-term tax-exempt rate,” published by the Internal Revenue Service, in effect at such time. As of August 2008, the long-term tax-exempt rate is 4.65%. However, no assurance can be given as to what the long-term tax exempt rate will be in effect at the time of the Reorganization. In certain instances, under Section 384 of the Internal Revenue Code, each of the Acquiring Funds will also be prohibited from using the Target Funds’ loss carryforwards and unrealized losses against the unrealized gains of the corresponding Acquiring Funds at the time of the Reorganization, to the extent such gains are realized within five years following the Reorganization. While the ability of each of the Acquiring Funds to absorb the acquired Target Funds’ losses in the future depends upon a variety of factors that cannot be known in advance, because capital loss carryforwards generally expire eight taxable years following realization, including the short taxable year resulting from the Reorganization, it is expected that substantially all of the Target Funds’ losses may become permanently unavailable where the limitation applies. Each of the Acquiring Funds is able to utilize net capital loss carryforwards or unrealized losses of the Acquired Target Funds, the tax benefit resulting from those losses will be shared by both the Target Funds and the Acquiring Funds shareholders following the Reorganization. Therefore, a Target Funds shareholder may pay more taxes, or pay taxes sooner, than such shareholder otherwise would if the Reorganization did not occur.
     You are urged to consult your tax advisors and financial planners as to the federal, state, local and other tax consequences of the Reorganization in light of your individual circumstances including the applicability and effect of possible changes in any applicable tax laws.
     Capitalization. The following table shows on an unaudited basis the capitalization of each of the FWLC Fund and the Large-Cap Fund as of June 30, 2008 and on a pro forma combined basis, giving effect to the reorganization of the assets and liabilities of the FWLC Fund into the Large-Cap Fund at net asset value as of June 30, 2008.

							Pro Forma After
					Pro Forma		Reorganization
	FWLC Fund		Large-Cap Fund		Adjustments		Large-Cap Fund (a)
	A	Institutional	A	Institutional	A	Institutional	A	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
Net Asset Value	$10,842	$12,098,082	$40,632	$242,390,504	—	—	$51,474	$254,488,586

Shares Outstanding	1,337	1,492,018	3,308	19,732,313	(454)	(507,149)	4,191	20,717,182

Net Asset Value per Share	$8.11	$8.11	$12.28	$12.28	—	—	$12.28	$12.28

(a)	Assumes the Reorganization was consummated on June 30, 2008 and is for information purposes only. No assurance can be given as to how many shares of the Large-Cap Fund will be received by the shareholders of the FWLC Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Large-Cap Fund that actually will be received on or after such date.
     The following table shows on an unaudited basis the capitalization of each of the FWSC Fund and the Small-Cap Fund as of June 30, 2008 and on a pro forma combined basis, giving effect to the reorganization of the assets and liabilities of the FWSC Fund into the Small-Cap Fund at net asset value as of June 30, 2008.

							Pro Forma After
					Pro Forma		Reorganization
	FWSC Fund		Small-Cap Fund		Adjustments		Small-Cap Fund (a)
	A	Institutional	A	Institutional	A	Institutional	A	Institutional
	Shares	Shares	Shares	Shares	Shares	Shares	Shares	Shares
Net Asset Value	$7,919	$4,359,183	$9,840	$31,834,109	—	—	$17,759	$36,193,292

Shares Outstanding	1,024	563,129	1,083	3,475,475	(153)	(87,215)	1,954	3,951,389

Net Asset Value per Share	$7.73	$7.74	$9.09	$9.16	—	—	$9.09	9.16

(a)	Assumes the Reorganization was consummated on June 30, 2008 and is for information purposes only. No assurance can be given as to how many shares of the Small-Cap Fund will be received by the shareholders of the FWSC Fund on the date the Reorganization takes place, and the foregoing should not be relied upon to reflect the number of shares of the Small-Cap Fund that actually will be received on or after such date.
REASONS FOR THE REORGANIZATION
     Based on the considerations described below, the Board of Trustees, including the Trustees who are deemed to be independent trustees (the “Independent Trustees”) under the Investment Company Act of 1940, as amended (the “1940 Act”), separately on behalf of each Target Fund and each Acquiring Fund, has determined that each proposed Reorganization would be in the best interests of each Target Fund and each Acquiring Fund and that the interests of each Target Fund’s and each Acquiring Fund’s existing shareholders would not be diluted as a result of the Reorganization.
     At a meeting of the Board of Trustees of the Trust held on May 20, 2008, RSMC presented each Plan to the Trustees and provided the Trustees with data and analysis regarding each proposed Reorganization. At the meeting, the Board considered a number of factors, including the following:
•	The relative growth in assets of each of the Target Funds and each of the Acquiring Funds and the anticipated inability of each of the Target Funds to achieve satisfactory asset growth as projected by RSMC. Specifically, on May 2, 2008, the net assets of the FWLC Fund and the FWSC Fund were approximately $16 million and $5 million, respectively. In contrast, on May 2, 2008, the net assets of the Large-Cap Fund and the Small-Cap Fund were approximately $236 million and $33 million, respectively. The Board discussed at length the lack of distribution channels and platforms for the FWLC Fund and FWSC Fund. Regardless of whether the Reorganization occurs, the FWLC Fund and the FWSC Fund will likely face net redemptions, which will effect the viability of the FWLC Fund and the FWSC Fund. The Board concluded that the combined Target Funds and Acquiring Funds should grow as a result of new sales and positive investment performance.

•	The proprietary structure of each of the Target Funds as compared to the multi-manager structure of each of the Acquiring Funds. The multi-manager approach is expected to allow RSMC additional flexibility in implementing the asset allocation strategies and recommendations of the Wilmington Trust Investment Strategy Team. In addition, the multi-manager approach is expected to reduce volatility by utilizing several investment approaches. The multi-manager approach is designed to soften the impact of a single sub-adviser’s performance in a market cycle during which that sub-adviser’s investment approach is less successful. The Board concluded that the multi-manager approach is likely to be more attractive to new investors.

•	Each of the Target Funds and each of the corresponding Acquiring Funds have compatible investment objectives, policies and restrictions.

•	The relative short- and long-term investment performance of each of the Target Funds and each of the Acquiring Funds. The Board concluded that the Target Funds would not likely be able to sustain a competitive performance in the long-term due to diminishing assets. On the other hand, the Board concluded that a continued growth in assets of each of the Acquiring Funds would likely reduce the expense ratio, which in turn would likely have a positive impact on performance.

•	The relative expense ratios of each of the Target Funds and each of the Acquiring Funds and the anticipated impact of the proposed Reorganization on the expense ratio of each of the Acquiring Funds. Although the net expense ratio of each of the Acquiring Funds “post-merger” will be higher than the capped expense ratio of each of the Target Funds, RSMC believes that the multi-manager structure will allow for lower expenses over time.

•	The anticipated federal income tax consequences of the Reorganization with respect to each of the Target Funds and each of the Acquiring Funds and their shareholders. It is anticipated that the Reorganization will be completed as a tax-free transaction.

•	The potential benefits of the proposed Reorganization for the shareholders of each of the Target Funds and each of the Acquiring Funds.
     The Board noted that the investment objective for each of the Target Funds is identical to the investment objective of each of the corresponding Acquiring Funds. Based on the information presented at the meeting, the Board considered whether the potential benefits of the multi-manager approach outweighed the additional expense of a multi-manager approach and concluded that it did. The Board considered that the portfolios of each of the Target Funds have similar holdings to each corresponding Acquiring Fund and use the same benchmark, which should allow for a relatively smooth transition for shareholders of each of the Target Funds should each proposed Reorganization be approved. The Board discussed that a portion of each of the Acquiring Funds is managed using the same “fundamentally weighted” strategy as used by each of the Target Funds and concluded that this should also allow for a relatively smooth transition.
     The Board also noted that, with the exception of the management structure, the investment strategies, policies and risks of the Target Funds are substantially similar to the investment strategies, policies and risks of the corresponding Acquiring Funds.
     In deciding whether to recommend approval of the Reorganization to shareholders, the Board also considered the fees and expense ratios of each of the Acquiring Funds and each of the corresponding Target Funds and the impact of existing and proposed contractual fee waivers on such expense ratios. The Board considered the potential benefits afforded by a larger fund through economies of scale from the spreading of fixed costs over a larger asset base and by moving closer to reaching breakpoints in advisory fees, although there can be no assurance that operational savings will be realized. RSMC informed the Board that each Reorganization will be structured as a tax-free reorganization. RSMC also informed the Board that each of the Target Funds and each of the Acquiring Funds will bear its respective expenses incurred in connection with the Reorganization.
     The Board approved each Plan, concluding that the Reorganization is in the best interests of each of the Target Funds and each of the Acquiring Funds and that no dilution of value would result to the shareholders of either of the Target Funds and either of the Acquiring Funds from the Reorganization. The Board has decided to recommend that shareholders of each of the Target Funds vote to approve the Reorganization. The Trustees approving each Plan and making the foregoing determinations included all of the Independent Trustees.

ADDITIONAL INFORMATION ABOUT THE FUNDS
     Information about the FWLC Fund, the Large-Cap Fund, the FWSC Fund and the Small-Cap Fund (collectively the “Funds”) is incorporated by reference into this Proxy Statement/Prospectus from the Prospectuses and SAIs forming a part of the Trust’s Registration Statement on Form N-1A (File Nos. 33-84762 and 811-08648). The Annual and Semi-Annual Reports to Shareholders, dated June 30, 2008 and December 31, 2007, respectively, for each Fund, are incorporated by reference herein. You may receive a copy of the most recent Prospectuses, SAIs, Annual Report for each Fund and Semi-Annual Report for each Fund, without charge, on the Trust’s website at www.wilmingtonfunds.com or by calling (800) 336-9970. A copy of the Statement of Additional Information relating to the Reorganization is available upon request and without charge by calling (800) 336-9970.
     You can copy and review information about the Funds at the Securities and Exchange Commission’s (the “Commission”) Public Reference Room in Washington, D.C. You may obtain information on the operation of the Public Reference Room by calling the Commission at (202) 942-8090. Reports and other information about the Funds are available on the EDGAR Database on the Commission’s website at http://www.sec.gov. You may obtain copies of this information, after paying a duplicating fee, by electronic request at the following e-mail address: publicinfo@sec.gov, or by writing the Commission’s Public Reference Section, Washington, D.C. 20549-0102.
REQUIRED VOTE AND BOARD’S RECOMMENDATION
     Approval of this Proposal requires the affirmative vote of the holders of a “majority of the outstanding voting securities” of each of the Target Funds, voting separately. The term “majority of the outstanding voting securities,” as defined in the 1940 Act and as used in this Proxy Statement, means: the affirmative vote of the lesser of (i) 67% of the voting securities of each of the Target Funds present at a meeting if more than 50% of the outstanding voting securities of each of the Target Funds are present in person or by proxy or (ii) more than 50% of the outstanding voting securities of each of the Target Funds. If the shareholders of one of the Target Funds do not approve the Plan, the Board of Trustees may consider other possible courses of action for such Target Fund, including liquidation and dissolution.
THE BOARD OF TRUSTEES UNANIMOUSLY RECOMMENDS THAT SHAREHOLDERS OF EACH
TARGET FUND VOTE “FOR” THE PROPOSAL.
*      *      *
LEGAL MATTERS
     The validity of the shares offered hereby will be passed upon for the Funds by Pepper Hamilton LLP.
FINANCIAL STATEMENTS
     The unaudited financial statements of each of the Target Funds and Acquiring Funds for the six months ended December 31, 2007 have been incorporated herein by reference. The audited financial statements of each of the Target Funds and Acquiring Funds for their fiscal year ended June 30, 2008 have been incorporated herein by reference in reliance upon the report of [insert accountant], the Funds’ independent registered public accounting firm, given on their authority as experts in accounting and auditing.
VOTING INFORMATION
     Shareholders of each of the Target Funds are entitled to one vote for each Target Funds’ share held at the close of business on August 22, 2008 (the “Record Date”). The cost of preparing, printing and mailing the enclosed proxy card and this Proxy Statement/Prospectus, and all other costs incurred in connection with the solicitation of proxies, including any additional solicitation made by letter, telephone or telegraph, will be paid by the respective [Target Fund.] In addition to solicitation by mail, Trustees, certain officers and representatives of the Trust, directors, officers and employees of RSMC, and certain financial services firms and their representatives, who will receive no extra compensation for their services, may solicit proxies by telephone, telegram or personally. The

Target Funds also may engage a proxy services provider to assist it in its proxy solicitation efforts including solicitation of proxies by telephone, telegram or personally.
     If a shareholder wishes to participate in the Meeting, the shareholder may submit the proxy card originally sent with this Proxy Statement/Prospectus or attend in person. Should shareholders require additional information regarding the proxy or replacement proxy card, they may contact PNC Global Investment Servicing toll-free at (877) 456-6399.
     Revocation of Proxy. Any proxy given by a shareholder is revocable until voted at the Meeting. Shareholders of each of the Target Funds giving a proxy have the power to revoke it by mail (addressed to the Secretary of the Trust, c/o RSMC, at 1100 North Market Street, 9th Floor, Wilmington, Delaware 19890) or in person at the Meeting, by executing a superseding proxy or by submitting a notice of revocation to the Trust. All properly executed proxies received in time for the Meeting will be voted as specified in the proxy or, if no specification is made, in favor of the Proposal referred to in the Proxy Statement/Prospectus.
     Quorum Requirement. The presence at the Meeting, in person or by proxy, of the holders of at least 40% of the outstanding shares of each of the Target Funds, as of the record date, shall be necessary and sufficient to constitute a quorum for the transaction of business. In the event that the necessary quorum to transact business or the vote required to approve the Proposal is not obtained at the Meeting, the persons named as proxies may propose one or more adjournments of the Meeting in accordance with applicable law to permit further solicitation of proxies necessary for the passage of the Proposal or to obtain a quorum. Any such adjournment as to a matter will require the affirmative vote of the holders of a majority of the shares of each of the Target Funds present in person or by proxy at the Meeting. The persons named as proxies will vote in favor of any such adjournment those proxies which they are entitled to vote in favor of the Proposals and will vote against any such adjournment those proxies to be voted against the Proposals. For purposes of determining the presence of a quorum for transacting business at the Meeting, abstentions and broker “non-votes” will be treated as shares that are present but which have not been voted. Broker non-votes are proxies received by the Trust from brokers or nominees when the broker or nominee has neither received instructions from the beneficial owner or other persons entitled to vote, nor has discretionary power to vote on a particular matter. Accordingly, shareholders are urged to forward their voting instructions promptly. Abstentions will have the effect of a “no” vote on the Proposal. Broker non-votes will have the effect of a “no” vote for the Proposal if such vote is determined on the basis of obtaining the affirmative vote of more than 50% of the outstanding shares of each of the Target Funds. Broker non-votes will not constitute “yes” or “no” votes for the Proposal and will be disregarded in determining the voting securities “present” if such vote is determined on the basis of the affirmative vote of 67% of the voting securities of each of the Target Funds present at the Meeting.
     Shareholdings Information. Holders of record of the shares of the FWLC Fund and the FWSC Fund on the Record Date, as to any matter on which they are entitled to vote, will be entitled to vote on all business of the Meeting.
     As of the record date, the FWLC Fund and the Large-Cap Fund had [ ] shares, respectively, issued and outstanding. As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the FWLC Fund and the Large-Cap Fund:

Percentage
Ownership of
	Percentage	Total	Combined
	Ownership	Number of	Portfolio after the
Name and Address	of Fund	Shares	Reorganization[1]
FWLC Fund

Large-Cap Fund

[1]	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as the record date.

     Wilmington Trust Company, an affiliate of RSMC, the FWLC Fund and the Large-Cap Fund, acts as the trustee of several shareholder accounts of the FWLC Fund. In such capacity, Wilmington Trust Company has discretionary authority to vote shares of the FWLC Fund held by such shareholders. Accordingly, Wilmington Trust Company will vote a majority of the FWLC Fund’s shares that are issued and outstanding. As of the Record Date, each Trustee’s individual shareholdings of the FWLC Fund constituted less than 1% of the outstanding shares of the FWLC Fund, and as a group, the Trustees and officers of the Trust own less than 1% of the shares of the FWLC Fund.
     As of the record date, the FWSC Fund and the Small-Cap Fund had [ ] shares, respectively, issued and outstanding. As of the Record Date, the following persons owned of record or beneficially 5% or more of the outstanding shares of the FWSC Fund and the Small-Cap Fund:

Percentage
Ownership of
	Percentage	Total	Combined
	Ownership	Number of	Portfolio after the
Name and Address	of Fund	Shares	Reorganization[1]
FWSC Fund

Small-Cap Fund

[1]	On a pro forma basis, assuming that the value of the shareholder’s interest in the Portfolio on the date of consummation of the Reorganization is the same as the record date.
     Wilmington Trust Company, an affiliate of RSMC, the FWSC Fund and the Small-Cap Fund, acts as the trustee of several shareholder accounts of the FWSC Fund. In such capacity, Wilmington Trust Company has discretionary authority to vote shares of the FWSC Fund held by such shareholders. Accordingly, Wilmington Trust Company will vote a majority of the FWSC Fund’s shares that are issued and outstanding. As of the Record Date, each Trustee’s individual shareholdings of the FWSC Fund constituted less than 1% of the outstanding shares of the FWSC Fund, and as a group, the Trustees and officers of the Trust own less than 1% of the shares of the FWSC Fund.
OTHER MATTERS
     No Trustee is aware of any matters that will be presented for action at the Meeting other than the matters described in this material. Should any other matters requiring a vote of shareholders arise, the proxy in the accompanying form will confer upon the person or persons entitled to vote the shares represented by such proxy the discretionary authority to vote the shares as to any such other matters in accordance with their best judgment in the interest of the Fund.
     PLEASE COMPLETE, SIGN AND RETURN THE ENCLOSED PROXY CARD PROMPTLY. NO POSTAGE IS REQUIRED IF MAILED IN THE UNITED STATES.
By Order of the Board of Trustees of WT Mutual Fund
Edward W. Diffin, Jr.
Secretary

EXHIBIT A
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
     This Agreement and Plan of Reorganization (this “Agreement”) is made as of this ___ 2008, by and between WT Mutual Fund, a Delaware statutory trust (the “Trust”), on behalf of its Wilmington Fundamentally Weighted Large Company Fund (the “FWLC Fund”), and the Trust on behalf of its Wilmington Multi-Manager Large-Cap Fund (the “Large-Cap Fund”).
     WHEREAS, the parties wish to enter into a plan of reorganization (the “Plan”) which will consist, among other things, of the transfer of assets of the FWLC Fund to the Large-Cap Fund in exchange for shares of the Large-Cap Fund (the “Shares”) and the assumption by the Large-Cap Fund of the FWLC Fund’s liabilities, followed by the distribution of the Shares by the FWLC Fund to its shareholders in complete liquidation and termination of the FWLC Fund; and
     WHEREAS, the parties intend that the transactions described in the preceding paragraph constitute a reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and
     WHEREAS, the reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement, which is intended to be and is adopted by the Trust, on its own behalf and on behalf of each of the FWLC Fund and the Large-Cap Fund, as a “plan of reorganization” within the meaning of Section 368 of the Code;
     WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined that the Plan is in the best interests of the shareholders of the FWLC Fund and the Large-Cap Fund, respectively, and that their interests would not be diluted as a result of the transactions contemplated thereby.
     NOW THEREFORE, in consideration of the agreements contained in this Agreement, the parties agree as follows:
ARTICLE I
TRANSFER OF ASSETS AND LIABILITIES
     Section 1.1. Transfer of Assets and Liabilities. Subject to the terms and conditions set forth herein, on the Closing Date (as hereafter defined), the FWLC Fund shall transfer all of its assets to the Large-Cap Fund. In exchange therefor, the Large-Cap Fund shall assume all of the liabilities of the FWLC Fund and deliver to the FWLC Fund a number of “A Shares” and “Institutional Shares” of the Large-Cap Fund which is equal to (i) the aggregate net asset value attributable to each such Class of shares of the FWLC Fund at the close of business on the day preceding the Closing Date, divided by (ii) the net asset value per share of such Class of shares of the Large-Cap Fund outstanding at the close of business on the day preceding the Closing Date.
     Section 1.2. Liquidation of FWLC Fund. Immediately after the transfer of assets provided for in Section 1.1, the FWLC Fund shall completely liquidate and shall distribute pro rata to each Class of its shareholders of record in proportion to their respective numbers of shares of each Class held by such shareholders, determined as of the close of business on the day preceding the Closing Date, the same Class of Shares received by the FWLC Fund pursuant to Section 1.1.
     Section 1.3. No Issuance of Share Certificates. The FWLC Fund shall accomplish the liquidation and distribution provided for herein by opening accounts on the books of the Large-Cap Fund in the names of its shareholders and transferring to its shareholders the Shares credited to the account of the FWLC Fund on the books of the Large-Cap Fund. No certificates evidencing Shares shall be issued.
     Section 1.4. Time and Date of Valuation. The number of Shares to be issued by the Large-Cap Fund to the FWLC Fund shall be computed as of 4:00 p.m. (Eastern time) on the date preceding the Closing Date in accordance with the regular practices of the FWLC Fund, the Large-Cap Fund and the Trust.

     Section 1.5. Closing Time and Place. The Closing Date shall be October 18, 2008, or such later date on which all of the conditions set forth in Article II have been fulfilled or otherwise waived by the parties hereto, but in any event not later than October 31, 2008, or such later date as the parties may mutually agree. All acts taking place on the Closing Date shall be deemed to be taking place simultaneously as of the commencement of business on the Closing Date, unless otherwise provided. The closing of the reorganization contemplated by the Plan (the “Closing”) shall be held at 10:00 a.m. (Eastern time) at the offices of Pepper Hamilton LLP, 3000 Two Logan Square, Philadelphia, Pennsylvania 19103, or such other time and/or place as the parties may mutually agree.
     Section 1.6. Delay of Valuation. If on the day preceding the Closing Date (a) the primary trading market for portfolio securities of either party is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading is disrupted so that an accurate appraisal of the value of the net assets of either party and an accurate calculation of the number of shares held by each shareholder is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
     Section 1.7. Termination of FWLC Fund. As promptly as practicable after the Closing, the FWLC Fund shall dissolve.
     Section 1.8. Transfer Taxes. Any transfer taxes payable upon issuance of the Shares in a name other than the registered holder of the FWLC Fund shares on the books of the FWLC Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Shares are to be issued and transferred.
     Section 1.9. Reporting Responsibility. Any reporting responsibility of the FWLC Fund (including regulatory and tax reporting responsibility) shall become the responsibility of the Large-Cap Fund at the Closing Date.
ARTICLE II
CONDITIONS PRECEDENT TO THE EFFECTIVENESS OF THE
REORGANIZATION.
     The respective obligation of each party to effect the reorganization contemplated by this Agreement is subject to the satisfaction or waiver on or prior to the Closing Date of the following conditions:
     Section 2.1. Shareholder Approval. On or prior to the Closing Date, the shareholders of the FWLC Fund shall have approved the transactions contemplated by this Agreement in accordance with the provisions of Delaware law and the 1940 Act.
     Section 2.2. No Injunctions or Restraints. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.
     Section 2.3. Consents. All consents of the other party and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party or the Trust.
     Section 2.4. Effective Registration Statement. The Form N-1A Registration Statement of the Trust and the Form N-14 Registration Statement of the Trust with respect to the Shares shall continue to be effective and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.
     Section 2.5. Tax Opinion. Each of the FWLC Fund and the Large-Cap Fund shall have received an opinion of Pepper Hamilton LLP substantially to the effect that, based on certain representations, qualifications and assumptions, for federal income tax purposes:

(i)	The transfer of all of the assets of the FWLC Fund solely in exchange for Shares and the assumption by the Large-Cap Fund of all of the liabilities of the FWLC Fund, followed by the distribution of the Shares by the FWLC Fund to its shareholders in complete liquidation and termination of the FWLC Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and each of the Large-Cap Fund and the FWLC Fund will be a party to a reorganization within the meaning of Section 368(b) of the Code;

(ii)	No gain or loss will be recognized by the Large-Cap Fund upon the receipt of the assets of the FWLC Fund solely in exchange for Shares and the assumption by the Large-Cap Fund of the liabilities of the FWLC Fund.

(iii)	No gain or loss will be recognized by the FWLC Fund upon the transfer of all of its assets to the Large-Cap Fund solely in exchange for the Shares and the assumption by the Large-Cap Fund of the liabilities of the FWLC Fund, or upon the distribution of the Shares to the FWLC Fund’s shareholders in complete liquidation in exchange for their shares of the FWLC Fund.

(iv)	No gain or loss will be recognized by the FWLC Fund’s shareholders upon the exchange of their shares of the FWLC Fund for Shares in the Reorganization;

(v)	The aggregate tax basis of the Shares received by each shareholder of the FWLC Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the FWLC Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the Shares received by a shareholder of the FWLC Fund will include the period during which the shares of the FWLC Fund exchanged therefor were held by such shareholder (provided that the shares of the FWLC Fund were held as a capital asset on the date of the Reorganization); and

(vi)	The tax basis of the assets of the FWLC Fund acquired by the Large-Cap Fund will be the same as the tax basis of such assets to the FWLC Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the Large-Cap Fund will include the period during which the assets were held by the FWLC Fund.
     No opinion, however, will be expressed as to: (1) the effect of the Reorganization on (i) the FWLC Fund or the Large-Cap Fund (x) with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of the taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (y) with respect to any stock held of a passive foreign investment company as defined in Section 1297(a) of the Code or (ii) any shareholder of the FWLC Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting and (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.
     Section 2.6. Covenants, Representations and Warranties. Each party shall have performed all of its covenants set forth in Article 4, and its representations and warranties set forth in Article 3 shall be true and correct in all material respects on and as of the Closing Date as if made on such date, and the President or a Vice-President of the Trust shall have executed a certificate to such effect.
     Section 2.7. Statement of Assets and Liabilities. The FWLC Fund shall have delivered to the Trust on the Closing Date a statement of its assets and liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of its Treasurer or Assistant Treasurer as to its portfolio securities and the federal income tax basis and holding period as of the Closing Date.
ARTICLE III
REPRESENTATIONS AND WARRANTIES
     The parties represent and warrant as follows:

     Section 3.1. Structure and Standing. Each party represents and warrants that it is duly organized as a series of a statutory trust, validly existing and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and conduct its business.
     Section 3.2. Power. Each party represents and warrants that it has full power and authority to enter into and perform its obligations under this Agreement; the execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees of the Trust; this Agreement does not violate, and its performance will not result in violation of, any provision of the Declaration of Trust of the Trust, or any agreement, instrument or other undertaking to which it is a party or by which it is bound; and this Agreement constitutes its valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.
     Section 3.3. Litigation. Each party represents and warrants that no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; it knows of no facts which might form the basis for the institution of such proceedings; and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.
     Section 3.4. Fund Assets. The FWLC Fund represents and warrants that on the Closing Date the assets received by the Large-Cap Fund from the FWLC Fund will be delivered to the Large-Cap Fund as provided in Section 1.1 free and clear of all liens, pledges, security interests, charges or other encumbrances of any nature whatsoever created by the FWLC Fund and without any restriction upon the transfer thereof, except for such liabilities assumed as provided in Section 1.1.
     Section 3.5. The Shares. The Large-Cap Fund represents and warrants that on the Closing Date (a) the Shares to be delivered to the FWLC Fund as contemplated in this Agreement will be duly authorized, validly issued, fully paid and nonassessable; (b) no shareholder of the Large-Cap Fund or any other series of the Trust has any preemptive right to subscription or purchase in respect thereof; (c) the FWLC Fund will acquire the Shares free and clear of all liens pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Trust and without any restriction on the transfer thereof; and (d) the Shares will be duly qualified for offering to the public in all of the states of the United States in which such qualification is required or an exemption from such requirement shall have been obtained.
     Section 3.6. Tax Status and Filings. Each of the FWLC Fund and the Large-Cap Fund (the “Funds”) represents and warrants that:
          (a) At the Closing Date, all federal and other tax returns and reports of the Funds required by law to have been filed by such date shall have been filed, and all federal and other taxes due and payable shall have been paid, or provision shall have been made for the payment thereof. To the best of the Funds’ knowledge, no such return is currently under audit by the IRS or any state or local tax authority, and no assessment has been asserted with respect to such returns.
          (b) For each fiscal year of its operation, the Funds have met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward). In furtherance thereof, and not in limitation, each of the Funds has less than 25% of its non cash assets in the stock or securities of any one issuer and has less than 50% of the total value of its assets invested in five or fewer issuers.
     Section 3.7. Accuracy of Information. Each party represents and warrants that all information furnished by it to the other party for use in any documents which may be necessary in connection with the transactions contemplated by this Agreement will be accurate and complete and will comply in all material respects with federal securities and other laws and regulations applicable thereto.

     Section 3.8. Acquisition of the Shares. The FWLC Fund represents and warrants that the Shares it acquires pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, except in accordance with the terms of this Agreement.
     Section 3.9. Financial Statements. Each party represents and warrants that its Statement of Assets and Liabilities as of June 30, 2008, provided to the other party has been prepared in accordance with generally accepted accounting principles consistently applied, and fairly reflects the financial condition of such party as of such date, and there are no known contingent liabilities of such party as of such date not disclosed therein.
     Section 3.10. No Adverse Changes. Each party represents and warrants that since June 30, 2008, there has not been any material adverse change in its financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business except as otherwise disclosed in writing to and accepted by the other party (for the purposes of this paragraph, a decline in net asset value per share of a party shall not constitute a material adverse change).
     Section 3.11. Proxy Statement. Each party represents and warrants that the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 to be used in connection with the transaction contemplated hereby (only insofar as it relates to such party) will, on its effective date and on the Closing Date, not contain any untrue statement of material fact with respect to such party or omit to state a material fact required to be stated therein with respect to such party or necessary to make the statements therein with respect to such party, in light of the circumstances under which such statements were made, not materially misleading.
ARTICLE IV
COVENANTS
     Section 4.1. Conduct of Business. During the period from the date of this Agreement and continuing until the earlier of the termination of this Agreement or the Closing Date, each party shall operate its business in the ordinary course except as contemplated by this Agreement.
     Section 4.2. Shareholder Meeting. The FWLC Fund shall call a special meeting of its shareholders as soon as possible for the purpose of considering the reorganization contemplated by this Agreement.
     Section 4.3. Preparation of Combined Proxy Statement and Prospectus. As soon as reasonably practicable after the execution of this Agreement, the Trust, on behalf of the FWLC Fund, shall prepare and file a combined prospectus and proxy statement with respect to the reorganization with the United States Securities and Exchange Commission in form and substance satisfactory to both parties, and shall use its best efforts to provide that the combined prospectus and proxy statement can be distributed to the shareholders of the FWLC Fund as promptly thereafter as is practicable. As soon as reasonably practicable, the parties shall also prepare and file any other related filings required under applicable state securities laws.
     Section 4.4. Fees and Expenses. Whether or not this Agreement is consummated, each party shall bear its respective costs and expenses incurred in connection with this Agreement and the transactions contemplated hereby.
     Section 4.5. Provision of Documents. Each party agrees that it will, from time to time as and when reasonably requested by the other party, provide or cause to be provided to the other party such information, execute and deliver or cause to be executed and delivered to the other party such documents, and take or cause to be taken such further action, as the other party may deem necessary in order to carry out the intent of this Agreement.
     Section 4.6. FWLC Fund Liabilities. The FWLC Fund will use its best efforts to discharge all of its financial liabilities and obligations prior to the Closing Date.
Immediately prior to the closing, the FWLC Fund will have declared a dividend which, together with all previous dividends, will have the effect of distributing to its shareholders all of the FWLC Fund’s investment company taxable income for taxable years ending on or prior to closing, and all of its net capital gains, if any, realized in taxable years ending on or prior to closing.

     Section 4.7. Subject to the provisions of this Agreement, the Large-Cap Fund and the FWLC Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     Section 4.8. The Large-Cap Fund and the FWLC Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
     Section 4.9. The Large-Cap Fund will use all reasonable efforts to obtain the approvals and authorizations required by the Securities Act of 1933, as amended, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
ARTICLE V
TERMINATION, AMENDMENT AND WAIVER
     Section 5.1. Termination. This Agreement may be terminated by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, if
          (a) either party shall have breached any material provision of this Agreement; or
          (b) circumstances develop that, in the opinion of such Board, make proceeding with the Plan inadvisable; or
          (c) any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.
     Section 5.2. Effect of Termination. In the event of any termination pursuant to Section 5.1, there shall be no liability for damage on the part of either party to the other party.
     Section 5.3. Amendment. This Agreement contains the entire agreement of the parties with respect to the reorganization contemplated by the Plan and may be amended prior to the Closing Date by the parties in writing at any time; provided, however, that there shall not be any amendment that by law requires approval by the shareholders of a party without obtaining such approval.
     Section 5.4. Waiver. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Trust if, in its judgment after consultation with legal counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the FWLC Fund or the Large-Cap Fund, respectively.
ARTICLE VI
GENERAL PROVISIONS
     Section 6.1. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.
     Section 6.2. Assignment. This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
     Section 6.3. Recourse. All persons dealing with the Large-Cap Fund or the FWLC Fund must look solely to the property of the Large-Cap Fund or the FWLC Fund for the enforcement of any claims against the Large-Cap Fund or the FWLC Fund, respectively, as neither the trustees, directors, officers, agents nor shareholders of the Large-Cap Fund or the FWLC Fund assume any personal liability for obligations entered into on behalf of the Large-Cap Fund or the FWLC Fund, respectively.

     Section 6.4. Notices. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to either party at:
WT Mutual Fund
1100 North Market Street
Wilmington, DE 19890
Attn: Edward W. Diffin, Jr., Secretary
with a copy to:
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103
Attn: Joseph V. Del Raso
     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

WT MUTUAL FUND, on behalf of its Wilmington Fundamentally Weighted Large Company Fund

By:

Neil Wolfson, President

WT MUTUAL FUND, on behalf of its Wilmington Multi-Manager Large-Cap Fund

By:

Neil Wolfson, President

EXHIBIT B
FORM OF AGREEMENT AND PLAN OF REORGANIZATION
     This Agreement and Plan of Reorganization (this “Agreement”) is made as of this ___ 2008, by and between WT Mutual Fund, a Delaware statutory trust (the “Trust”), on behalf of its Wilmington Fundamentally Weighted Small Company Fund (the “FWSC Fund”), and the Trust on behalf of its Wilmington Multi-Manager Small-Cap Fund (the “Small-Cap Fund”).
     WHEREAS, the parties wish to enter into a plan of reorganization (the “Plan”) which will consist, among other things, of the transfer of assets of the FWSC Fund to the Small-Cap Fund in exchange for shares of the Small-Cap Fund (the “Shares”) and the assumption by the Small-Cap Fund of the FWSC Fund’s liabilities, followed by the distribution of the Shares by the FWSC Fund to its shareholders in complete liquidation and termination of the FWSC Fund; and
     WHEREAS, the parties intend that the transactions described in the preceding paragraph constitute a reorganization described in Section 368(a) of the Internal Revenue Code of 1986, as amended (the “Code”); and
     WHEREAS, the reorganization is subject to, and shall be effected in accordance with, the terms of this Agreement, which is intended to be and is adopted by the Trust, on its own behalf and on behalf of each of the FWSC Fund and the Small-Cap Fund, as a “plan of reorganization” within the meaning of Section 368 of the Code;
     WHEREAS, the Board of Trustees of the Trust, including a majority of the Trustees who are not “interested persons” of the Trust, as defined in the Investment Company Act of 1940, as amended (the “1940 Act”), has determined that the Plan is in the best interests of the shareholders of the FWSC Fund and the Small-Cap Fund, respectively, and that their interests would not be diluted as a result of the transactions contemplated thereby.
     NOW THEREFORE, in consideration of the agreements contained in this Agreement, the parties agree as follows:
ARTICLE I
TRANSFER OF ASSETS AND LIABILITIES
     Section 1.1. Transfer of Assets and Liabilities. Subject to the terms and conditions set forth herein, on the Closing Date (as hereafter defined), the FWSC Fund shall transfer all of its assets to the Small-Cap Fund. In exchange therefor, the Small-Cap Fund shall assume all of the liabilities of the FWSC Fund and deliver to the FWSC Fund a number of “A Shares” and “Institutional Shares” of the Small-Cap Fund which is equal to (i) the aggregate net asset value attributable to each such Class of shares of the FWSC Fund at the close of business on the day preceding the Closing Date, divided by (ii) the net asset value per share of such Class of shares of the Small-Cap Fund outstanding at the close of business on the day preceding the Closing Date.
     Section 1.2. Liquidation of FWSC Fund. Immediately after the transfer of assets provided for in Section 1.1, the FWSC Fund shall completely liquidate and shall distribute pro rata to each Class of its shareholders of record in proportion to their respective numbers of shares of each Class held by such shareholders, determined as of the close of business on the day preceding the Closing Date, the same Class of Shares received by the FWSC Fund pursuant to Section 1.1.
     Section 1.3. No Issuance of Share Certificates. The FWSC Fund shall accomplish the liquidation and distribution provided for herein by opening accounts on the books of the Small-Cap Fund in the names of its shareholders and transferring to its shareholders the Shares credited to the account of the FWSC Fund on the books of the Small-Cap Fund. No certificates evidencing Shares shall be issued.
     Section 1.4. Time and Date of Valuation. The number of Shares to be issued by the Small-Cap Fund to the FWSC Fund shall be computed as of 4:00 p.m. (Eastern time) on the date preceding the Closing Date in accordance with the regular practices of the FWSC Fund, the Small-Cap Fund and the Trust.

     Section 1.5. Closing Time and Place. The Closing Date shall be October 18, 2008, or such later date on which all of the conditions set forth in Article II have been fulfilled or otherwise waived by the parties hereto, but in any event not later than October 31, 2008, or such later date as the parties may mutually agree. All acts taking place on the Closing Date shall be deemed to be taking place simultaneously as of the commencement of business on the Closing Date, unless otherwise provided. The closing of the reorganization contemplated by the Plan (the “Closing”) shall be held at 10:00 a.m. (Eastern time) at the offices of Pepper Hamilton LLP, 3000 Two Logan Square, Philadelphia, Pennsylvania 19103, or such other time and/or place as the parties may mutually agree.
     Section 1.6. Delay of Valuation. If on the day preceding the Closing Date (a) the primary trading market for portfolio securities of either party is closed to trading or trading thereon is restricted, or (b) trading or the reporting of trading is disrupted so that an accurate appraisal of the value of the net assets of either party and an accurate calculation of the number of shares held by each shareholder is impracticable, the Closing Date shall be postponed until the first business day after the day when trading shall have been fully resumed and reporting shall have been restored.
     Section 1.7. Termination of FWSC Fund. As promptly as practicable after the Closing, the FWSC Fund shall dissolve.
     Section 1.8. Transfer Taxes. Any transfer taxes payable upon issuance of the Shares in a name other than the registered holder of the FWSC Fund shares on the books of the FWSC Fund as of that time shall, as a condition of such issuance and transfer, be paid by the person to whom such Shares are to be issued and transferred.
     Section 1.9. Reporting Responsibility. Any reporting responsibility of the FWSC Fund (including regulatory and tax reporting responsibility) shall become the responsibility of the Small-Cap Fund at the Closing Date.
ARTICLE II
CONDITIONS PRECEDENT TO THE EFFECTIVENESS OF THE
REORGANIZATION.
     The respective obligation of each party to effect the reorganization contemplated by this Agreement is subject to the satisfaction or waiver on or prior to the Closing Date of the following conditions:
     Section 2.1. Shareholder Approval. On or prior to the Closing Date, the shareholders of the FWSC Fund shall have approved the transactions contemplated by this Agreement in accordance with the provisions of Delaware law and the 1940 Act.
     Section 2.2. No Injunctions or Restraints. On the Closing Date, no action, suit or other proceeding shall be pending before any court or government agency which seeks to restrain or prohibit or obtain damages or other relief in connection with this Agreement or the transactions contemplated hereby.
     Section 2.3. Consents. All consents of the other party and all other consents, orders and permits of Federal, state and local regulatory authorities deemed necessary by the Trust to permit consummation, in all material respects, of the transactions contemplated herein shall have been obtained, except where failure to obtain any such consent, order or permit would not involve a risk of a material adverse effect on the assets or properties of either party or the Trust.
     Section 2.4. Effective Registration Statement. The Form N-1A Registration Statement of the Trust and the Form N-14 Registration Statement of the Trust with respect to the Shares shall continue to be effective and no stop orders suspending the effectiveness thereof shall have been issued and, to the best knowledge of the parties hereto, no investigation or proceeding for that purpose shall have been instituted or be pending, threatened or contemplated.
     Section 2.5. Tax Opinion. Each of the FWSC Fund and the Small-Cap Fund shall have received an opinion of Pepper Hamilton LLP substantially to the effect that, based on certain representations, qualifications and assumptions, for federal income tax purposes:

(i)	The transfer of all of the assets of the FWSC Fund solely in exchange for Shares and the assumption by the Small-Cap Fund of all of the liabilities of the FWSC Fund, followed by the distribution of the Shares by the FWSC Fund to its shareholders in complete liquidation and termination of the FWSC Fund, will constitute a reorganization within the meaning of Section 368(a) of the Code, and each of the Small-Cap Fund and the FWSC Fund will be a party to a reorganization within the meaning of Section 368(b) of the Code;

(ii)	No gain or loss will be recognized by the Small-Cap Fund upon the receipt of the assets of the FWSC Fund solely in exchange for Shares and the assumption by the Small-Cap Fund of the liabilities of the FWSC Fund.

(iii)	No gain or loss will be recognized by the FWSC Fund upon the transfer of all of its assets to the Small-Cap Fund solely in exchange for the Shares and the assumption by the Small-Cap Fund of the liabilities of the FWSC Fund, or upon the distribution of the Shares to the FWSC Fund’s shareholders in complete liquidation in exchange for their shares of the FWSC Fund.

(iv)	No gain or loss will be recognized by the FWSC Fund’s shareholders upon the exchange of their shares of the FWSC Fund for Shares in the Reorganization;

(v)	The aggregate tax basis of the Shares received by each shareholder of the FWSC Fund pursuant to the Reorganization will be the same as the aggregate tax basis of the shares of the FWSC Fund held by such shareholder immediately prior to the Reorganization, and the holding period of the Shares received by a shareholder of the FWSC Fund will include the period during which the shares of the FWSC Fund exchanged therefor were held by such shareholder (provided that the shares of the FWSC Fund were held as a capital asset on the date of the Reorganization); and

(vi)	The tax basis of the assets of the FWSC Fund acquired by the Small-Cap Fund will be the same as the tax basis of such assets to the FWSC Fund immediately prior to the Reorganization, and the holding period of such assets in the hands of the Small-Cap Fund will include the period during which the assets were held by the FWSC Fund.
     No opinion, however, will be expressed as to: (1) the effect of the Reorganization on (i) the FWSC Fund or the Small-Cap Fund (x) with respect to any asset as to which any unrealized gain or loss is required to be recognized for federal income tax purposes at the end of the taxable year (or on the termination or transfer thereof) under a mark-to-market system of accounting, or (y) with respect to any stock held of a passive foreign investment company as defined in Section 1297(a) of the Code or (ii) any shareholder of the FWSC Fund that is required to recognize unrealized gains and losses for federal income tax purposes under a mark-to-market system of accounting and (2) any other federal tax issues (except those set forth above) and all state, local or foreign tax issues of any kind.
     Section 2.6. Covenants, Representations and Warranties. Each party shall have performed all of its covenants set forth in Article 4, and its representations and warranties set forth in Article 3 shall be true and correct in all material respects on and as of the Closing Date as if made on such date, and the President or a Vice-President of the Trust shall have executed a certificate to such effect.
     Section 2.7. Statement of Assets and Liabilities. The FWSC Fund shall have delivered to the Trust on the Closing Date a statement of its assets and liabilities, prepared in accordance with generally accepted accounting principles consistently applied, together with a certificate of its Treasurer or Assistant Treasurer as to its portfolio securities and the federal income tax basis and holding period as of the Closing Date.
ARTICLE III
REPRESENTATIONS AND WARRANTIES
     The parties represent and warrant as follows:

     Section 3.1. Structure and Standing. Each party represents and warrants that it is duly organized as a series of a statutory trust, validly existing and in good standing under the laws of the State of Delaware, and has the power to own all of its properties and assets and conduct its business.
     Section 3.2. Power. Each party represents and warrants that it has full power and authority to enter into and perform its obligations under this Agreement; the execution, delivery and performance of this Agreement has been duly authorized by all necessary action of the Board of Trustees of the Trust; this Agreement does not violate, and its performance will not result in violation of, any provision of the Declaration of Trust of the Trust, or any agreement, instrument or other undertaking to which it is a party or by which it is bound; and this Agreement constitutes its valid and binding contract enforceable in accordance with its terms, subject to the effects of bankruptcy, moratorium, fraudulent conveyance and similar laws relating to or affecting creditors’ rights generally and court decisions with respect thereto.
     Section 3.3. Litigation. Each party represents and warrants that no litigation or administrative proceeding or investigation of or before any court or governmental body is currently pending against it and, to the best of its knowledge, none is threatened against it or any of its properties or assets, which, if adversely determined, would materially and adversely affect its financial condition or the conduct of its business; it knows of no facts which might form the basis for the institution of such proceedings; and it is not a party to or subject to the provisions of any order, decree or judgment of any court or governmental body which materially and adversely affects its business or its ability to consummate the transactions herein contemplated.
     Section 3.4. Fund Assets. The FWSC Fund represents and warrants that on the Closing Date the assets received by the Small-Cap Fund from the FWSC Fund will be delivered to the Small-Cap Fund as provided in Section 1.1 free and clear of all liens, pledges, security interests, charges or other encumbrances of any nature whatsoever created by the FWSC Fund and without any restriction upon the transfer thereof, except for such liabilities assumed as provided in Section 1.1.
     Section 3.5. The Shares. The Small-Cap Fund represents and warrants that on the Closing Date (a) the Shares to be delivered to the FWSC Fund as contemplated in this Agreement will be duly authorized, validly issued, fully paid and nonassessable; (b) no shareholder of the Small-Cap Fund or any other series of the Trust has any preemptive right to subscription or purchase in respect thereof; (c) the FWSC Fund will acquire the Shares free and clear of all liens pledges, security interests, charges or other encumbrances of any nature whatsoever created by the Trust and without any restriction on the transfer thereof; and (d) the Shares will be duly qualified for offering to the public in all of the states of the United States in which such qualification is required or an exemption from such requirement shall have been obtained.
     Section 3.6. Tax Status and Filings. Each of the FWSC Fund and the Small-Cap Fund (the “Funds”) represents and warrants that:
          (a) At the Closing Date, all federal and other tax returns and reports of the Funds required by law to have been filed by such date shall have been filed, and all federal and other taxes due and payable shall have been paid, or provision shall have been made for the payment thereof. To the best of the Funds’ knowledge, no such return is currently under audit by the IRS or any state or local tax authority, and no assessment has been asserted with respect to such returns.
          (b) For each fiscal year of its operation, the Funds have met, and will continue to meet through the Closing Date, the requirements of Subchapter M of the Code for qualification and treatment as a regulated investment company and has distributed in each such year all net investment company taxable income (computed without regard to any deduction for dividends paid) and net realized capital gains (after reduction for any capital loss carryforward). In furtherance thereof, and not in limitation, each of the Funds has less than 25% of its non cash assets in the stock or securities of any one issuer and has less than 50% of the total value of its assets invested in five or fewer issuers.
     Section 3.7. Accuracy of Information. Each party represents and warrants that all information furnished by it to the other party for use in any documents which may be necessary in connection with the transactions contemplated by this Agreement will be accurate and complete and will comply in all material respects with federal securities and other laws and regulations applicable thereto.

     Section 3.8. Acquisition of the Shares. The FWSC Fund represents and warrants that the Shares it acquires pursuant to this Agreement are not being acquired for the purpose of making any distribution thereof, except in accordance with the terms of this Agreement.
     Section 3.9. Financial Statements. Each party represents and warrants that its Statement of Assets and Liabilities as of June 30, 2008, provided to the other party has been prepared in accordance with generally accepted accounting principles consistently applied, and fairly reflects the financial condition of such party as of such date, and there are no known contingent liabilities of such party as of such date not disclosed therein.
     Section 3.10. No Adverse Changes. Each party represents and warrants that since June 30, 2008, there has not been any material adverse change in its financial condition, assets, liabilities or business other than changes occurring in the ordinary course of business except as otherwise disclosed in writing to and accepted by the other party (for the purposes of this paragraph, a decline in net asset value per share of a party shall not constitute a material adverse change).
     Section 3.11. Proxy Statement. Each party represents and warrants that the Combined Proxy Statement and Prospectus contained in the Registration Statement on Form N-14 to be used in connection with the transaction contemplated hereby (only insofar as it relates to such party) will, on its effective date and on the Closing Date, not contain any untrue statement of material fact with respect to such party or omit to state a material fact required to be stated therein with respect to such party or necessary to make the statements therein with respect to such party, in light of the circumstances under which such statements were made, not materially misleading.
ARTICLE IV
COVENANTS
     Section 4.1. Conduct of Business. During the period from the date of this Agreement and continuing until the earlier of the termination of this Agreement or the Closing Date, each party shall operate its business in the ordinary course except as contemplated by this Agreement.
     Section 4.2. Shareholder Meeting. The FWSC Fund shall call a special meeting of its shareholders as soon as possible for the purpose of considering the reorganization contemplated by this Agreement.
     Section 4.3. Preparation of Combined Proxy Statement and Prospectus. As soon as reasonably practicable after the execution of this Agreement, the Trust, on behalf of the FWSC Fund, shall prepare and file a combined prospectus and proxy statement with respect to the reorganization with the United States Securities and Exchange Commission in form and substance satisfactory to both parties, and shall use its best efforts to provide that the combined prospectus and proxy statement can be distributed to the shareholders of the FWSC Fund as promptly thereafter as is practicable. As soon as reasonably practicable, the parties shall also prepare and file any other related filings required under applicable state securities laws.
     Section 4.4. Fees and Expenses. Whether or not this Agreement is consummated, each party shall bear its respective costs and expenses incurred in connection with this Agreement and the transactions contemplated hereby.
     Section 4.5. Provision of Documents. Each party agrees that it will, from time to time as and when reasonably requested by the other party, provide or cause to be provided to the other party such information, execute and deliver or cause to be executed and delivered to the other party such documents, and take or cause to be taken such further action, as the other party may deem necessary in order to carry out the intent of this Agreement.
     Section 4.6. FWSC Fund Liabilities. The FWSC Fund will use its best efforts to discharge all of its financial liabilities and obligations prior to the Closing Date.
     Immediately prior to the closing, the FWSC Fund will have declared a dividend which, together with all previous dividends, will have the effect of distributing to its shareholders all of the FWSC Fund’s investment company taxable income for taxable years ending on or prior to closing, and all of its net capital gains, if any, realized in taxable years ending on or prior to closing.

     Section 4.7. Subject to the provisions of this Agreement, the Small-Cap Fund and the FWSC Fund will each take, or cause to be taken, all action, and do or cause to be done, all things reasonably necessary, proper or advisable to consummate and make effective the transactions contemplated by this Agreement.
     Section 4.8. The Small-Cap Fund and the FWSC Fund shall each use its reasonable best efforts to fulfill or obtain the fulfillment of the conditions precedent to effect the transactions contemplated by this Agreement as promptly as practicable.
     Section 4.9. The Small-Cap Fund will use all reasonable efforts to obtain the approvals and authorizations required by the Securities Act of 1933, as amended, the 1940 Act and such of the state blue sky or securities laws as may be necessary in order to continue its operations after the Closing Date.
ARTICLE V
TERMINATION, AMENDMENT AND WAIVER
     Section 5.1. Termination. This Agreement may be terminated by resolution of the Board of Trustees of the Trust at any time prior to the Closing Date, if
          (a) either party shall have breached any material provision of this Agreement; or
          (b) circumstances develop that, in the opinion of such Board, make proceeding with the Plan inadvisable; or
          (c) any governmental body shall have issued an order, decree or ruling having the effect of permanently enjoining, restraining or otherwise prohibiting the consummation of this Agreement.
     Section 5.2. Effect of Termination. In the event of any termination pursuant to Section 5.1, there shall be no liability for damage on the part of either party to the other party.
     Section 5.3. Amendment. This Agreement contains the entire agreement of the parties with respect to the reorganization contemplated by the Plan and may be amended prior to the Closing Date by the parties in writing at any time; provided, however, that there shall not be any amendment that by law requires approval by the shareholders of a party without obtaining such approval.
     Section 5.4. Waiver. At any time prior to the Closing Date, any of the terms or conditions of this Agreement may be waived by the Board of Trustees of the Trust if, in its judgment after consultation with legal counsel, such action or waiver will not have a material adverse effect on the benefits intended under this Agreement to the shareholders of the FWSC Fund or the Small-Cap Fund, respectively.
ARTICLE VI
GENERAL PROVISIONS
     Section 6.1. Governing Law. This Agreement shall be governed by and construed in accordance with the laws of the State of Delaware.
     Section 6.2. Assignment. This Agreement shall be binding upon and inure to the benefit of the parties hereto and their respective successors and assigns, but no assignment or transfer hereof or of any rights or obligations hereunder shall be made by either party without the written consent of the other party. Nothing herein expressed or implied is intended or shall be construed to confer upon or give any person other than the parties hereto and their respective successors and assigns any rights or remedies under or by reason of this Agreement.
     Section 6.3. Recourse. All persons dealing with the Small-Cap Fund or the FWSC Fund must look solely to the property of the Small-Cap Fund or the FWSC Fund for the enforcement of any claims against the Small-Cap Fund or the FWSC Fund, respectively, as neither the trustees, directors, officers, agents nor shareholders of the Small-Cap Fund or the FWSC Fund assume any personal liability for obligations entered into on behalf of the Small-Cap Fund or the FWSC Fund, respectively.

     Section 6.4. Notices. Any notice, report, statement or demand required or permitted by any provisions of this Agreement shall be in writing and shall be given by prepaid telegraph, telecopy or certified mail addressed to either party at:
WT Mutual Fund
1100 North Market Street
Wilmington, DE 19890
Attn: Edward W. Diffin, Jr., Secretary
with a copy to:
Pepper Hamilton LLP
3000 Two Logan Square
Philadelphia, PA 19103
Attn: Joseph V. Del Raso
     IN WITNESS WHEREOF, each party has caused this Agreement to be executed and attested on its behalf by its duly authorized representatives as of the date first above written.

WT MUTUAL FUND, on behalf of its Wilmington Fundamentally Weighted Small Company Fund

By:

Neil Wolfson, President

WT MUTUAL FUND, on behalf of its Wilmington Multi-Manager Small-Cap Fund

By:

Neil Wolfson, President

WT MUTUAL FUND
1100 North Market Street
Wilmington, DE 19890

STATEMENT OF ADDITIONAL INFORMATION

September ___, 2008
     This Statement of Additional Information (the “SAI”) is not a prospectus, but should be read in conjunction with the Combined Proxy Statement/Prospectus dated September ___, 2008, for the Special Meeting of Shareholders (the “Meeting”) of the Wilmington Fundamentally Weighted Large Company Fund (the “FWLC Fund”) and the Wilmington Fundamentally Weighted Small Company Fund (the “FWSC Fund”), of WT Mutual Fund (the “Trust”), a Delaware statutory trust, to be held on October ___, 2008. A copy of the Combined Proxy Statement/Prospectus is available upon request and without charge by calling (800) 336-9970.
     This SAI relates specifically to the proposed reorganization of the FWLC Fund and the FWSC Fund into the Wilmington Multi-Manager Large-Cap Fund (“Large-Cap Fund”) and the Wilmington Multi-Manager Small-Cap Fund (“Small-Cap Fund”), respectively. This SAI consists of this cover page and the Statement of Additional Information for the Wilmington Multi-Manager Funds, dated November 1, 2007, as amended or supplemented from time to time (“Multi-Manager SAI”), and the Statement of Additional Information for the Wilmington Fundamentally Weighted Funds, dated November 1, 2007, as amended or supplemented from time to time (“Fundamentally Weighted SAI”), which are incorporated by reference herein. The Annual Report and Semi-Annual Report to Shareholders for each Fund, dated June 30, 2008 and December 31, 2007, respectively, are incorporated by reference herein. You may receive a copy of the most recent Multi-Manager SAI, Fundamentally Weighted SAI, Annual Report for each Fund and Semi-Annual Report for each Fund, without charge, on the Trust’s website at www.wilmingtonfunds.com or by calling (800) 336-9970.
     Pro forma financial statements required by Rule 11-01 of Regulation S-X are attached hereto as Appendix I for the Reorganization of the FWSC Fund into the Small-Cap Fund. The pro forma financial statements are not required for the Reorganization of the FWLC Fund into the Large-Cap Fund because the net asset value of the FWLC Fund does not exceed 10 percent of the Large-Cap Fund’s net asset value.

APPENDIX I
     The unaudited pro forma portfolio of investments and pro forma statement of assets and liabilities reflect financial positions as if the transaction occurred on July 1, 2008. The unaudited pro forma statement of operations reflects expenses for the twelve months ended June 30, 2008. The pro forma financial statements give effect to the proposed exchange of shares of the Small-Cap Fund for the assets and liabilities of the FWSC Fund, with the Small-Cap Fund being the surviving entity. The proposed transaction will be accounted for as a tax-free reorganization in accordance with U.S. generally accepted accounting principles. The historical cost basis of the investments is carried over to the surviving entity. It is not anticipated that the Small-Cap Fund will sell any securities of the FWSC Fund acquired in the Reorganization other than in the ordinary course of business.

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

COMMON STOCK - 93.7%

CONSUMER DISCRETIONARY - 13.6%

Auto Components - 0.5%
American Axle & Manufacturing Holdings, Inc.	390	3,116	270	2,157	660	5,273
Amerigon, Inc.*	—	—	3,672	26,108	3,672	26,108
ArvinMeritor, Inc.	330	4,118	290	3,619	620	7,737
ATC Technology Corp.*	130	3,026	221	5,145	351	8,171
Cooper Tire & Rubber Co.	330	2,587	280	2,195	610	4,782
Drew Industries, Inc.*	70	1,117	283	4,514	353	5,631
Exide Technologies*	241	4,039	1,959	32,833	2,200	36,872
Fuel Systems Solutions, Inc.*	—	—	290	11,165	290	11,165
Hayes Lemmerz International, Inc.*	—	—	1,325	3,763	1,325	3,763
Lear Corp.*	320	4,538	310	4,396	630	8,934
Modine Manufacturing Co.	400	4,948	340	4,206	740	9,154
Noble International, Ltd.	40	179	300	1,341	340	1,520
Quantum Fuel Systems Technologies Worldwide, Inc.*	—	—	2,470	7,608	2,470	7,608
Raser Technologies, Inc.*	50	487	418	4,071	468	4,558
Sauer-Danfoss, Inc.	260	8,099	352	10,965	612	19,064
Spartan Motors, Inc.	—	—	415	3,100	415	3,100
Standard Motor Products, Inc.	350	2,856	200	1,632	550	4,488
Stoneridge, Inc.*	130	2,218	50	853	180	3,071
Superior Industries International, Inc.	100	1,688	130	2,194	230	3,882
Tenneco, Inc.*	110	1,488	30	406	140	1,894
Visteon Corp.*	—	—	1,381	3,632	1,381	3,632

		44,504		135,903		180,407

Automobiles - 0.1%
Fleetwood Enterprises, Inc.*	80	210	687	1,800	767	2,010
Monaco Coach Corp.	240	729	320	973	560	1,702
Winnebago Industries, Inc.	300	3,057	1,137	11,586	1,437	14,643

		3,996		14,359		18,355

Distributors - 0.4%
Audiovox Corp. — Class A*	110	1,080	50	491	160	1,571
Building Materials Holding Corp.	1,260	2,230	1,330	2,354	2,590	4,584
Central European Distribution Corp.*	40	2,966	1,310	97,137	1,350	100,103
Core Mark Holding Co., Inc.*	100	2,620	80	2,096	180	4,716
LKQ Corp.*	—	—	3,120	56,378	3,120	56,378
Source Interlink Cos., Inc.*	230	509	220	486	450	995

		9,405		158,942		168,347

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Diversified Consumer Services - 1.4%
American Public Education, Inc.*	—	—	320	12,493	320	12,493
Capella Education Co.*	10	597	392	23,383	402	23,980
Coinstar, Inc.*	40	1,308	707	23,126	747	24,434
Corinthian Colleges, Inc.*	450	5,225	2,399	27,852	2,849	33,077
CPI Corp.	50	937	30	562	80	1,499
DeVry, Inc.	100	5,362	1,910	102,414	2,010	107,776
Jackson Hewitt Tax Service, Inc.	100	1,222	210	2,566	310	3,788
K12, Inc.*	—	—	280	6,000	280	6,000
Learning Tree International, Inc.*	—	—	400	6,840	400	6,840
Lincoln Educational Services Corp.*	—	—	7	81	7	81
Matthews International Corp. — Class A	50	2,263	2,271	102,786	2,321	105,049
Pre-Paid Legal Services, Inc.*	70	2,843	310	12,592	380	15,435
Regis Corp.	330	8,695	1,710	45,059	2,040	53,754
Sotheby’s Holdings, Inc. — Class A	230	6,065	1,781	46,965	2,011	53,030
Steiner Leisure, Ltd.*	80	2,268	242	6,861	322	9,129
Stewart Enterprises, Inc. — Class A	690	4,968	410	2,952	1,100	7,920
Strayer Education, Inc.	30	6,272	20	4,181	50	10,453
thinkorswim Group, Inc.*	10	71	5,517	38,895	5,527	38,966
Universal Technical Institute, Inc.*	220	2,741	325	4,050	545	6,791

		50,837		469,658		520,495

Hotels, Restaurants & Leisure - 2.6%
AFC Enterprises, Inc.*	1,010	8,070	1,340	10,707	2,350	18,777
Ambassadors Group, Inc.	160	2,387	743	11,086	903	13,473
Ambassadors International, Inc.*	30	131	10	44	40	175
Ameristar Casinos, Inc.	150	2,073	200	2,764	350	4,837
Bally Technologies, Inc.*	10	338	3,390	114,582	3,400	114,920
BJ’s Restaurants, Inc.*	—	—	213	2,072	213	2,072
Bluegreen Corp.*	460	2,783	220	1,331	680	4,114
Bob Evans Farms, Inc.	220	6,292	660	18,876	880	25,168
Buffalo Wild Wings, Inc.*	—	—	453	11,248	453	11,248
California Pizza Kitchen, Inc.*	—	—	385	4,308	385	4,308
CBRL Group, Inc.	190	4,657	402	9,853	592	14,510
CEC Entertainment, Inc.*	180	5,042	640	17,926	820	22,968
Chipotle Mexican Grill, Inc. — Class B*	—	—	413	31,124	413	31,124
Churchill Downs, Inc.	70	2,441	20	697	90	3,138
CKE Restaurants, Inc.	210	2,619	1,559	19,441	1,769	22,060
Cosi, Inc.*	90	226	100	251	190	477
Denny’s Corp.*	—	—	1,178	3,346	1,178	3,346
DineEquity, Inc.	90	3,363	506	18,904	596	22,267
Domino’s Pizza, Inc.*	2,280	26,220	1,840	21,160	4,120	47,380
Dover Downs Gaming & Entertainment, Inc.	270	1,733	490	3,146	760	4,879

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Dover Motorsports, Inc.	—	—	1,250	6,362	1,250	6,362
Great Wolf Resorts, Inc.*	—	—	740	3,234	740	3,234
Isle of Capri Casinos, Inc.*	60	287	40	192	100	479
Jack in the Box, Inc.*	120	2,689	2,562	57,414	2,682	60,103
Jamba, Inc.*	200	370	80	148	280	518
Krispy Kreme Doughnuts, Inc.*	450	2,246	1,796	8,962	2,246	11,208
Life Time Fitness, Inc.*	—	—	926	27,363	926	27,363
McCormick & Schmick’s Seafood Restaurants, Inc.*	80	771	50	482	130	1,253
Monarch Casino & Resort, Inc.*	40	472	187	2,207	227	2,679
Morgans Hotel Group Co.*	30	309	907	9,342	937	9,651
Morton’s Restaurant Group, Inc.*	—	—	3,000	20,640	3,000	20,640
MTR Gaming Group, Inc.*	140	668	110	525	250	1,193
Multimedia Games, Inc.*	170	751	110	486	280	1,237
O’ Charley’s, Inc.	160	1,610	90	905	250	2,515
Panera Bread Co.*	—	—	1,020	47,185	1,020	47,185
Papa John’s International, Inc.*	80	2,127	2,780	73,920	2,860	76,047
Peet’s Coffee & Tea, Inc.*	—	—	164	3,250	164	3,250
PF Chang’s China Bistro, Inc.*	70	1,564	658	14,700	728	16,264
Pinnacle Entertainment, Inc.*	50	525	30	315	80	840
Red Robin Gourmet Burgers, Inc.*	10	277	450	12,483	460	12,760
Riviera Holdings Corp.*	—	—	121	1,228	121	1,228
Ruby Tuesday, Inc.	460	2,484	620	3,348	1,080	5,832
Ruth’s Hospitality Group, Inc.*	100	518	223	1,155	323	1,673
Shuffle Master, Inc.*	180	889	585	2,890	765	3,779
Sonic Corp.*	—	—	1,276	18,885	1,276	18,885
Speedway Motorsports, Inc.	160	3,261	170	3,465	330	6,726
Texas Roadhouse, Inc.*	240	2,153	1,466	13,150	1,706	15,303
The Cheesecake Factory, Inc.*	—	—	1,610	25,615	1,610	25,615
The Marcus Corp.	420	6,279	390	5,830	810	12,109
The Steak ‘n Shake Co.*	60	380	40	253	100	633
Town Sports International Holdings, Inc.*	30	280	352	3,288	382	3,568
Triarc Cos., Inc. — Class B	910	5,760	1,320	8,356	2,230	14,116
Trump Entertainment Resorts, Inc.*	370	707	210	401	580	1,108
Vail Resorts, Inc.*	110	4,711	816	34,949	926	39,660
WMS Industries, Inc.*	—	—	4,231	125,957	4,231	125,957

		110,463		841,751		952,214

Household Durables - 0.9%
American Greetings Corp.	680	8,391	550	6,787	1,230	15,178
Avatar Holdings, Inc.*	20	606	20	606	40	1,212
Blyth, Inc.	140	1,684	120	1,444	260	3,128
Brookfield Homes Corp.	430	5,280	210	2,579	640	7,859
California Coastal Communities, Inc.*	30	115	10	38	40	153
Champion Enterprises, Inc.*	310	1,813	1,090	6,376	1,400	8,189

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

CSS Industries, Inc.	80	1,938	40	969	120	2,907
DEI Holdings, Inc.*	100	170	140	238	240	408
Ethan Allen Interiors, Inc.	300	7,380	250	6,150	550	13,530
Furniture Brands International, Inc.	680	9,085	460	6,146	1,140	15,231
Helen of Troy, Ltd.*	230	3,708	2,490	40,139	2,720	43,847
Hooker Furniture Corp.	100	1,732	50	866	150	2,598
Hovnanian Enterprises, Inc.*	140	767	130	712	270	1,479
iRobot Corp.*	50	687	744	10,222	794	10,909
La-Z-Boy, Inc.	710	5,431	440	3,366	1,150	8,797
Libbey, Inc.	30	223	262	1,949	292	2,172
M/I Homes, Inc.	50	787	90	1,416	140	2,203
Meritage Homes Corp.*	120	1,820	70	1,062	190	2,882
National Presto Industries, Inc.	40	2,567	33	2,118	73	4,685
Orleans Homebuilders, Inc.	210	769	110	403	320	1,172
Palm Harbor Homes, Inc.*	150	830	80	442	230	1,272
Russ Berrie & Co., Inc.*	370	2,949	390	3,108	760	6,057
Sealy Corp.	970	5,568	820	4,707	1,790	10,275
Skyline Corp.	—	—	90	2,115	90	2,115
Tempur-Pedic International, Inc.	440	3,436	1,331	10,395	1,771	13,831
Tupperware Brands Corp.	260	8,897	3,075	105,226	3,335	114,123
Universal Electronics, Inc.*	30	627	910	19,019	940	19,646

		77,260		238,598		315,858

Internet & Catalog Retail - 0.9%
1-800-FLOWERS.COM, Inc. — Class A*	90	581	395	2,548	485	3,129
Blue Nile, Inc.*	10	425	337	14,329	347	14,754
Drugstore.com, Inc.*	—	—	3,390	6,441	3,390	6,441
FTD Group, Inc.	80	1,066	80	1,066	160	2,132
Gaiam, Inc. — Class A*	20	270	191	2,581	211	2,851
Netflix, Inc.*	50	1,304	1,926	50,211	1,976	51,515
NutriSystem, Inc.	—	—	2,350	33,229	2,350	33,229
Orbitz Worldwide, Inc.*	980	4,910	1,339	6,708	2,319	11,618
Overstock.com, Inc.*	20	519	501	13,001	521	13,520
PetMed Express, Inc.*	80	980	2,408	29,498	2,488	30,478
Priceline.com, Inc.*	40	4,618	1,060	122,388	1,100	127,006
Shutterfly, Inc.*	—	—	695	8,486	695	8,486
Stamps.com, Inc.*	60	749	236	2,945	296	3,694
U.S. Auto Parts Network, Inc.*	130	471	90	326	220	797
ValueVision Media, Inc. — Class A*	200	714	60	214	260	928

		16,607		293,971		310,578

Leisure Equipment & Products - 0.7%
Arctic Cat, Inc.	460	3,611	360	2,826	820	6,437
Callaway Golf Co.	320	3,785	3,010	35,608	3,330	39,393

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

JAKKS Pacific, Inc.*	120	2,622	2,820	61,617	2,940	64,239
Leapfrog Enterprises, Inc.*	30	250	508	4,227	538	4,477
Marine Products Corp.	230	1,518	134	884	364	2,402
Polaris Industries, Inc.	310	12,518	2,247	90,734	2,557	103,252
Pool Corp.	—	—	920	16,339	920	16,339
RC2 Corp.*	160	2,970	100	1,856	260	4,826
Smith & Wesson Holdings Corp.*	20	104	381	1,985	401	2,089
Steinway Musical Instruments*	30	792	20	528	50	1,320
Sturm, Ruger & Co., Inc.*	200	1,412	320	2,259	520	3,671
The Nautilus Group, Inc.	730	3,708	760	3,861	1,490	7,569

		33,290		222,724		256,014

Media - 1.1%
A.H. Belo Corp. — Class A	188	1,072	120	684	308	1,756
Arbitron, Inc.	80	3,800	771	36,623	851	40,423
Belo Corp. — Class A	1,360	9,942	1,130	8,260	2,490	18,202
Carmike Cinemas, Inc.	110	646	110	646	220	1,292
Charter Communications, Inc. — Class A*	—	—	6,010	6,311	6,010	6,311
Cinemark Holdings, Inc.	160	2,090	399	5,211	559	7,301
Citadel Broadcasting Corp.*	7,360	8,979	7,560	9,223	14,920	18,202
CKX, Inc.*	—	—	392	3,430	392	3,430
Cox Radio, Inc. — Class A*	370	4,366	370	4,366	740	8,732
Crown Media Holdings, Inc. — Class A*	70	332	492	2,332	562	2,664
DG FastChannel, Inc.*	—	—	151	2,605	151	2,605
Dolan Media Co.*	—	—	523	9,519	523	9,519
Emmis Communications Corp. — Class A*	1,680	4,234	1,320	3,326	3,000	7,560
Entercom Communications Corp. — Class A	760	5,335	740	5,195	1,500	10,530
Entravision Communications Corp. — Class A*	110	442	737	2,963	847	3,405
Gatehouse Media, Inc.	320	787	320	787	640	1,574
Global Sources, Ltd.*	44	668	284	4,311	328	4,979
Gray Communications Systems, Inc.	460	1,320	290	832	750	2,152
Harris Interactive, Inc.*	470	945			470	945
Interactive Data Corp.	380	9,549	641	16,108	1,021	25,657
Journal Communications, Inc. — Class A	950	4,579	900	4,338	1,850	8,917
Lakes Entertainment, Inc.*	80	526	30	197	110	723
Lee Enterprises, Inc.	1,210	4,828	930	3,711	2,140	8,539
Lin TV Corp.*	490	2,920	270	1,609	760	4,529
Live Nation, Inc.*	60	635	30	317	90	952
Lodgenet Entertainment Corp.*	—	—	10	49	10	49
Martha Stewart Living Omnimedia, Inc. — Class A*	300	2,220	522	3,863	822	6,083
Marvel Entertainment, Inc.*	310	9,963	1,356	43,582	1,666	53,545
Media General, Inc. — Class A	510	6,095	350	4,183	860	10,278
Morningstar, Inc.*	40	2,881	30	2,161	70	5,042
National Cinemedia, Inc.	—	—	1,115	11,886	1,115	11,886

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Playboy Enterprises, Inc.- Class B*	—	—	315	1,556	315	1,556
Primedia, Inc.	940	4,380	650	3,029	1,590	7,409
Radio One, Inc. — Class D*	2,160	2,786	2,190	2,825	4,350	5,611
RCN Corp.*	780	8,408	930	10,025	1,710	18,433
Salem Communications Corp. — Class A	210	414	630	1,241	840	1,655
Scholastic Corp.*	290	8,311	240	6,878	530	15,189
Sinclair Broadcast Group, Inc. — Class A	710	5,396	1,108	8,421	1,818	13,817
Sun-Times Media Group, Inc.- Class A*	—	—	4,030	1,975	4,030	1,975
Valassis Communications, Inc.*	490	6,135	860	10,767	1,350	16,902
Value Line, Inc.	150	4,988	132	4,389	282	9,377
World Wrestling Entertainment, Inc. — Class A	500	7,735	658	10,179	1,158	17,914

		137,707		259,913		397,620

Multiline Retail - 0.1%
99 Cents Only Stores*	140	924	724	4,778	864	5,702
Bon-Ton Stores, Inc.	90	470	40	209	130	679
Fred’s, Inc. — Class A	230	2,585	140	1,573	370	4,158
Retail Ventures, Inc.*	10	46	568	2,613	578	2,659
Tuesday Morning Corp.*	890	3,658	880	3,617	1,770	7,275

		7,683		12,790		20,473

Specialty Retail - 2.5%
Aaron Rents, Inc.	120	2,680	70	1,563	190	4,243
AC Moore Arts & Crafts, Inc.*	—	—	20	141	20	141
Aeropostale, Inc.*	75	2,350	6,625	207,561	6,700	209,911
America’s Car-Mart, Inc.*	90	1,613	40	717	130	2,330
American Eagle Outfitters, Inc.	—	—	2,000	27,260	2,000	27,260
AnnTaylor Stores Corp.*	—	—	1,600	38,336	1,600	38,336
Asbury Automotive Group, Inc.	190	2,441	220	2,827	410	5,268
Barnes & Noble, Inc.	—	—	1,500	37,260	1,500	37,260
Bebe Stores, Inc.	380	3,652	740	7,111	1,120	10,763
Big 5 Sporting Goods Corp.	360	2,725	180	1,363	540	4,088
Blockbuster, Inc. — Class A*	240	600	130	325	370	925
Books-A-Million, Inc.	410	3,141	270	2,068	680	5,209
Borders Group, Inc.	400	2,400	1,018	6,108	1,418	8,508
Brown Shoe Co., Inc.	330	4,471	325	4,404	655	8,875
Build-A-Bear Workshop, Inc.*	130	945	80	582	210	1,527
Cabela’s, Inc.*	30	330	130	1,431	160	1,761
Cache, Inc.*	110	1,177	273	2,921	383	4,098
Charlotte Russe Holdings, Inc.*	10	178	408	7,246	418	7,424
Charming Shoppes, Inc.*	370	1,698	220	1,010	590	2,708
Chico’s FAS, Inc.*	—	—	1,280	6,874	1,280	6,874
Christopher & Banks Corp.	350	2,380	662	4,502	1,012	6,882
Citi Trends, Inc.*	20	453	279	6,322	299	6,775

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Coldwater Creek, Inc.*	—	—	1,340	7,075	1,340	7,075
Collective Brands, Inc.*	580	6,745	400	4,652	980	11,397
Conn’s, Inc.*	20	321	40	643	60	964
Cost Plus, Inc.*	110	275	140	350	250	625
CSK Auto Corp.*	—	—	1,041	10,910	1,041	10,910
Dress Barn, Inc.*	150	2,007	110	1,472	260	3,479
DSW, Inc. — Class A*	130	1,531	284	3,346	414	4,877
Eddie Bauer Holdings, Inc.*	170	706	80	332	250	1,038
Gander Mountain Co.*	240	886	90	332	330	1,218
Group 1 Automotive, Inc.	190	3,775	160	3,179	350	6,954
Haverty Furniture Cos., Inc.	120	1,205	357	3,584	477	4,789
Hhgregg, Inc.*	—	—	5	50	5	50
Hibbett Sports, Inc.*	150	3,165	728	15,361	878	18,526
Hot Topic, Inc.*	110	595	110	595	220	1,190
J. Crew Group, Inc.*	10	330	1,011	33,373	1,021	33,703
Jo-Ann Stores, Inc.*	20	461	10	230	30	691
Jos. A. Bank Clothiers, Inc.*	40	1,070	252	6,741	292	7,811
Lithia Motors, Inc. — Class A	120	590	340	1,673	460	2,263
Lumber Liquidators, Inc.*	—	—	420	5,460	420	5,460
MarineMax, Inc.*	200	1,434	120	860	320	2,294
Midas, Inc.*	—	—	348	4,698	348	4,698
Monro Muffler Brake, Inc.	160	2,478	325	5,034	485	7,512
New York & Co., Inc.*	250	2,282	588	5,369	838	7,651
Pacific Sunwear of California, Inc.*	50	427	4,530	38,641	4,580	39,068
Pier 1 Imports, Inc.*	670	2,305	1,285	4,420	1,955	6,725
Rent-A-Center, Inc.*	620	12,753	520	10,696	1,140	23,449
Sally Beauty Holdings, Inc.*	—	—	2,233	14,425	2,233	14,425
Select Comfort Corp.*	270	443	400	656	670	1,099
Shoe Carnival, Inc.*	20	236	20	236	40	472
Sonic Automotive, Inc. — Class A	390	5,027	390	5,027	780	10,054
Stage Stores, Inc.	150	1,750	90	1,050	240	2,800
Stein Mart, Inc.	710	3,202	360	1,624	1,070	4,826
Systemax, Inc.	200	3,530	316	5,577	516	9,107
Talbots, Inc.	460	5,331	490	5,679	950	11,010
The Buckle, Inc.	60	2,744	406	18,566	466	21,310
The Cato Corp. — Class A	190	2,706	458	6,522	648	9,228
The Children’s Place Retail Stores, Inc.*	90	3,249	60	2,166	150	5,415
The Finish Line, Inc. — Class A*	220	1,914	196	1,705	416	3,619
The Gymboree Corp.*	40	1,603	1,838	73,649	1,878	75,252
The Men’s Wearhouse, Inc.	120	1,955	198	3,225	318	5,180
The Pep Boys — Manny, Moe & Jack	230	2,006	180	1,570	410	3,576
Tractor Supply Co.*	—	—	570	16,553	570	16,553
Tween Brands, Inc.*	50	823	402	6,617	452	7,440
Ulta Salon Cosmetics & Fragrance, Inc.*	—	—	600	6,744	600	6,744

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

West Marine, Inc.*	220	902	110	451	330	1,353
Wetseal, Inc. — Class A*	—	—	15,653	74,665	15,653	74,665
Zale Corp.*	40	756	20	378	60	1,134
Zumiez, Inc.*	10	166	579	9,600	589	9,766

		116,918		793,693		910,611

Textiles, Apparel & Luxury Goods - 2.4%
American Apparel, Inc.*	—	—	1,000	6,650	1,000	6,650
Carter’s, Inc.*	290	4,008	150	2,073	440	6,081
Cherokee, Inc.	80	1,612	151	3,043	231	4,655
Columbia Sportswear Co.	120	4,410	100	3,675	220	8,085
Crocs, Inc.*	—	—	1,840	14,738	1,840	14,738
Deckers Outdoor Corp.*	—	—	885	123,192	885	123,192
FGX International Holdings, Ltd.*			15	121	15	121
Fossil, Inc.*	80	2,326	3,365	97,821	3,445	100,147
G-III Apparel Group, Ltd.*	—	—	269	3,319	269	3,319
Hartmarx Corp.*	340	738	120	260	460	998
Heelys, Inc.*	140	568	70	284	210	852
Iconix Brand Group, Inc.*	—	—	1,183	14,291	1,183	14,291
K-Swiss, Inc. — Class A	290	4,263	170	2,499	460	6,762
Kenneth Cole Productions, Inc. — Class A	110	1,397	150	1,905	260	3,302
Liz Claiborne, Inc.	—	—	3,000	42,450	3,000	42,450
Lululemon Athletica, Inc.*	—	—	434	12,612	434	12,612
Maidenform Brands, Inc.*	90	1,215	528	7,128	618	8,343
Movado Group, Inc.	40	792	100	1,980	140	2,772
Oxford Industries, Inc.	190	3,638	140	2,681	330	6,319
Perry Ellis International, Inc.*	25	530	200	4,244	225	4,774
Phillips-Van Heusen Corp.	—	—	1,500	54,930	1,500	54,930
Quiksilver, Inc.*	150	1,473	120	1,178	270	2,651
Skechers U.S.A., Inc. — Class A*	60	1,186	352	6,955	412	8,141
Steven Madden, Ltd.*	160	2,941	4,600	84,548	4,760	87,489
The Timberland Co. — Class A*	580	9,483	3,320	54,282	3,900	63,765
The Warnaco Group, Inc.*	320	14,102	2,852	125,688	3,172	139,790
True Religion Apparel, Inc.*	60	1,599	487	12,979	547	14,578
Under Armour, Inc.- Class A*	—	—	784	20,102	784	20,102
Unifirst Corp.	50	2,233	40	1,786	90	4,019
Volcom, Inc.*	70	1,675	588	14,071	658	15,746
Weyco Group, Inc.	20	531	260	6,898	280	7,429
Wolverine World Wide, Inc.	160	4,267	3,561	94,972	3,721	99,239

		64,987		823,355		888,342

Total Consumer Discretionary		673,657		4,265,657		4,939,314

CONSUMER STAPLES - 2.7%

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Beverages - 0.2%
Coca-Cola Bottling Co. Consolidated	—	—	891	32,949	891	32,949
MGP Ingredients, Inc.	60	348	40	232	100	580
National Beverage Corp.	574	4,173	593	4,311	1,167	8,484
PepsiAmericas, Inc.	—	—	1,800	35,604	1,800	35,604
The Boston Beer Co., Inc. — Class A*	10	407	122	4,963	132	5,370

		4,928		78,059		82,987

Food & Staples Retailing - 0.6%
Andersons, Inc.	40	1,628	10	407	50	2,035
Arden Group, Inc. — Class A	30	3,802	23	2,915	53	6,717
Casey’s General Stores, Inc.	110	2,549	80	1,854	190	4,403
Great Atlantic & Pacific Tea Co., Inc.*	350	7,987	552	12,597	902	20,584
Ingles Markets, Inc. — Class A	150	3,500	100	2,333	250	5,833
Long’s Drug Stores Corp.	130	5,474	1,166	49,100	1,296	54,574
Nash Finch Co.	150	5,140	120	4,112	270	9,252
PriceSmart, Inc.	30	593	443	8,763	473	9,356
Ruddick Corp.	140	4,803	1,265	43,402	1,405	48,205
Spartan Stores, Inc.	60	1,380	243	5,589	303	6,969
The Pantry, Inc.*	210	2,239	354	3,774	564	6,013
United Natural Foods, Inc.*	50	974	234	4,558	284	5,532
Village Super Market — Class A	60	2,315	—	—	60	2,315
Weis Markets, Inc.	210	6,819	150	4,870	360	11,689
Winn-Dixie Store, Inc.*	30	481	838	13,425	868	13,906

		49,684		157,699		207,383

Food Products - 1.2%
AgFeed Industries, Inc.*	—	—	500	7,485	500	7,485
Alico, Inc.	20	693	75	2,599	95	3,292
American Dairy, Inc.*	—	—	15	118	15	118
Calavo Growers, Inc.	—	—	520	6,370	520	6,370
Cal-Maine Foods, Inc.	80	2,639	367	12,107	447	14,746
Chiquita Brands International, Inc.*	180	2,731	150	2,276	330	5,007
Darling International, Inc.*	20	330	4,882	80,651	4,902	80,981
Diamond Foods, Inc.	—	—	330	7,603	330	7,603
Farmer Brothers Co.	40	846	—	—	40	846
Flowers Foods, Inc.	205	5,810	4,112	116,534	4,317	122,344
Fresh Del Monte Produce, Inc.*	200	4,714	180	4,243	380	8,957
Green Mountain Coffee Roasters, Inc.*	—	—	422	15,855	422	15,855
Hain Celestial Group, Inc.*	—	—	334	7,842	334	7,842
HQ Sustainable Maritime Industries, Inc.*	—	—	50	663	50	663
Imperial Sugar Co.	180	2,796	100	1,553	280	4,349
J&J Snack Foods Corp.	90	2,467	1,260	34,537	1,350	37,004

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Lancaster Colony Corp.	190	5,753	615	18,622	805	24,375
Lance, Inc.	100	1,877	418	7,846	518	9,723
Pilgrim’s Pride Corp.	410	5,326	719	9,340	1,129	14,666
Ralcorp Holdings, Inc.*	50	2,472	267	13,200	317	15,672
Reddy Ice Holdings, Inc.	350	4,788	240	3,283	590	8,071
Sanderson Farms, Inc.	110	3,797	250	8,630	360	12,427
Smart Balance, Inc.*	—	—	1,150	8,291	1,150	8,291
Synutra International, Inc.*	—	—	301	9,728	301	9,728
Tootsie Roll Industries, Inc.	133	3,342	495	12,439	628	15,781
TreeHouse Foods, Inc.*	10	243	—	—	10	243
Zhongpin, Inc.*	—	—	570	7,125	570	7,125

		50,624		398,940		449,564

Household Products - 0.0%
Central Garden & Pet Co.*	200	910	100	455	300	1,365
Central Garden & Pet Co. — Class A*	300	1,230	220	902	520	2,132
Spectrum Brands, Inc.*	130	332	80	204	210	536
WD-40 Co.	80	2,340	205	5,996	285	8,336

		4,812		7,557		12,369

Personal Products - 0.5%
American Oriental Bioengineering, Inc.*	90	888	710	7,008	800	7,896
Chattem, Inc.*	50	3,253	1,033	67,197	1,083	70,450
China Sky One Medical, Inc.*	—	—	520	5,788	520	5,788
Elizabeth Arden, Inc.*	50	759	40	607	90	1,366
International Parfums, Inc.	60	900	248	3,720	308	4,620
Mannatech, Inc.	310	1,686	215	1,170	525	2,856
Medifast, Inc.*	120	631	50	263	170	894
Nu Skin Enterprises, Inc. — Class A	340	5,073	1,207	18,008	1,547	23,081
Parlux Fragrances, Inc.*	20	100	120	600	140	700
Prestige Brands Holdings, Inc.*	170	1,812	5,290	56,391	5,460	58,203
Tiens Biotech Group (USA), Inc.*	310	471	180	274	490	745
USANA Health Sciences, Inc.*	70	1,881	259	6,959	329	8,840

		17,454		167,985		185,439

Tobacco - 0.2%
Alliance One International, Inc.*	790	4,037	2,087	10,665	2,877	14,702
Universal Corp.	140	6,331	100	4,522	240	10,853
Vector Group, Ltd.	659	10,629	1,264	20,388	1,923	31,017

		20,997		35,575		56,572

Total Consumer Staples		148,499		845,815		994,314

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

ENERGY - 10.4%

Energy Equipment & Services - 3.3%
Allis-Chalmers Energy, Inc.*	70	1,246	30	534	100	1,780
Atwood Oceanics, Inc.*	20	2,487	1,440	179,049	1,460	181,536
Basic Energy Services, Inc.*	—	—	988	31,122	988	31,122
Bolt Technology Corp.*	—	—	300	6,771	300	6,771
Bristow Group, Inc.*	10	495	40	1,980	50	2,475
Cal Dive International, Inc.*	1,373	19,620	1,046	14,947	2,419	34,567
CARBO Ceramics, Inc.	100	5,835	545	31,801	645	37,636
Complete Production Services, Inc.*	70	2,549	50	1,821	120	4,370
Dawson Geophysical Co.*	—	—	756	44,952	756	44,952
Dresser-Rand Group, Inc.*	—	—	600	23,460	600	23,460
Dril-Quip, Inc.*	20	1,260	784	49,392	804	50,652
ENGlobal, Corp.*	80	1,139	888	12,645	968	13,784
Geokinetics, Inc*	—	—	155	2,807	155	2,807
Global Industries, Ltd.*	—	—	3,500	62,755	3,500	62,755
Grey Wolf, Inc.*	500	4,515	5,572	50,315	6,072	54,830
Gulf Island Fabrication, Inc.	30	1,468	330	16,147	360	17,615
GulfMark Offshore, Inc.*	—	—	405	23,563	405	23,563
Hercules Offshore, Inc.*	100	3,802	70	2,661	170	6,463
Hornbeck Offshore Services, Inc.*	—	—	10	565	10	565
IHS, Inc. — Class A*	20	1,392	20	1,392	40	2,784
ION Geophysical Corp.*	50	873	1,991	34,743	2,041	35,616
Key Energy Services, Inc.*	—	—	3,705	71,951	3,705	71,951
Lufkin Industries, Inc.	30	2,498	110	9,161	140	11,659
Matrix Service Co.*	20	461	618	14,251	638	14,712
Mitcham Industries, Inc.*	—	—	540	9,223	540	9,223
NATCO Group, Inc. — Class A*	30	1,636	509	27,756	539	29,392
Natural Gas Services Group, Inc.*	—	—	300	9,144	300	9,144
Newpark Resources, Inc.*	100	786	10	79	110	865
Oil States International, Inc.*	40	2,538	1,240	78,666	1,280	81,204
Oyo Geospace Corp.*	—	—	48	2,829	48	2,829
Parker Drilling Co.*	90	901	6,922	69,289	7,012	70,190
Petroleum Helicopters, Inc.*	170	6,829	235	9,440	405	16,269
Pioneer Drilling Co.*	20	376	75	1,411	95	1,787
RPC, Inc.	110	1,848	1,023	17,186	1,133	19,034
Sulphco, Inc.*	—	—	629	1,428	629	1,428
Superior Well Services, Inc.*	—	—	184	5,835	184	5,835
T-3 Energy Services, Inc.*	30	2,384	305	24,238	335	26,622
Trico Marine Services, Inc.*	70	2,549	30	1,093	100	3,642
Union Drilling, Inc.*	70	1,518	240	5,203	310	6,721
W-H Energy Services, Inc.*	30	2,872	772	73,911	802	76,783
Willbros Group, Inc.*	—	—	2,044	89,548	2,044	89,548

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

		73,877		1,115,064		1,188,941

Oil, Gas & Consumable Fuels - 7.1%
Alon USA Energy, Inc.	920	11,003	2,600	31,096	3,520	42,099
Alpha Natural Resources, Inc.*	40	4,172	80	8,343	120	12,515
Apco Argentina, Inc.	90	2,606	190	5,501	280	8,107
Approach Resources, Inc.*	—	—	116	3,108	116	3,108
Arena Resources, Inc.*	20	1,056	888	46,904	908	47,960
Arlington Tankers, Ltd.	150	3,483	599	13,909	749	17,392
Atlas America, Inc.	45	2,027	820	36,941	865	38,968
ATP Oil & Gas Co.*	10	395	668	26,366	678	26,761
Aventine Renewable Energy Holdings, Inc.*	—	—	497	2,187	497	2,187
Berry Petroleum Co. — Class A	50	2,944	734	43,218	784	46,162
Bill Barret Corp.*	30	1,782	381	22,635	411	24,417
Bois d’Arc Energy, Inc.*	30	729	2,487	60,459	2,517	61,188
BPZ Resources, Inc.*	—	—	1,460	42,924	1,460	42,924
Brigham Exploration Co.*	90	1,425	150	2,375	240	3,800
Callon Petroleum Co.*	70	1,915	80	2,189	150	4,104
Cano Petroleum, Inc.*	—	—	900	7,146	900	7,146
Carrizo Oil & Gas, Inc.*	10	681	682	46,437	692	47,118
Cheniere Energy, Inc.*	—	—	1,350	5,900	1,350	5,900
Clayton Williams Energy, Inc.*	—	—	160	17,592	160	17,592
Clean Energy Fuels Corp.*	—	—	797	9,158	797	9,158
Comstock Resources, Inc.*	30	2,533	3,102	261,902	3,132	264,435
Concho Resources, Inc.*	—	—	3,405	127,006	3,405	127,006
Contango Oil & Gas Co.*	—	—	330	30,664	330	30,664
Crosstex Energy, Inc.	50	1,733	965	33,447	1,015	35,180
CVR Energy, Inc.*	—	—	597	11,492	597	11,492
Delek US Holdings, Inc.	120	1,105	2,610	24,038	2,730	25,143
Delta Petroleum Corp.*	30	766	1,517	38,714	1,547	39,480
Double Hull Tankers, Inc.	360	3,611	711	7,131	1,071	10,742
Edge Petroleum Corp.*	70	377	10	54	80	431
Encore Acquisition Co.*	20	1,504	10	752	30	2,256
Endeavour International Corp.*	—	—	3,160	6,857	3,160	6,857
Energy Partners, Ltd.*	120	1,790	802	11,966	922	13,756
Evergreen Energy, Inc.*	40	70	1,004	1,747	1,044	1,817
EXCO Resources, Inc.*	80	2,953	1,792	66,143	1,872	69,096
FX Energy, Inc.*	—	—	487	2,566	487	2,566
Gasco Energy, Inc.*	—	—	2,260	9,379	2,260	9,379
General Maritime Corp.	1,200	31,176	1,512	39,282	2,712	70,458
GeoGlobal Resources, Inc.*	60	128	104	222	164	350
GeoMet, Inc.*	270	2,560	100	948	370	3,508
GMX Resources, Inc.*	30	2,223	165	12,226	195	14,449
Golar LNG, Ltd.	210	3,253	861	13,337	1,071	16,590

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Goodrich Petroleum Corp.*	10	829	499	41,377	509	42,206
Gran Tierra Energy, Inc.*	—	—	2,330	18,570	2,330	18,570
Gulfport Energy Corp.*	—	—	248	4,085	248	4,085
Harvest Natural Resources, Inc.*	20	221	100	1,106	120	1,327
Houston American Energy Corp.*	—	—	610	6,844	610	6,844
International Coal Group, Inc.*	100	1,305	3,128	40,820	3,228	42,125
James River Coal Co.*	60	3,521	620	36,388	680	39,909
Knightsbridge Tankers, Ltd.	340	10,951	671	21,613	1,011	32,564
Mariner Energy, Inc.*	50	1,849	3,650	134,940	3,700	136,789
McMoRan Exploration Co.*	50	1,376	3,691	101,576	3,741	102,952
National Coal Corp.*	—	—	690	6,120	690	6,120
Nordic American Tanker Shipping	470	18,245	600	23,292	1,070	41,537
Northern Oil And Gas, Inc.*	—	—	490	6,507	490	6,507
Oilsands Quest, Inc.*	—	—	979	6,364	979	6,364
Pacific Ethanol, Inc.*	500	905	1,682	3,044	2,182	3,949
Panhandle Oil and Gas, Inc.	—	—	190	6,433	190	6,433
Parallel Petroleum Corp.*	70	1,409	1,032	20,774	1,102	22,183
Penn Virginia Corp.	70	5,279	1,049	79,116	1,119	84,395
Penn Virginia Resource Partners, L.P.	—	—	770	20,852	770	20,852
Petrohawk Energy Corp.*	20	926	20	926	40	1,852
Petroleum Development Corp.*	20	1,330	803	53,391	823	54,721
Petroquest Energy, Inc.*	—	—	2,532	68,111	2,532	68,111
PrimeEnergy Corp.*	—	—	110	6,104	110	6,104
Quest Resource Corp.*	70	799	2,560	29,210	2,630	30,009
Rentech, Inc.*	—	—	2,370	4,503	2,370	4,503
Rex Energy Corp.*	—	—	520	13,728	520	13,728
Rosetta Resources, Inc.*	—	—	10	285	10	285
Ship Finance International, Ltd.	750	22,148	1,625	47,986	2,375	70,134
Stone Energy Corp.*	10	659	1,515	99,854	1,525	100,513
Swift Energy Co.*	60	3,964	1,875	123,862	1,935	127,826
Teekay Tankers, Ltd.- Class A	—	—	1,210	28,084	1,210	28,084
Toreador Resources Corp.*	150	1,280	50	427	200	1,707
Tri-Valley Corp.*	—	—	830	6,167	830	6,167
TXCO Resources, Inc.*	—	—	20	235	20	235
Uranium Resources, Inc.*	—	—	510	1,882	510	1,882
USEC, Inc.*	1,390	8,451	2,426	14,750	3,816	23,201
Vaalco Energy, Inc.*	390	3,303	5,439	46,068	5,829	49,371
Venoco, Inc.*	—	—	495	11,489	495	11,489
VeraSun Energy Corp.*	130	537	70	289	200	826
W&T Offshore, Inc.	—	—	1,200	70,212	1,200	70,212
Warren Resources, Inc.*	140	2,055	1,169	17,161	1,309	19,216
Western Refining, Inc.	30	355	10	118	40	473
Westmoreland Coal Co.*	—	—	340	7,177	340	7,177
Whiting Petroleum Corp.*	10	1,061	50	5,304	60	6,365

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

World Fuel Services Corp.	60	1,316	1,730	37,956	1,790	39,272

		184,074		2,409,361		2,593,435

Total Energy		257,951		3,524,425		3,782,376

FINANCIALS - 12.7%

Capital Markets - 1.8%
Apollo Investment Corp.	871	12,481	808	11,579	1,679	24,060
Ares Capital Corp.	582	5,867	605	6,098	1,187	11,965
BGC Partners, Inc.*	—	—	301	2,273	301	2,273
Blackrock Kelso Capital Corp.	280	2,649	190	1,797	470	4,446
Calamos Asset Management, Inc. — Class A	520	8,856	350	5,960	870	14,816
Capital Southwest Corp.	30	3,127	20	2,085	50	5,212
Cohen & Steers, Inc.	220	5,713	404	10,492	624	16,205
Cowen Group, Inc.*	1,850	14,282	1,670	12,892	3,520	27,174
Diamond Hill Investment Group, Inc.*	—	—	80	6,680	80	6,680
Epoch Holding Corp.	—	—	19	173	19	173
Evercore Partners, Inc. — Class A	300	2,850	290	2,755	590	5,605
FCStone Group, Inc.*	—	—	577	16,116	577	16,116
GAMCO Investors, Inc. — Class A	120	5,954	175	8,683	295	14,637
GFI Group, Inc.	80	721	4,484	40,401	4,564	41,122
Gladstone Capital Corp.	210	3,200	190	2,896	400	6,096
Greenhill & Co., Inc.	50	2,693	489	26,338	539	29,031
Hercules Technology Growth Capital, Inc.	208	1,857	270	2,411	478	4,268
HFF, Inc. — Class A*	260	1,479	160	910	420	2,389
International Assets Holding Corp.*	—	—	230	6,914	230	6,914
Investment Technology Group, Inc.*	—	—	500	16,730	500	16,730
Kayne Anderson Energy Development Co.	100	2,295	80	1,836	180	4,131
KBW, Inc.*	10	206	243	5,001	253	5,207
Knight Capital Group, Inc. — Class A*	180	3,236	521	9,368	701	12,604
Kohlberg Capital Corp.	129	1,290	1,085	10,850	1,214	12,140
LaBranche & Co., Inc.*	1,500	10,620	1,010	7,151	2,510	17,771
Ladenburg Thalmann Financial Services, Inc.*	—	—	3,233	4,882	3,233	4,882
MCG Capital Corp.	1,590	6,328	1,380	5,492	2,970	11,820
MVC Capital, Inc.	170	2,327	120	1,643	290	3,970
NGP Capital Resources Co.	150	2,311	110	1,695	260	4,006
optionsXpress Holdings, Inc.	270	6,032	1,255	28,037	1,525	34,069
Patriot Capital Funding, Inc.	214	1,338	117	731	331	2,069
PennantPark Investment Corp.	—	—	270	1,947	270	1,947
Penson Worldwide, Inc.*	30	359	40	478	70	837
Piper Jaffray Cos.*	70	2,053	110	3,226	180	5,279
Prospect Capital Corp.	237	3,124	158	2,082	395	5,206

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Pzena Investment Management, Inc. — Class A	250	3,190	174	2,220	424	5,410
Raymond James Financial, Inc.	—	—	1,200	31,668	1,200	31,668
Riskmetrics Group, Inc.*	—	—	520	10,213	520	10,213
Sanders Morris Harris Group, Inc.	180	1,220	120	814	300	2,034
Stifel Financial Corp.*	30	1,032	1,162	39,961	1,192	40,993
SWS Group, Inc.	245	4,069	280	4,651	525	8,720
Thomas Weisel Partners Group, Inc.*	70	383	40	219	110	602
Ticc Capital Corp.	456	2,490	271	1,480	727	3,970
TradeStation Group, Inc.*	50	508	1,047	10,627	1,097	11,135
US Global Investors, Inc.- Class A	—	—	246	4,120	246	4,120
W.P. Stewart & Co., Ltd.	3,450	5,244	4,600	6,992	8,050	12,236
Waddell & Reed Financial, Inc. — Class A	370	12,954	3,352	117,353	3,722	130,307
Westwood Holdings Group, Inc.	—	—	150	5,970	150	5,970

		144,338		504,890		649,228

Commercial Banks - 2.1%
1st Source Corp.	70	1,127	90	1,449	160	2,576
Amcore Financial, Inc.	172	974	151	855	323	1,829
AmericanWest Bancorp	90	204	60	136	150	340
Ameris Bancorp	150	1,305	100	870	250	2,175
Arrow Financial Corp.	24	435	1	18	25	453
Bancfirst Corp.	50	2,140	30	1,284	80	3,424
Banco Latinoamericano De Exportaciones SA	540	8,743	510	8,257	1,050	17,000
BancTrust Financial Group, Inc.	50	330	40	264	90	594
Bank of the Ozarks, Inc.	10	149	10	149	20	298
Banner Corp.	110	975	60	532	170	1,507
Boston Private Financial Holdings, Inc.	260	1,474	170	964	430	2,438
Cadence Financial Corp.	140	1,516	60	650	200	2,166
Camden National Corp.	40	931	20	466	60	1,397
Capital City Bank Group, Inc.	—	—	50	1,088	50	1,088
Capital Corp of the West	80	304	50	190	130	494
Capitol Bancorp, Ltd.	180	1,615	110	987	290	2,602
Cascade Bancorp	260	2,002	290	2,233	550	4,235
Cathay General Bancorp	190	2,065	240	2,609	430	4,674
Center Financial Corp.	130	1,101	90	762	220	1,863
Central Pacific Financial Corp.	240	2,558	190	2,025	430	4,583
Chemical Financial Corp.	200	4,080	210	4,284	410	8,364
Citizens Republic Bancorp, Inc.	880	2,482	590	1,664	1,470	4,146
City Bank/Lynnwood, Washington	180	1,548	220	1,892	400	3,440
City Holding Co.	50	2,038	80	3,262	130	5,300
CoBiz Financial, Inc.	120	790	70	461	190	1,251
Columbia Banking System, Inc.	60	1,160	60	1,160	120	2,320
Community Bancorp*	70	351	30	150	100	501
Community Bank Systems, Inc.	130	2,681	220	4,536	350	7,217

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Community Trust Bancorp, Inc.	60	1,576	100	2,626	160	4,202
CVB Financial Corp.	462	4,361	398	3,757	860	8,118
Enterprise Financial Services Corp.	—	—	142	2,677	142	2,677
First Bancorp/North Carolina	160	2,022	50	632	210	2,654
First Bancorp/Puerto Rico	670	4,248	430	2,726	1,100	6,974
First Busey Corp.	—	—	80	1,058	80	1,058
First Commonwealth Financial Corp.	640	5,971	520	4,852	1,160	10,823
First Community Bancshares, Inc.	40	1,128	70	1,974	110	3,102
First Financial Bancorp	360	3,312	220	2,024	580	5,336
First Financial Bankshares, Inc.	—	—	158	7,238	158	7,238
First Financial Corp./Indiana	70	2,143	50	1,530	120	3,673
First Merchants Corp.	120	2,178	80	1,452	200	3,630
First Midwest Bancorp, Inc.	330	6,154	250	4,662	580	10,816
First Regional Bancorp, Inc.*	60	337	30	168	90	505
First South Bancorp	20	258	30	386	50	644
First State Bancorp	120	660	80	440	200	1,100
FirstMerit Corp.	730	11,906	590	9,623	1,320	21,529
FNB Corp.	640	7,539	480	5,654	1,120	13,193
Frontier Financial Corp.	210	1,789	150	1,278	360	3,067
Glacier Bancorp, Inc.	210	3,358	200	3,198	410	6,556
Great Southern Bancorp, Inc.	70	568	70	568	140	1,136
Greene Bancshares, Inc.	130	1,823	90	1,262	220	3,085
Hancock Holding Co.	100	3,929	50	1,964	150	5,893
Hanmi Financial Corp.	180	938	400	2,084	580	3,022
Harleysville National Corp.	260	2,902	240	2,678	500	5,580
Heartland Financial USA, Inc.	120	2,183	70	1,273	190	3,456
Horizon Financial Corp.	120	749	60	374	180	1,123
IBERIABANK Corp.	60	2,668	50	2,223	110	4,891
Independent Bank Corp./Massachusetts	20	477	70	1,669	90	2,146
Independent Bank Corp./Michigan	460	1,840	290	1,160	750	3,000
Integra Bank Corp.	100	783	160	1,253	260	2,036
International Bancshares Corp.	370	7,907	294	6,283	664	14,190
InterVest Bancshares Corp.	60	307	30	154	90	461
Irwin Financial Corp.	490	1,318	610	1,641	1,100	2,959
Lakeland Bancorp, Inc.	164	1,998	94	1,145	258	3,143
Macatawa Bank Corp.	220	1,760	136	1,088	356	2,848
MainSource Financial Group, Inc.	94	1,457	40	620	134	2,077
MB Financial, Inc.	110	2,472	120	2,696	230	5,168
MBT Financial Corp.	50	298	110	654	160	952
Mercantile Bank Corp.	71	510	30	215	101	725
Midwest Banc Holdings, Inc.	220	1,071	150	730	370	1,801
Nara Bancorp, Inc.	90	966	60	644	150	1,610
National Penn Bancshares, Inc.	278	3,692	231	3,068	509	6,760
NBT Bancorp, Inc.	220	4,534	190	3,916	410	8,450

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Old National Bancorp/Indiana	540	7,700	450	6,417	990	14,117
Oriental Financial Group	200	2,852	110	1,569	310	4,421
Pacific Capital Bancorp	350	4,823	260	3,583	610	8,406
PacWest Bancorp	130	1,934	160	2,381	290	4,315
Park National Corp.	120	6,468	110	5,929	230	12,397
Peoples Bancorp, Inc./Ohio	130	2,467	70	1,329	200	3,796
Pinnacle Financial Partners, Inc.*	—	—	10	201	10	201
Preferred Bank	30	155			30	155
PrivateBancorp, Inc.	—	—	493	14,977	493	14,977
Prosperity Bancshares, Inc.	60	1,604	90	2,406	150	4,010
Provident Bankshares Corp.	670	4,275	450	2,871	1,120	7,146
Renasant Corp.	50	736	20	295	70	1,031
Republic Bancorp, Inc./Kentucky — Class A	154	3,788	110	2,706	264	6,494
Royal Bancshares of Pennsylvania — Class A	247	2,324	171	1,609	418	3,933
S&T Bancorp, Inc.	180	5,231	110	3,197	290	8,428
S.Y. Bancorp, Inc.	—	—	149	3,183	149	3,183
Sandy Springs Bancorp, Inc.	120	1,990	1,970	32,663	2,090	34,653
Santander BanCorp	420	4,456	530	5,623	950	10,079
SCBT Financial Corp.	52	1,485	20	571	72	2,056
Seacoast Banking Corp. of Florida	140	1,086	270	2,095	410	3,181
Security Bank Corp.	294	1,723	64	375	358	2,098
Sierra Bancorp	70	1,155	40	660	110	1,815
Signature Bank*	—	—	619	15,945	619	15,945
Simmons First National Corp. — Class A	30	839	60	1,678	90	2,517
Southside Bancshares, Inc.	100	1,844	35	645	135	2,489
Southwest Bancorp, Inc.	140	1,610	80	920	220	2,530
StellarOne Corp.	10	146	73	1,066	83	1,212
Sterling Bancorp	200	2,390	190	2,270	390	4,660
Sterling Bancshares, Inc.	90	818	200	1,818	290	2,636
Sterling Financial Corp./Washington	160	662	80	331	240	993
Suffolk Bancorp	20	588	162	4,760	182	5,348
Sun Bancorp, Inc.*	84	853	31	315	115	1,168
Superior Bancorp*	50	424	155	1,316	205	1,740
Susquehanna Bancshares, Inc.	440	6,024	380	5,202	820	11,226
SVB Financial Group*	—	—	2	96	2	96
Taylor Capital Group, Inc.	70	524	40	300	110	824
Texas Capital Bancshares, Inc.*	20	320			20	320
The Bancorp Bank*	—	—	10	76	10	76
The Colonial BancGroup, Inc.	—	—	3,700	16,354	3,700	16,354
The South Financial Group, Inc.	670	2,626	4,580	17,954	5,250	20,580
Tompkins Financial Corp.	30	1,116	50	1,860	80	2,976
Trico Bancshares	80	876	30	328	110	1,204
Trustmark Corp.	440	7,766	290	5,118	730	12,884
UCBH Holdings, Inc.	—	—	340	765	340	765

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

UMB Financial Corp.	100	5,127	40	2,051	140	7,178
Umpqua Holdings Corp.	400	4,852	220	2,669	620	7,521
Union Bankshares Corp.	80	1,191	90	1,340	170	2,531
United Bankshares, Inc.	280	6,426	280	6,426	560	12,852
United Community Banks, Inc./Georgia	270	2,303	110	938	380	3,241
United Security Bancshares	80	1,163	50	727	130	1,890
Univest Corp. of PA	80	1,589	40	794	120	2,383
Vineyard National Bancorp	94	355	43	163	137	518
Virginia Commerce Bancorp, Inc.*	12	62	22	114	34	176
Washington Trust Bancorp, Inc.	60	1,182	1,480	29,156	1,540	30,338
Webster Financial Corp.	—	—	6,000	111,600	6,000	111,600
WesBanco, Inc.	200	3,430	160	2,744	360	6,174
West Coast Bancorp/Oregon	40	347	140	1,214	180	1,561
Westamerica Bancorp	170	8,940	354	18,617	524	27,557
Western Alliance Bancorp*	70	543	30	233	100	776
Wilshire Bancorp, Inc.	180	1,543	110	943	290	2,486
Wintrust Financial Corp.	90	2,146	40	954	130	3,100

		278,045		494,954		772,999

Consumer Finance - 0.4%
Advance America Cash Advance Centers, Inc.	1,120	5,690	1,648	8,372	2,768	14,062
Advanta Corp. — Class B	1,055	6,636	925	5,818	1,980	12,454
Cash America International, Inc.	160	4,960	496	15,376	656	20,336
Credit Acceptance Corp.*	260	6,645	261	6,671	521	13,316
Dollar Financial Corp.*	20	302	2,625	39,664	2,645	39,966
EzCorp, Inc.- Class A*	200	2,550	564	7,191	764	9,741
First Cash Financial Services, Inc.*	180	2,698	457	6,851	637	9,549
Nelnet, Inc. — Class A	730	8,198	560	6,289	1,290	14,487
QC Holdings, Inc.	—	—	60	467	60	467
Rewards Network, Inc.*	260	1,069	70	288	330	1,357
United PanAm Financial Corp.*	80	180	60	135	140	315
World Acceptance Corp.*	170	5,724	524	17,643	694	23,367

		44,652		114,765		159,417

Diversified Financial Services - 0.4%
Ampal American Israel — Class A*	—	—	60	271	60	271
Asset Acceptance Capital Corp.	670	8,187	851	10,399	1,521	18,586
Asta Funding, Inc.	150	1,359	200	1,812	350	3,171
Compass Diversified Holdings	250	2,858	140	1,600	390	4,458
Encore Capital Group, Inc.*	660	5,828	460	4,062	1,120	9,890
Financial Federal Corp.	210	4,612	200	4,392	410	9,004
Interactive Brokers Group, Inc. — Class A*	260	8,354	2,477	79,586	2,737	87,940
MarketAxess Holdings, Inc.*	60	454	40	302	100	756
Medallion Financial Corp.	210	1,978	160	1,507	370	3,485

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

NewStar Financial, Inc.*	—	—	18	106	18	106
PHH Corp.*	460	7,061	410	6,294	870	13,355
Portfolio Recovery Associates, Inc.*	70	2,625	249	9,338	319	11,963
Primus Guaranty, Ltd.*	1,340	3,899	1,431	4,164	2,771	8,063
Resource America, Inc. — Class A	120	1,118	60	559	180	1,677

		48,333		124,392		172,725

Insurance - 2.5%
Alleghany Corp.*	—	—	98	32,541	98	32,541
American Equity Investment Life Holding Co.	310	2,527	220	1,793	530	4,320
American Physicians Capital, Inc.	50	2,422	30	1,453	80	3,875
Amerisafe, Inc.*	70	1,116	190	3,029	260	4,145
Amtrust Financial Services, Inc.	220	2,772	531	6,691	751	9,463
Argo Group International Holdings, Ltd.*	340	11,410	547	18,357	887	29,767
Aspen Insurance Holdings, Ltd.	1,200	28,404	960	22,723	2,160	51,127
Assured Guaranty, Ltd.	300	5,397	320	5,757	620	11,154
Baldwin & Lyons, Inc. — Class B	200	3,496	130	2,272	330	5,768
Castlepoint Holdings, Ltd.	260	2,363	210	1,909	470	4,272
Citizens, Inc.*	480	2,942	60	368	540	3,310
CNA Surety Corp.*	330	4,171	210	2,654	540	6,825
Crawford & Co.*	590	4,714	400	3,196	990	7,910
Darwin Professional Underwriters, Inc.*	70	2,156	176	5,421	246	7,577
Delphi Financial Group, Inc. — Class A	480	11,107	450	10,413	930	21,520
Donegal Group, Inc. — Class A	200	3,174	150	2,381	350	5,555
Ehealth, Inc.*	—	—	638	11,267	638	11,267
EMC Insurance Group, Inc.	190	4,575	160	3,853	350	8,428
Employers Holdings, Inc.	790	16,353	630	13,041	1,420	29,394
Enstar Group, Ltd.*	—	—	90	7,875	90	7,875
FBL Financial Group, Inc.	390	7,753	340	6,759	730	14,512
First Mercury Financial Corp.*	150	2,646	268	4,728	418	7,374
Flagstone Reinsurance Holdings, Ltd.	—	—	160	1,886	160	1,886
FPIC Insurance Group, Inc.*	120	5,438	40	1,813	160	7,251
Hallmark Financial Services, Inc.*	130	1,257	70	677	200	1,934
Harleysville Group, Inc.	250	8,458	210	7,104	460	15,562
Hilb, Rogal & Hamilton Co.	260	11,300	220	9,561	480	20,861
Hilltop Holdings, Inc.*	200	2,062	60	619	260	2,681
Horace Mann Educators Corp.	670	9,393	590	8,272	1,260	17,665
Independence Holding Co.	160	1,563	150	1,466	310	3,029
Infinity Property & Casualty Corp.	90	3,737	90	3,737	180	7,474
IPC Holdings, Ltd.	480	12,744	400	10,620	880	23,364
Kansas City Life Insurance Co.	60	2,505	60	2,505	120	5,010
Max Capital Group, Ltd.	850	18,131	650	13,864	1,500	31,995
Meadowbrook Insurance Group, Inc.	540	2,862	330	1,749	870	4,611
Montpelier Re Holdings, Ltd.	1,130	16,668	910	13,422	2,040	30,090

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

National Financial Partners Corp.	270	5,351	180	3,568	450	8,919
National Interstate Corp.	120	2,206	120	2,206	240	4,412
National Western Life Insurance Co. — Class A	30	6,555	30	6,555	60	13,110
Navigators Group, Inc.*	140	7,567	100	5,405	240	12,972
NYMagic, Inc.	50	958	80	1,533	130	2,491
Odyssey Re Holdings Corp.	790	28,045	600	21,300	1,390	49,345
Platinum Underwriters Holdings, Ltd.	630	20,544	620	20,218	1,250	40,762
PMA Capital Corp.*	150	1,382	110	1,013	260	2,395
Presidential Life Corp.	260	4,009	250	3,855	510	7,864
ProAssurance Corp.*	—	—	130	6,254	130	6,254
Ram Holdings, Ltd.*	250	250	150	150	400	400
RLI Corp.	170	8,410	170	8,410	340	16,820
Safety Insurance Group, Inc.	220	7,843	210	7,486	430	15,329
SeaBright Insurance Holdings, Inc.*	110	1,593	80	1,158	190	2,751
Security Capital Assurance, Ltd.	10,390	3,013	9,410	2,729	19,800	5,742
Selective Insurance Group, Inc.	820	15,383	3,650	68,474	4,470	83,857
State Auto Financial Corp.	360	8,615	250	5,982	610	14,597
Stewart Information Services Corp.	250	4,835	160	3,094	410	7,929
The Phoenix Cos., Inc.	1,190	9,056	970	7,382	2,160	16,438
Tower Group, Inc.	160	3,390	640	13,562	800	16,952
United America Indemnity, Ltd. — Class A*	270	3,610	240	3,209	510	6,819
United Fire & Casualty Co.	180	4,847	2,550	68,671	2,730	73,518
Validus Holdings, Ltd.	170	3,613	220	4,675	390	8,288
Zenith National Insurance Corp.	480	16,877	370	13,009	850	29,886

		383,568		525,674		909,242

Real Estate Investment Trusts - 4.4%
Acadia Realty Trust	140	3,241	515	11,922	655	15,163
Agree Realty Corp.	120	2,646	110	2,426	230	5,072
Alesco Financial, Inc.	690	1,380	400	800	1,090	2,180
Alexander’s, Inc.*	—	—	25	7,765	25	7,765
Alexandria Real Estate Equities, Inc.	120	11,681	100	9,734	220	21,415
American Campus Communities, Inc.	160	4,454	110	3,062	270	7,516
Ashford Hospitality Trust, Inc.	1,160	5,359	960	4,435	2,120	9,794
Associated Estates Realty Corp.	240	2,570	480	5,141	720	7,711
BioMed Realty Trust, Inc.	290	7,114	230	5,642	520	12,756
Brandywine Realty Trust	—	—	2,100	33,096	2,100	33,096
BRT Realty Trust	150	1,800	170	2,040	320	3,840
Capital Trust, Inc. — Class A	240	4,610	230	4,418	470	9,028
CapLease Funding, Inc.	350	2,621	370	2,771	720	5,392
CBL & Associates Properties, Inc.	—	—	1,400	31,976	1,400	31,976
CBRE Realty Finance, Inc.	300	1,032	90	310	390	1,342
Cedar Shopping Centers, Inc.	260	3,047	260	3,047	520	6,094
Corporate Office Properties Trust	250	8,582	230	7,896	480	16,478

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Cousins Properties, Inc.	750	17,325	1,409	32,548	2,159	49,873
DCT Industrial Trust, Inc.	560	4,637	370	3,064	930	7,701
DiamondRock Hospitality Co.	270	2,940	3,310	36,046	3,580	38,986
Digital Realty Trust, Inc.	260	10,637	180	7,364	440	18,001
DuPont Fabros Technology, Inc.	—	—	100	1,864	100	1,864
Eastgroup Properties, Inc.	160	6,864	411	17,632	571	24,496
Education Realty Trust, Inc.	210	2,447	230	2,679	440	5,126
Entertainment Properties Trust	220	10,877	170	8,405	390	19,282
Equity Lifestyle Properties, Inc.	80	3,520	307	13,508	387	17,028
Equity One, Inc.	590	12,124	1,680	34,524	2,270	46,648
Extra Space Storage, Inc.	270	4,147	260	3,994	530	8,141
FelCor Lodging Trust, Inc.	660	6,930	530	5,565	1,190	12,495
First Industrial Realty Trust, Inc.	250	6,867	470	12,911	720	19,778
First Potomac Realty Trust	220	3,353	130	1,981	350	5,334
Franklin Street Properties Corp.	570	7,205	480	6,067	1,050	13,272
Getty Realty Corp.	420	6,052	310	4,467	730	10,519
Glimcher Realty Trust	980	10,956	810	9,056	1,790	20,012
Gramercy Capital Corp.	220	2,550	340	3,941	560	6,491
Healthcare Realty Trust, Inc.	790	18,778	610	14,500	1,400	33,278
Hersha Hospitality Trust	390	2,944	340	2,567	730	5,511
Highwoods Properties, Inc.	630	19,795	543	17,061	1,173	36,856
Home Properties, Inc.	360	17,302	1,454	69,879	1,814	87,181
Inland Real Estate Corp.	590	8,508	960	13,843	1,550	22,351
Investors Real Estate Trust	390	3,721	540	5,152	930	8,873
Kite Realty Group Trust	290	3,625	200	2,500	490	6,125
LaSalle Hotel Properties	320	8,042	310	7,790	630	15,832
Lexington Realty Trust	900	12,267	800	10,904	1,700	23,171
LTC Properties, Inc.	280	7,157	220	5,623	500	12,780
Maguire Properties, Inc.	840	10,223	350	4,259	1,190	14,482
Medical Properties Trust, Inc.	390	3,947	400	4,048	790	7,995
Mid-America Apartment Communities, Inc.	200	10,208	1,784	91,055	1,984	101,263
Mission West Properties, Inc.	430	4,713	340	3,726	770	8,439
National Health Investors, Inc.	330	9,408	200	5,702	530	15,110
National Retail Properties, Inc.	490	10,241	4,870	101,783	5,360	112,024
Nationwide Health Properties, Inc.	530	16,690	410	12,911	940	29,601
NorthStar Realty Finance Corp.	1,430	11,898	1,180	9,818	2,610	21,716
Omega Healthcare Investors, Inc.	590	9,823	676	11,255	1,266	21,078
Parkway Properties, Inc.	170	5,734	150	5,059	320	10,793
Pennsylvania Real Estate Investment Trust	470	10,876	440	10,182	910	21,058
Post Properties, Inc.	300	8,925	260	7,735	560	16,660
Potlatch Corp.	290	13,085	705	31,810	995	44,895
PS Business Parks, Inc.	230	11,868	235	12,126	465	23,994
Ramco-Gershenson Properties Trust	290	5,957	250	5,135	540	11,092
Realty Income Corp.	750	17,070	3,900	88,764	4,650	105,834

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Saul Centers, Inc.	100	4,699	220	10,338	320	15,037
Senior Housing Properties Trust	540	10,546	490	9,570	1,030	20,116
Sovran Self Storage, Inc.	160	6,650	130	5,403	290	12,053
Strategic Hotels & Resources, Inc.	830	7,777	700	6,559	1,530	14,336
Sun Communities, Inc.	360	6,563	511	9,316	871	15,879
Sunstone Hotel Investors, Inc.	510	8,466	460	7,636	970	16,102
Tanger Factory Outlet Centers, Inc.	180	6,467	693	24,899	873	31,366
U-Store-It Trust	340	4,063	300	3,585	640	7,648
Universal Health Realty Income Trust	100	3,000	196	5,880	296	8,880
Urstadt Biddle Properties, Inc. — Class A	260	3,812	290	4,251	550	8,063
Washington Real Estate Investment Trust	310	9,315	2,126	63,886	2,436	73,201
Weingarten Realty, Inc.	—	—	1,300	39,416	1,300	39,416
Winthrop Realty Trust	430	1,548	290	1,044	720	2,592

		515,279		1,089,067		1,604,346

Real Estate Management & Development - 0.1%
Consolidated Tomoka Land Co.	—	—	68	2,860	68	2,860
Grubb & Ellis Co.	—	—	885	3,407	885	3,407
HouseValues, Inc.*	210	577	70	192	280	769
Meruelo Maddux Properties, Inc.*	—	—	50	109	50	109
Tejon Ranch Co.*	—	—	143	5,157	143	5,157
Thomas Properties Group, Inc.	190	1,870	433	4,261	623	6,131

		2,447		15,986		18,433

Thrifts & Mortgage Finance - 1.0%
Abington Bancorp, Inc.	40	365	40	365	80	730
Anchor BanCorp Wisconsin, Inc.	240	1,682	120	841	360	2,523
Astoria Financial Corp.	—	—	2,300	46,184	2,300	46,184
Bank Mutual Corp.	—	—	130	1,305	130	1,305
BankFinancial Corp.	40	520	20	260	60	780
Berkshire Hills Bancorp, Inc.	60	1,419	2,650	62,672	2,710	64,091
Brookline Bancorp, Inc.	590	5,635	550	5,253	1,140	10,888
Centerline Holding Co.	5,210	8,701	4,190	6,997	9,400	15,698
Corus Bankshares, Inc.	1,070	4,451	850	3,536	1,920	7,987
Dime Community Bancshares	240	3,962	2,550	42,100	2,790	46,062
Federal Agricultural Mortgage Corp. — Class C	130	3,221	130	3,221	260	6,442
First Financial Holdings, Inc.	150	2,577	80	1,374	230	3,951
First Place Financial Corp.	210	1,974	140	1,316	350	3,290
FirstFed Financial Corp.*	80	643	60	482	140	1,125
Flagstar Bancorp, Inc.	1,130	3,401	1,070	3,221	2,200	6,622
Flushing Financial Corp.	60	1,137	120	2,274	180	3,411
Franklin Bank Corp.*	170	104	70	43	240	147
Imperial Capital Bancorp, Inc.	70	401	40	229	110	630
Kearny Financial Corp.	120	1,320	70	770	190	2,090

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

K-Fed Bancorp	100	1,085	60	651	160	1,736
NASB Financial, Inc.	80	1,422	30	533	110	1,955
NewAlliance Bancshares, Inc.	220	2,746	300	3,744	520	6,490
OceanFirst Financial Corp.	90	1,625	50	903	140	2,528
Oritani Financial Corp.*	—	—	234	3,744	234	3,744
PFF Bancorp, Inc.	420	454	220	238	640	692
Provident Financial Services, Inc.	230	3,222	250	3,503	480	6,725
Provident New York Bancorp	120	1,327	60	664	180	1,991
TierOne Corp.	280	1,285	200	918	480	2,203
TrustCo Bank Corp. NY	730	5,417	1,655	12,280	2,385	17,697
United Community Financial Corp.	340	1,275	330	1,238	670	2,513
ViewPoint Financial Group	—	—	440	6,477	440	6,477
Washington Federal, Inc.	—	—	4,400	79,640	4,400	79,640
Westfield Financial, Inc.	30	272			30	272
Willow Financial Bancorp, Inc.	152	1,239	70	571	222	1,810
WSFS Financial Corp.	20	892			20	892

		63,774		297,547		361,321

Total Financials	—	1,480,436	—	3,167,275		4,647,711

HEALTH CARE - 14.6%

Biotechnology - 4.3%
Acadia Pharmaceuticals, Inc.*	50	185	400	1,476	450	1,661
Acorda Therapeutics, Inc.*	—	—	513	16,842	513	16,842
Affymax, Inc.*	—	—	429	6,825	429	6,825
Alexion Pharmaceuticals, Inc.*	—	—	2,468	178,930	2,468	178,930
Alkermes, Inc.*	50	618	2,385	29,479	2,435	30,097
Allos Therapeutics, Inc.*	—	—	1,597	11,035	1,597	11,035
Alnylam Pharmaceuticals, Inc.*	150	4,009	2,165	57,870	2,315	61,879
Altus Pharmaceuticals, Inc.*	10	45	30	134	40	179
Amicus Therapeutics, Inc.*	—	—	9	96	9	96
Applera Corp. — Celera Group	—	—	604	6,861	604	6,861
Arena Pharmaceuticals, Inc.*	70	363	546	2,834	616	3,197
Ariad Pharmaceuticals, Inc.*	—	—	779	1,870	779	1,870
ArQule, Inc.*	—	—	714	2,321	714	2,321
Array Biopharma, Inc.*	—	—	588	2,764	588	2,764
Avant Immunotherapeutics, Inc.*	—	—	510	7,426	510	7,426
BioCryst Pharmaceuticals, Inc.*	70	196	60	168	130	364
BioMarin Pharmaceutical, Inc.*	10	290	2,510	72,740	2,520	73,030
Cell Genesys, Inc.*	130	338	1,688	4,389	1,818	4,727
Cepheid, Inc.*	—	—	3,908	109,893	3,908	109,893
Cougar Biotechnology, Inc.*	—	—	350	8,341	350	8,341

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Cubist Pharmaceuticals, Inc.*	—	—	8,069	144,112	8,069	144,112
CV Therapeutics, Inc.*	50	412	1,623	13,357	1,673	13,769
Cytokinetics, Inc.*	—	—	686	2,545	686	2,545
Cytori Therapeutics, Inc.*	—	—	160	1,037	160	1,037
Dendreon Corp.*	20	89	2,528	11,250	2,548	11,339
Dyax Corp.*	—	—	2,000	6,200	2,000	6,200
Emergent Biosolutions, Inc.*	—	—	30	298	30	298
Enzon Pharmaceuticals, Inc.*	—	—	4,703	33,485	4,703	33,485
Genomic Health, Inc.*	—	—	175	3,351	175	3,351
Geron Corp.*	—	—	933	3,219	933	3,219
GTx, Inc.*	20	287	251	3,602	271	3,889
Halozyme Therapeutics, Inc.*	—	—	1,988	10,695	1,988	10,695
Human Genome Sciences, Inc.*	—	—	409	2,131	409	2,131
Idenix Pharmaceuticals, Inc.*	—	—	776	5,642	776	5,642
Idera Pharmaceuticals, Inc.*	—	—	530	7,743	530	7,743
Immunomedics, Inc.*	—	—	1,424	3,033	1,424	3,033
Incyte Corp.*	—	—	1,790	13,622	1,790	13,622
Indevus Pharmaceuticals, Inc.*	—	—	757	1,188	757	1,188
InterMune, Inc.*	30	394	904	11,860	934	12,254
Isis Pharmaceuticals, Inc.*	50	681	2,256	30,749	2,306	31,430
Keryx Biopharmaceuticals, Inc.*	50	25	20	10	70	35
Ligand Pharmaceuticals, Inc.- Class B*	—	—	2,938	7,639	2,938	7,639
MannKind Corp.*	—	—	361	1,083	361	1,083
Martek Bioscience Corp.*	50	1,685	3,982	134,233	4,032	135,918
Maxygen, Inc.*	—	—	431	1,461	431	1,461
Medarex, Inc.*	—	—	3,123	20,643	3,123	20,643
Metabolix, Inc.*	—	—	195	1,911	195	1,911
Molecular Insight Pharmaceuticals, Inc.*	—	—	10	55	10	55
Momenta Pharmaceuticals, Inc.*	—	—	604	7,429	604	7,429
Myriad Genetics, Inc.*	—	—	1,111	50,573	1,111	50,573
Nabi Biopharmaceuticals*	—	—	953	3,755	953	3,755
Nanosphere, Inc.*	—	—	14	110	14	110
Neurocrine Biosciences, Inc.*	60	251	447	1,873	507	2,124
NPS Pharmaceuticals, Inc.*	—	—	1,530	6,809	1,530	6,809
Omrix Biopharmaceuticals, Inc.*	—	—	155	2,440	155	2,440
Onyx Pharmaceuticals, Inc.*	—	—	1,358	48,345	1,358	48,345
Orexigen Therapeutics, Inc.*	—	—	824	6,501	824	6,501
OSI Pharmaceuticals, Inc.*	—	—	3,625	149,785	3,625	149,785
Osiris Therapeutics, Inc.*	40	514	321	4,125	361	4,639
PDL BioPharma, Inc.	—	—	2,890	30,692	2,890	30,692
Pharmasset, Inc.*	—	—	390	7,363	390	7,363
Progenics Pharmaceuticals, Inc.*	150	2,380	827	13,124	977	15,504
Protalix BioTherapeutics, Inc.*	—	—	5	14	5	14
Regeneron Pharmaceuticals, Inc.*	—	—	1,546	22,324	1,546	22,324

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Repligen Corp.*	—	—	1,370	6,466	1,370	6,466
Rigel Pharmaceuticals, Inc.*	—	—	887	20,099	887	20,099
Sangamo Biosciences, Inc.*	—	—	920	9,154	920	9,154
Savient Pharmaceuticals, Inc.*	—	—	1,328	33,598	1,328	33,598
Seattle Genetics, Inc.*	—	—	1,646	13,925	1,646	13,925
Synta Pharmaceuticals Corp.*	—	—	11	67	11	67
Targacept, Inc.*	—	—	900	6,543	900	6,543
Tercica, Inc.*	—	—	531	4,689	531	4,689
Theravance, Inc.*	—	—	1,250	14,837	1,250	14,837
Third Wave Technologies, Inc.*	—	—	1,140	12,722	1,140	12,722
United Therapeutics Corp.*	20	1,955	561	54,838	581	56,793
XOMA, Ltd.*	—	—	9,675	16,351	9,675	16,351
Zymogenetics, Inc.*	—	—	510	4,294	510	4,294

		14,717		1,551,293		1,566,010

Health Care Equipment & Supplies - 4.0%
Abaxis, Inc.*	—	—	542	13,079	542	13,079
Abiomed, Inc.*	—	—	732	12,993	732	12,993
AccuRay, Inc.*	—	—	1,114	8,121	1,114	8,121
Align Technology, Inc.*	30	315	1,532	16,071	1,562	16,386
American Medical Systems Holdings, Inc.*	130	1,943	1,845	27,583	1,975	29,526
Analogic Corp.	30	1,892	318	20,056	348	21,948
AngioDynamics, Inc.*	—	—	3,262	44,428	3,262	44,428
Arthrocare Corp.*	40	1,632	1,382	56,399	1,422	58,031
Aspect Medical Systems, Inc.*	50	315	30	189	80	504
Atrion Corp.	—	—	60	5,749	60	5,749
Candela Corp.*	110	256	60	140	170	396
Cantel Medical Corp.*	—	—	10	101	10	101
Clinical Data, Inc.*	—	—	430	6,136	430	6,136
Conceptus, Inc.*	—	—	720	13,313	720	13,313
Conmed Corp.*	140	3,717	2,076	55,118	2,216	58,835
Cryolife, Inc.*	20	229	471	5,388	491	5,617
Cutera, Inc.*	60	542	20	181	80	723
Cyberonics, Inc.*	10	217	620	13,454	630	13,671
Cynosure, Inc.- Class A*	—	—	2,342	46,418	2,342	46,418
Datascope Corp.	30	1,410	2,154	101,238	2,184	102,648
DexCom, Inc.*	100	604	1,050	6,342	1,150	6,946
ev3, Inc.*	—	—	582	5,517	582	5,517
Exactech, Inc.*	—	—	1,300	33,423	1,300	33,423
Greatbatch, Inc.*	50	865	2,550	44,115	2,600	44,980
Haemonetics Corp.*	—	—	1,885	104,542	1,885	104,542
Hansen Medical, Inc.*	10	167	545	9,112	555	9,279
HealthTronics, Inc.*	310	1,014	110	360	420	1,374
Hologic, Inc.*	140	3,052	80	1,744	220	4,796

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

I-Flow Corp.*	—	—	257	2,609	257	2,609
ICU Medical, Inc.*	50	1,144	147	3,363	197	4,507
Immucor, Inc.*	140	3,623	1,841	47,645	1,981	51,268
Insulet Corp.*	—	—	533	8,384	533	8,384
Integra LifeSciences Holdings Corp.*	—	—	515	22,907	515	22,907
Invacare Corp.	170	3,475	350	7,154	520	10,629
Inverness Medical Innovations, Inc.*	10	332			10	332
IRIS International, Inc.*	50	782	500	7,825	550	8,607
Kensey Nash Corp.*	—	—	129	4,134	129	4,134
Masimo Corp.*	—	—	1,134	38,953	1,134	38,953
Medical Action Industries, Inc.*	45	467	179	1,856	224	2,323
Mentor Corp.	280	7,790	1,040	28,933	1,320	36,723
Meridian Bioscience, Inc.	105	2,827	1,086	29,235	1,191	32,062
Merit Medical Systems, Inc.*	—	—	3,703	54,434	3,703	54,434
Micrus Endovascular Corp.*	—	—	189	2,650	189	2,650
Natus Medical, Inc.*	—	—	573	11,999	573	11,999
Neogen Corp.*	—	—	390	8,927	390	8,927
Neurometrix, Inc.*	130	182	60	84	190	266
Northstar Neuroscience, Inc.*	—	—	10	16	10	16
NuVasive, Inc.*	—	—	899	40,149	899	40,149
NxStage Medical, Inc.*	60	230	302	1,160	362	1,390
OraSure Technologies, Inc.*	40	150	585	2,188	625	2,338
Orthofix International N.V.*	40	1,158	201	5,819	241	6,977
Orthovita, Inc.*	—	—	3,080	6,314	3,080	6,314
Palomar Medical Technologies, Inc.*	60	599	50	499	110	1,098
Quidel Corp.*	70	1,156	391	6,459	461	7,615
RTI Biologics, Inc.*	—	—	1,558	13,633	1,558	13,633
Sirona Dental Systems, Inc.*	20	518	490	12,701	510	13,219
Somanetics Corp.*	—	—	330	6,996	330	6,996
SonoSite, Inc.*	—	—	433	12,128	433	12,128
Spectranetics Corp.*	—	—	1,034	10,195	1,034	10,195
Stereotaxis, Inc.*	—	—	339	1,817	339	1,817
STERIS Corp.	130	3,739	1,588	45,671	1,718	49,410
SurModics, Inc.*	—	—	397	17,802	397	17,802
Symmetry Medical, Inc.*	70	1,135	287	4,655	357	5,790
Synovis Life Technologies, Inc.*	—	—	360	6,779	360	6,779
Thoratec Corp.*	50	869	1,356	23,581	1,406	24,450
TomoTherapy, Inc.*	—	—	997	8,903	997	8,903
TranS1, Inc.*	—	—	462	6,962	462	6,962
Vital Signs, Inc.	—	—	260	14,763	260	14,763
Vnus Medical Technologies, Inc.*	—	—	380	7,604	380	7,604
Volcano Corp.*	—	—	1,162	14,176	1,162	14,176
West Pharmaceutical Services, Inc.	100	4,328	863	37,351	963	41,679
Wright Medical Group, Inc.*	—	—	998	28,353	998	28,353

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Zoll Medical Corp.*	40	1,347	3,516	118,384	3,556	119,731

		54,021		1,387,460		1,441,481

Health Care Providers & Services - 2.9%
Air Methods Corp.*	10	250	148	3,700	158	3,950
Alliance Imaging, Inc.*	170	1,474	475	4,118	645	5,592
Almost Family, Inc.*	—	—	250	6,650	250	6,650
Amedisys, Inc.*	40	2,017	1,864	93,983	1,904	96,000
American Dental Partners, Inc.*	10	119	60	712	70	831
AMERIGROUP Corp.*	250	5,200	260	5,408	510	10,608
AMN Healthcare Services, Inc.*	100	1,692	1,756	29,712	1,856	31,404
AmSurg Corp.*	90	2,191	30	730	120	2,921
Animal Health International, Inc.*	140	872	50	311	190	1,183
Apria Healthcare Group, Inc.*	370	7,174	280	5,429	650	12,603
Assisted Living Concepts, Inc.*	—	—	588	3,234	588	3,234
Athenahealth, Inc.*	—	—	520	15,995	520	15,995
Bio-Reference Labs, Inc.*	—	—	135	3,012	135	3,012
BMP Sunstone Corp.*	—	—	366	2,086	366	2,086
Capital Senior Living Corp.*	—	—	361	2,722	361	2,722
Centene Corp.*	250	4,197	2,353	39,507	2,603	43,704
Chemed Corp.	80	2,929	519	19,001	599	21,930
Chindex International, Inc.*	—	—	160	2,347	160	2,347
Corvel Corp.*	70	2,371	187	6,334	257	8,705
Cross Country Healthcare, Inc.*	220	3,170	317	4,568	537	7,738
Emergency Medical Services Corp. — Class A*	40	905	1,957	44,287	1,997	45,192
Emeritus Corp.*	—	—	527	7,705	527	7,705
Ensign Group, Inc. /The	—	—	5	57	5	57
Genoptix, Inc.*	—	—	220	6,941	220	6,941
Gentiva Health Services, Inc.*	70	1,334	20	381	90	1,715
HealthExtras, Inc.*	40	1,206	1,418	42,739	1,458	43,945
Healthsouth Corp.*	420	6,985	370	6,153	790	13,138
Healthspring, Inc.*	170	2,870	4,540	76,635	4,710	79,505
Healthways, Inc.*	60	1,776	960	28,416	1,020	30,192
HMS Holdings Corp.*	—	—	620	13,311	620	13,311
InVentiv Health, Inc.*	120	3,335	879	24,427	999	27,762
IPC The Hospitalist Co., Inc.*	—	—	180	3,388	180	3,388
Kindred Healthcare, Inc.*	200	5,752	160	4,602	360	10,354
Landauer, Inc.	—	—	190	10,686	190	10,686
LCA — Vision, Inc.	160	763	310	1,479	470	2,242
LHC Group, Inc.*	70	1,627	487	11,323	557	12,950
Magellan Health Services, Inc.*	120	4,444	90	3,333	210	7,777
Medcath Corp.*	50	899	30	539	80	1,438
Molina Healthcare, Inc.*	160	3,894	200	4,868	360	8,762
MWI Veterinary Supply, Inc.*	—	—	107	3,543	107	3,543

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

National HealthCare Corp.	10	458	242	11,091	252	11,549
Nighthawk Radiology Holdings, Inc.*	40	283	265	1,876	305	2,159
Odyssey Healthcare, Inc.*	100	974	344	3,351	444	4,325
Owens & Minor, Inc.	130	5,940	1,632	74,566	1,762	80,506
PharMerica Corp.*	180	4,066	2,730	61,671	2,910	65,737
Providence Service Corp.*	50	1,056	163	3,441	213	4,497
PSS World Medical, Inc.*	—	—	1,645	26,813	1,645	26,813
Psychiatric Solutions, Inc.*	50	1,892	3,547	134,218	3,597	136,110
RadNet, Inc.*	—	—	10	62	10	62
RehabCare Group, Inc.*	10	160	50	801	60	961
Res-Care, Inc.*	110	1,956	2,660	47,295	2,770	49,251
Sun Healthcare Group, Inc.*	30	402	1,077	14,421	1,107	14,823
Sunrise Senior Living, Inc.*	340	7,643	1,333	29,966	1,673	37,609
U.S. Physical Therapy, Inc.*	—	—	420	6,892	420	6,892
Universal American Corp.*	620	6,336	430	4,395	1,050	10,731
Virtual Radiologic Corp.*	—	—	6	79	6	79

		100,612		965,310		1,065,922

Health Care Technology - 0.4%
Allscripts Healthcare Solutions, Inc.*	—	—	1,386	17,200	1,386	17,200
Computer Programs & Systems, Inc.	140	2,426	246	4,263	386	6,689
Eclipsys Corp.*	—	—	1,424	26,145	1,424	26,145
MedAssets, Inc.*	—	—	210	3,580	210	3,580
Omnicell, Inc.*	10	132	987	13,009	997	13,141
Phase Forward, Inc.*	—	—	1,137	20,432	1,137	20,432
Trizetto Group, Inc.*	—	—	1,099	23,496	1,099	23,496
Vital Images, Inc.*	90	1,119	3,747	46,613	3,837	47,732

		3,677		154,738		158,415

Life Sciences Tools & Services - 1.1%
Accelrys, Inc.*	—	—	1,310	6,327	1,310	6,327
Affymetrix, Inc.*	60	617	614	6,318	674	6,935
Albany Molecular Research, Inc.*	50	664	321	4,260	371	4,924
AMAG Pharmaceuticals, Inc.*	—	—	408	13,913	408	13,913
Bio-Rad Laboratories, Inc. — Class A*	60	4,853	498	40,283	558	45,136
Bruker BioSciences Corp.*	60	771	7,147	91,839	7,207	92,610
Cambrex Corp.*	1,810	10,625	1,560	9,157	3,370	19,782
Dionex Corp.*	—	—	366	24,291	366	24,291
Enzo Biochem, Inc.*	10	112	402	4,511	412	4,623
eResearch Technology, Inc.*	—	—	1,280	22,323	1,280	22,323
Exelixis, Inc.*	—	—	2,637	13,185	2,637	13,185
Kendle International, Inc.*	40	1,453	345	12,534	385	13,987
Life Sciences Research, Inc.*	—	—	230	6,495	230	6,495
Luminex, Corp.*	—	—	940	19,317	940	19,317

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Medivation, Inc.*	—	—	781	9,239	781	9,239
Nektar Therapeutics*	—	—	1,207	4,044	1,207	4,044
PARAXEL International Corp.*	20	526	1,426	37,518	1,446	38,044
Pharmanet Development Group, Inc.*	50	789	178	2,807	228	3,596
Sequenom, Inc.*	—	—	1,130	18,035	1,130	18,035
Varian, Inc.*	30	1,532	745	38,040	775	39,572

		21,942		384,436		406,378

Pharmaceuticals - 1.9%
Adolor Corp.*	—	—	1,260	6,905	1,260	6,905
Akorn, Inc.*	—	—	709	2,347	709	2,347
Alexza Pharmaceuticals, Inc.*	—	—	458	1,804	458	1,804
Alpharma, Inc.*	220	4,957	772	17,393	992	22,350
Ardea Biosciences, Inc.*	—	—	470	6,025	470	6,025
Auxilium Pharmaceuticals, Inc.*	30	1,009	1,024	34,427	1,054	35,436
Bentley Pharmaceuticals, Inc.*	—	—	254	4,102	254	4,102
Biodel, Inc.*	—	—	11	143	11	143
Bioform Medical, Inc.*	—	—	23	93	23	93
Biomimetic Therapeutics, Inc.*	—	—	54	644	54	644
Cadence Pharmaceuticals, Inc.*	—	—	278	1,693	278	1,693
Caraco Pharmaceutical Laboratories, Ltd.*	30	396	243	3,208	273	3,604
Columbia Laboratories, Inc.*	—	—	1,940	6,402	1,940	6,402
Cypress Bioscience, Inc.*	—	—	465	3,343	465	3,343
Depomed, Inc.*	—	—	1,990	6,388	1,990	6,388
Discovery Laboratories, Inc.*	—	—	4,040	6,666	4,040	6,666
Durect Corp.*	—	—	925	3,395	925	3,395
Inspire Pharmaceuticals, Inc.*	—	—	1,540	6,591	1,540	6,591
Javelin Pharmaceuticals, Inc.*	—	—	913	2,118	913	2,118
Jazz Pharmaceuticals, Inc.*	—	—	12	89	12	89
KV Pharmaceutical Co. — Class A*	—	—	4,670	90,271	4,670	90,271
Map Pharmaceuticals, Inc.*	—	—	12	124	12	124
MDRNA, Inc.*	60	73	20	24	80	97
Medicis Pharmaceutical Corp. — Class A	270	5,611	3,969	82,476	4,239	88,087
MiddleBrook Pharmaceuticals, Inc.*	—	—	1,750	5,915	1,750	5,915
Noven Pharmaceuticals, Inc.*	240	2,566	419	4,479	659	7,045
Obagi Medical Products, Inc.*	—	—	772	6,601	772	6,601
Optimer Pharmaceuticals, Inc.*	—	—	790	6,407	790	6,407
Pain Therapeutics, Inc.*	—	—	477	3,768	477	3,768
Par Pharmaceutical Cos., Inc.*	120	1,948	90	1,461	210	3,409
Penwest Pharmaceuticals Co.*	70	189	90	243	160	432
Perrigo Co.	160	5,083	2,170	68,941	2,330	74,024
Pozen, Inc.*	60	653	401	4,363	461	5,016
Questcor Pharmaceuticals, Inc.*	—	—	1,430	6,635	1,430	6,635
Salix Pharmaceuticals, Ltd.*	130	914	60	422	190	1,336

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Sciele Pharma, Inc.	110	2,128	4,672	90,403	4,782	92,531
Somaxon Pharmaceuticals, Inc.*	30	143	20	95	50	238
Sucampo Pharmaceuticals, Inc.- Class A*	—	—	8	86	8	86
SuperGen, Inc.*	30	61	10	20	40	81
The Medicines Co.*	20	396	4,508	89,349	4,528	89,745
Valeant Pharmaceuticals International*	450	7,699	1,263	21,610	1,713	29,309
ViroPharma, Inc.*	310	3,429	180	1,991	490	5,420
Vivus, Inc.*	—	—	5,454	36,433	5,454	36,433
XenoPort, Inc.*	—	—	628	24,511	628	24,511

		37,255		660,404		697,659

Total Health Care		232,224		5,103,641		5,335,865

INDUSTRIALS - 16.3%

Aerospace & Defense - 1.6%
AAR Corp.*	10	135	457	6,183	467	6,318
Aerovironment, Inc.*	—	—	141	3,832	141	3,832
American Science & Engineering, Inc.	20	1,031	243	12,522	263	13,553
Applied Energetics, Inc.*	110	175	50	80	160	255
Argon ST, Inc.*	20	496	199	4,935	219	5,431
Ceradyne, Inc.*	100	3,430	90	3,087	190	6,517
Cubic Corp.	40	891	100	2,228	140	3,119
Curtiss-Wright Corp.	140	6,263	1,917	85,767	2,057	92,030
Ducommun, Inc.*	—	—	1,200	27,552	1,200	27,552
DynCorp International, Inc. — Class A*	210	3,181	330	4,999	540	8,180
Esterline Technologies Corp.*	80	3,941	2,289	112,756	2,369	116,697
GenCorp, Inc.*	80	573	1,609	11,520	1,689	12,093
HEICO Corp.	40	1,302	588	19,134	628	20,436
Hexcel Corp.*	120	2,316	2,419	46,687	2,539	49,003
Ladish Co., Inc.*	10	206			10	206
Orbital Sciences Corp.*	170	4,005	1,578	37,178	1,748	41,183
Stanley, Inc.*	—	—	1,904	63,822	1,904	63,822
Taser International, Inc.*	40	200	2,088	10,419	2,128	10,619
Teledyne Technologies, Inc.*	100	4,879	953	46,497	1,053	51,376
TransDigm Group, Inc.*	110	3,695	874	29,358	984	33,053
Triumph Group, Inc.	30	1,413	311	14,648	341	16,061

		38,132		543,204		581,336

Air Freight & Logistics - 0.3%
Atlas Air Worldwide Holdings, Inc.*	70	3,462	760	37,589	830	41,051
Dynamex, Inc.*	—	—	139	3,726	139	3,726
Forward Air Corp.	—	—	716	24,774	716	24,774

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Hub Group, Inc. — Class A*	40	1,365	574	19,591	614	20,956
Pacer International, Inc.	260	5,593	572	12,304	832	17,897

		10,420		97,984		108,404

Airlines - 0.1%
AirTran Holdings, Inc.*	360	734	1,333	2,719	1,693	3,453
Alaska Air Group, Inc.*	90	1,381	40	614	130	1,995
Allegiant Travel Co.*	—	—	433	8,049	433	8,049
Hawaiian Holdings, Inc.*	—	—	1,000	6,950	1,000	6,950
JetBlue Airways Corp.*	—	—	130	485	130	485
Mesa Air Group, Inc.*	170	87	140	71	310	158
Pinnacle Airlines Corp.*	290	916	360	1,138	650	2,054
Republic Airways Holdings, Inc.*	10	87	130	1,126	140	1,213
SkyWest, Inc.	130	1,644	150	1,898	280	3,542
UAL Corp.	—	—	1,350	7,047	1,350	7,047

		4,849		30,097		34,946

Building Products - 0.4%
AAON, Inc.	—	—	190	3,659	190	3,659
American Woodmark Corp.	40	845	202	4,268	242	5,113
Ameron International Corp.	30	3,600	384	46,072	414	49,672
Apogee Enterprises, Inc.	150	2,424	521	8,419	671	10,843
Builders FirstSource, Inc.*	860	4,567	670	3,558	1,530	8,125
China Architectural Engineering, Inc.*	—	—	4	39	4	39
Gibraltar Industries, Inc.	260	4,152	160	2,555	420	6,707
Griffon Corp.*	220	1,927	120	1,051	340	2,978
Insteel Industries, Inc.	160	2,930	412	7,544	572	10,474
NCI Building Systems, Inc.*	170	6,244	100	3,673	270	9,917
PGT, Inc.*	230	791	130	447	360	1,238
Quanex Building Products Corp.	—	—	2,489	36,987	2,489	36,987
Simpson Manufacturing Co., Inc.	170	4,036	120	2,849	290	6,885
Trex Co., Inc.*	140	1,642	72	845	212	2,487
Universal Forest Products, Inc.	120	3,595	100	2,996	220	6,591

		36,753		124,962		161,715

Commercial Services & Supplies - 4.4%
ABM Industries, Inc.	280	6,230	250	5,562	530	11,792
ACCO Brands Corp.*	1,400	15,722	1,200	13,476	2,600	29,198
Administaff, Inc.	150	4,183	699	19,495	849	23,678
American Ecology Corp.	20	591	431	12,727	451	13,318
American Reprographics Co.*	230	3,829	1,013	16,866	1,243	20,695
AMREP Corp.	50	2,380	51	2,427	101	4,807
Barrett Business Services, Inc.	40	473			40	473
Bowne & Co., Inc.	120	1,530	281	3,583	401	5,113

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Casella Waste Systems, Inc.*	90	1,097	278	3,389	368	4,486
CBIZ, Inc.*	240	1,908	1,309	10,407	1,549	12,315
CDI Corp.	230	5,851	2,123	54,009	2,353	59,860
Cenveo, Inc.*	10	98	1,315	12,848	1,325	12,946
China Security & Surveillance Technology, Inc.*	—	—	680	9,166	680	9,166
Clean Harbors, Inc.*	10	711	1,615	114,762	1,625	115,473
Comfort Systems USA, Inc.	160	2,150	4,520	60,749	4,680	62,899
Compx International, Inc.	280	1,624	170	986	450	2,610
Comsys IT Partners, Inc.*	50	456	190	1,733	240	2,189
Consolidated Graphics, Inc.*	60	2,956	157	7,735	217	10,691
CoStar Group, Inc.*	10	445	527	23,425	537	23,870
Courier Corp.	120	2,410	80	1,606	200	4,016
CRA International, Inc.*	80	2,892	983	35,535	1,063	38,427
Deluxe Corp.	970	17,285	1,548	27,585	2,518	44,870
Diamond Management & Technology Consultants, Inc.	210	1,094	130	677	340	1,771
Duff & Phelps Corp. — Class A*	140	2,318	489	8,098	629	10,416
Energy Solutions, Inc.	—	—	776	17,344	776	17,344
EnerNOC, Inc.*	—	—	79	1,418	79	1,418
Ennis, Inc.	220	3,443	130	2,035	350	5,478
Exponent, Inc.*	60	1,885	153	4,806	213	6,691
First Advantage Corp. — Class A*	190	3,011	120	1,902	310	4,913
FTI Consulting, Inc.*	30	2,054	520	35,599	550	37,653
Fuel Tech, Inc.*	—	—	577	10,167	577	10,167
G & K Services, Inc. — Class A	—	—	20	609	20	609
GeoEye, Inc.*	—	—	198	3,507	198	3,507
Healthcare Services Group, Inc.	90	1,369	1,150	17,491	1,240	18,860
Heidrick & Struggles International, Inc.	80	2,211	50	1,382	130	3,593
Herman Miller, Inc.	240	5,974	1,748	43,508	1,988	49,482
Hill International, Inc.*	—	—	600	9,864	600	9,864
HNI Corp.	—	—	1,500	26,490	1,500	26,490
Hudson Highland Group, Inc.*	50	524	407	4,261	457	4,785
Huron Consulting Group, Inc.*	60	2,720	519	23,531	579	26,251
ICT Group, Inc.*	60	492	51	418	111	910
IKON Office Solutions, Inc.	650	7,332	580	6,542	1,230	13,874
Innerworkings, Inc.*	—	—	852	10,190	852	10,190
Interface, Inc. — Class A	50	627	2,288	28,669	2,338	29,296
Kelly Services, Inc. — Class A	230	4,446	120	2,320	350	6,766
Kforce, Inc.*	350	2,971	593	5,035	943	8,006
Kimball International, Inc. — Class B	370	3,064	400	3,312	770	6,376
Knoll, Inc.	290	3,523	6,257	76,023	6,547	79,546
Korn/Ferry International, Inc.*	150	2,360	176	2,768	326	5,128
LECG Corp.*	70	612	268	2,342	338	2,954
M&F Worldwide Corp.*	70	2,752	227	8,923	297	11,675
McGrath RentCorp	130	3,197	401	9,861	531	13,058

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Metalico, Inc.*	—	—	600	10,512	600	10,512
Mine Safety Appliances Co.	120	4,799	377	15,076	497	19,875
Mobile Mini, Inc.*	10	200	736	14,720	746	14,920
MPS Group, Inc.*	360	3,827	7,120	75,686	7,480	79,513
Multi-Color Corp.	—	—	142	2,981	142	2,981
Navigant Consulting, Inc.*	190	3,716	1,345	26,308	1,535	30,024
Odyssey Marine Exploration, Inc.*	—	—	626	2,479	626	2,479
On Assignment, Inc.*	30	241			30	241
PeopleSupport, Inc.*	—	—	267	2,270	267	2,270
PRG-Schultz International, Inc.*	—	—	700	6,587	700	6,587
Protection One, Inc.*	460	3,864	492	4,133	952	7,997
Resources Connection, Inc.	190	3,866	1,315	26,760	1,505	30,626
Rollins, Inc.	225	3,334	1,112	16,480	1,337	19,814
RSC Holdings, Inc.*	—	—	1,133	10,492	1,133	10,492
Schawk, Inc.	120	1,439	50	600	170	2,039
Spherion Corp.*	290	1,340	1,071	4,948	1,361	6,288
Standard Parking Corp.*	—	—	1,652	30,066	1,652	30,066
Standard Register Co.	550	5,186	738	6,959	1,288	12,145
Steelcase, Inc. — Class A	—	—	2,500	25,075	2,500	25,075
Sykes Enterprises, Inc.*	100	1,886	795	14,994	895	16,880
Team, Inc.*	—	—	469	16,096	469	16,096
Teletech Holdings, Inc.*	90	1,796	1,009	20,140	1,099	21,936
Tetra Tech, Inc.*	80	1,810	1,446	32,709	1,526	34,519
The Advisory Board Co.*	—	—	442	17,384	442	17,384
The Geo Group, Inc.*	20	450	1,228	27,630	1,248	28,080
Trueblue, Inc.*	340	4,491	269	3,553	609	8,044
United Stationers, Inc.*	150	5,542	110	4,064	260	9,606
Viad Corp.	50	1,290	90	2,321	140	3,611
Volt Information Sciences, Inc.*	90	1,072	50	596	140	1,668
VSE Corp.	—	—	10	275	10	275
Waste Connections, Inc.*	—	—	1,633	52,142	1,633	52,142
Watson Wyatt Worldwide, Inc. — Class A	60	3,173	2,316	122,493	2,376	125,666

		186,122		1,403,692		1,589,814

Construction & Engineering - 0.7%
Dycom Industries, Inc.*	250	3,630	190	2,759	440	6,389
EMCOR Group, Inc.*	270	7,703	2,561	73,065	2,831	80,768
Furmanite Corp.*	—	—	850	6,783	850	6,783
Granite Construction, Inc.	200	6,306	150	4,729	350	11,035
Insituform Technologies, Inc. — Class A*	90	1,371	80	1,218	170	2,589
Integrated Electrical Services, Inc.*	20	344	194	3,337	214	3,681
Layne Christensen Co.*	10	438	34	1,489	44	1,927
MasTec, Inc.*	—	—	1,121	11,950	1,121	11,950
Michael Baker Corp.*	—	—	102	2,232	102	2,232

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Orion Marine Group, Inc.*	—	—	540	7,630	540	7,630
Perini Corp.*	140	4,627	2,202	72,776	2,342	77,403
Pike Electric Corp.*	80	1,329	267	4,435	347	5,764
Sterling Construction Co., Inc.*	50	993	30	596	80	1,589
URS Corp.*	—	—	1,000	41,970	1,000	41,970

		26,741		234,969		261,710

Electrical Equipment - 2.5%
Acuity Brands, Inc.	240	11,539	2,414	116,065	2,654	127,604
Advanced Battery Technologies, Inc.*	—	—	1,100	6,347	1,100	6,347
American Superconductor Corp.*	20	717	1,033	37,033	1,053	37,750
AZZ, Inc.*	—	—	146	5,825	146	5,825
Baldor Electric Co.	190	6,646	190	6,646	380	13,292
Beacon Power Corp.*	—	—	3,330	6,926	3,330	6,926
Belden, Inc.	110	3,727	2,461	83,379	2,571	87,106
Brady Corp. — Class A	240	8,287	140	4,834	380	13,121
Capstone Turbine Corp.*	—	—	3,550	14,874	3,550	14,874
Coleman Cable, Inc.*	—	—	39	402	39	402
Encore Wire Corp.	100	2,119	60	1,271	160	3,390
Ener1, Inc.*	—	—	920	6,826	920	6,826
Energy Conversion Devices, Inc.*	30	2,209	1,033	76,070	1,063	78,279
EnerSys, Inc.*	—	—	175	5,990	175	5,990
Evergreen Solar, Inc.*	—	—	2,537	24,584	2,537	24,584
Franklin Electric Co., Inc.	100	3,878	481	18,653	581	22,531
FuelCell Energy, Inc.*	230	1,633	1,905	13,526	2,135	15,159
Fushi Copperweld, Inc.*	—	—	370	8,780	370	8,780
General Cable Corp.*	20	1,217	10	609	30	1,826
GrafTech International, Ltd.*	40	1,073	4,966	133,238	5,006	134,311
Harbin Electric, Inc.	—	—	100	1,421	100	1,421
II-VI, Inc.*	40	1,397	618	21,581	658	22,978
LSI Industries, Inc.	100	812	90	731	190	1,543
Medis Technologies, Ltd.*	40	135	338	1,139	378	1,274
Microvision, Inc.*	—	—	2,280	6,270	2,280	6,270
Polypore International, Inc.*	—	—	444	11,247	444	11,247
Powell Industries, Inc.*	10	504	226	11,393	236	11,897
Power-One, Inc.*	—	—	626	1,183	626	1,183
Preformed Line Products Co.	20	806	20	806	40	1,612
Regal-Beloit Corp.	160	6,760	1,330	56,192	1,490	62,952
Smith (A.O) Corp.	210	6,895	190	6,238	400	13,133
Superior Essex, Inc.*	100	4,463	231	10,310	331	14,773
Valence Technology, Inc.*	—	—	1,530	6,778	1,530	6,778
Vicor Corp.	120	1,198	419	4,182	539	5,380
Woodward Governor Co.	220	7,845	3,854	137,434	4,074	145,279

		73,860		848,783		922,643

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Industrial Conglomerates - 0.7%
Otter Tail Corp.	120	4,659	110	4,271	230	8,930
Raven Industries, Inc.	70	2,295	461	15,112	531	17,407
Seaboard Corp.	—	—	10	15,510	10	15,510
Standex International Corp.	120	2,489	130	2,696	250	5,185
Teleflex, Inc.	—	—	500	27,795	500	27,795
Tredegar Industries Corp.	180	2,646	110	1,617	290	4,263
Walter Industries, Inc.	90	9,789	1,390	151,190	1,480	160,979

		21,878		218,191		240,069

Machinery - 4.4%
3-D Systems Corp.*	40	380	377	3,581	417	3,961
Accuride Corp.*	190	808	160	680	350	1,488
Actuant Corp. — Class A	110	3,448	1,259	39,470	1,369	42,918
Albany International Corp. — Class A	20	580	1,230	35,670	1,250	36,250
Altra Holdings, Inc.*	—	—	4,310	72,451	4,310	72,451
American Railcar Industries, Inc.	20	336	261	4,380	281	4,716
Ampco-Pittsburgh Corp.	—	—	256	11,387	256	11,387
Astec Industries, Inc.*	10	321	468	15,042	478	15,363
Axsys Technologies, Inc.*	—	—	220	11,449	220	11,449
Badger Meter, Inc.	30	1,516	364	18,393	394	19,909
Barnes Group, Inc.	260	6,003	3,062	70,702	3,322	76,705
Basin Water, Inc.*	40	187	30	140	70	327
Briggs & Stratton Corp.	440	5,579	370	4,692	810	10,271
Bucyrus International, Inc.	40	2,921	1,820	132,896	1,860	135,817
Cascade Corp.	90	3,809	80	3,386	170	7,195
Chart Industries, Inc.*	250	12,160	2,322	112,942	2,572	125,102
CIRCOR International, Inc.	40	1,960	1,281	62,756	1,321	64,716
Clarcor, Inc.	160	5,616	818	28,712	978	34,328
Colfax Corp.*	—	—	2,560	64,230	2,560	64,230
Columbus McKinnon Corp.*	60	1,445	2,550	61,404	2,610	62,849
Commercial Vehicle Group, Inc.*	220	2,057	130	1,215	350	3,272
Dynamic Materials Corp.	40	1,318	380	12,521	420	13,839
EnPro Industries, Inc.*	80	2,987	224	8,364	304	11,351
ESCO Technologies, Inc.*	50	2,346	676	31,718	726	34,064
Federal Signal Corp.	200	2,400	290	3,480	490	5,880
Flow International, Corp.*	—	—	6,629	51,706	6,629	51,706
Force Protection, Inc.*	—	—	863	2,857	863	2,857
FreightCar America, Inc.	100	3,550	150	5,325	250	8,875
Gardner Denver, Inc.*	—	—	2,210	125,528	2,210	125,528
Gehl Co.*	50	740	20	296	70	1,036
Graham Corp.	—	—	130	9,634	130	9,634
Greenbrier Cos., Inc.	90	1,827	40	812	130	2,639

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Hurco Cos., Inc.*	—	—	60	1,853	60	1,853
K-Tron International, Inc.*	—	—	60	7,776	60	7,776
Kadant, Inc.*	40	904			40	904
Kaydon Corp.	60	3,085	720	37,015	780	40,100
Key Technology, Inc.*	—	—	180	5,726	180	5,726
Lindsay Corp.	10	850	298	25,321	308	26,171
Met-Pro Corp.	—	—	500	6,675	500	6,675
Middleby Corp.*	10	439	410	18,003	420	18,442
Miller Industries, Inc.*	—	—	20	199	20	199
Mueller Industries, Inc.	400	12,880	347	11,173	747	24,053
Mueller Water Products, Inc. — Class A	230	1,856	140	1,130	370	2,986
NACCO Industries, Inc. — Class A	50	3,717	70	5,204	120	8,921
NN, Inc.	—	—	500	6,970	500	6,970
Nordson Corp.	80	5,831	919	66,986	999	72,817
Peerless Manufacturing Co.*	—	—	150	7,030	150	7,030
RBC Bearings, Inc.*	—	—	461	15,361	461	15,361
Robbins & Myers, Inc.	60	2,992	462	23,040	522	26,032
Sun Hydraulics Corp.	40	1,291	346	11,165	386	12,456
Tecumseh Products Co. — Class A*	40	1,311	40	1,311	80	2,622
Tennant Co.	50	1,503	414	12,449	464	13,952
The Gorman-Rupp Co.	20	797	376	14,980	396	15,777
Titan International, Inc.	10	356	688	24,507	698	24,863
Titan Machinery, Inc.*	—	—	200	6,264	200	6,264
TurboChef Technologies, Inc.*	—	—	259	1,238	259	1,238
Twin Disc, Inc.	—	—	216	4,521	216	4,521
Valmont Industries, Inc.	30	3,129	740	77,175	770	80,304
Wabash National Corp.	370	2,797	210	1,588	580	4,385
Wabtec Corp.	30	1,459	1,058	51,440	1,088	52,899
Watts Water Technologies, Inc. — Class A	160	3,984	100	2,490	260	6,474
Xerium Technologies, Inc.	1,890	7,484	1,641	6,498	3,531	13,982

		120,959		1,462,907		1,583,866

Marine - 0.7%
American Commercial Lines, Inc.*	20	219	719	7,859	739	8,078
Diana Shipping, Inc.	—	—	1,000	30,710	1,000	30,710
Eagle Bulk Shipping, Inc.	180	5,323	1,317	38,944	1,497	44,267
Excel Maritime Carriers, Ltd.	—	—	500	19,625	500	19,625
Genco Shipping & Trading, Ltd.	90	5,868	1,398	91,149	1,488	97,017
Horizon Lines, Inc. — Class A	210	2,089	532	5,293	742	7,382
Omega Navigation Enterprises, Inc.			1,400	23,114	1,400	23,114
TBS International, Ltd. — Class A*	20	799	320	12,784	340	13,583
Ultrapetrol Bahamas, Ltd.*	—	—	10	126	10	126

	—	14,298	—	229,604	—	243,902

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Road & Rail - 0.3%
Amerco, Inc.*	40	1,907	40	1,907	80	3,814
Arkansas Best Corp.	110	4,030	130	4,763	240	8,793
Celadon Group, Inc.*	140	1,399	60	599	200	1,998
Dollar Thrifty Automotive Group, Inc.*	60	567	50	473	110	1,040
Genesee & Wyoming, Inc. — Class A*	70	2,381	611	20,786	681	23,167
Heartland Express, Inc.	590	8,797	1,353	20,173	1,943	28,970
Knight Transportation, Inc.	—	—	1,372	25,108	1,372	25,108
Marten Transport, Ltd.*	80	1,278			80	1,278
Old Dominion Freight Line, Inc.*	60	1,801	382	11,468	442	13,269
P.A.M. Transportation Services*	70	746	40	426	110	1,172
Quality Distribution, Inc.*	20	48	60	145	80	193
Saia, Inc.*	150	1,638	60	655	210	2,293
Universal Truckload Services, Inc.*	130	2,863	66	1,453	196	4,316
Werner Enterprises, Inc.	50	929	120	2,230	170	3,159

		28,384		90,186		118,570

Trading Companies & Distributors - 0.2%
Applied Industrial Technologies, Inc.	200	4,834	470	11,360	670	16,194
Beacon Roofing Supply, Inc.*	80	849	730	7,745	810	8,594
BlueLinx Holdings, Inc.	850	3,009	550	1,947	1,400	4,956
H&E Equipment Services, Inc.*	40	481	30	361	70	842
Houston Wire & Cable Co.	20	398	580	11,542	600	11,940
Kaman Corp.	100	2,276	281	6,396	381	8,672
Lawson Products, Inc.	40	991	30	743	70	1,734
Rush Enterprises, Inc. — Class A*	125	1,501	50	601	175	2,102
TAL International Group, Inc.	110	2,501	270	6,140	380	8,641
Textainer Group Holdings, Ltd.	—	—	112	2,187	112	2,187
Watsco, Inc.	140	5,852	419	17,514	559	23,366

		22,692		66,536		89,228

Total Industrials		585,088		5,351,115		5,936,203

INFORMATION TECHNOLOGY - 16.1%

Communications Equipment - 2.4%
Acme Packet, Inc.*	—	—	6,112	47,429	6,112	47,429
Adtran, Inc.	450	10,728	1,271	30,301	1,721	41,029
Airvana, Inc.*	—	—	10	54	10	54
Anaren, Inc.*	100	1,057	50	528	150	1,585
Arris Group, Inc.*	280	2,366	1,109	9,371	1,389	11,737
Aruba Networks, Inc.*	—	—	1,251	6,543	1,251	6,543
Avanex Corp.*	—	—	6,687	7,556	6,687	7,556

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Avocent Corp.*	290	5,394	200	3,720	490	9,114
Bel Fuse, Inc. — Class B	—	—	91	2,249	91	2,249
Bigband Networks, Inc.*	—	—	7,768	36,743	7,768	36,743
Black Box Corp.	120	3,263	120	3,263	240	6,526
Blue Coat Systems, Inc.*	—	—	1,058	14,928	1,058	14,928
Cogo Group, Inc.*	40	364	938	8,545	978	8,909
CommScope, Inc.*	10	528	30	1,583	40	2,111
Comtech Telecommunications Corp.*	70	3,430	620	30,380	690	33,810
Digi International, Inc.*	—	—	189	1,484	189	1,484
Ditech Networks, Inc.*	180	387	20	43	200	430
Emulex Corp.*	200	2,330	4,880	56,852	5,080	59,182
Finisar Corp.*	—	—	8,835	10,514	8,835	10,514
Foundry Networks, Inc.*	430	5,083	4,818	56,949	5,248	62,032
Globecomm Systems, Inc.*	—	—	90	743	90	743
Harmonic, Inc.	90	856	10,282	97,782	10,372	98,638
Harris Stratex Networks, Inc. — Class A	30	285	10	95	40	380
Hughes Communications, Inc.*	—	—	80	3,927	80	3,927
Infinera Corp.*	—	—	2,278	20,092	2,278	20,092
InterDigital, Inc.*	280	6,809	1,434	34,875	1,714	41,684
Ixia*	—	—	501	3,482	501	3,482
KVH Industries, Inc.*	—	—	6,500	54,145	6,500	54,145
Loral Space & Communications, Inc.*	80	1,410	40	705	120	2,115
Netgear, Inc.*	40	554	2,270	31,462	2,310	32,016
Neutral Tandem, Inc.*	—	—	356	6,230	356	6,230
Nextwave Wireless, Inc.*	—	—	532	2,149	532	2,149
Oplink Communications, Inc.*	80	768	257	2,467	337	3,235
Opnext, Inc.*	—	—	42	226	42	226
Optium Corp.*	—	—	29	211	29	211
Orbcomm, Inc.*	30	171	517	2,947	547	3,118
Parkervision, Inc.*	—	—	670	6,653	670	6,653
Plantronics, Inc.	250	5,580	150	3,348	400	8,928
Polycom, Inc.*	200	4,872	3,690	89,888	3,890	94,760
Powerwave Technologies, Inc.*	70	297	520	2,210	590	2,507
Radyne Corp.*	190	2,172	100	1,143	290	3,315
Riverbed Technology, Inc.*	—	—	1,350	18,522	1,350	18,522
Seachange International, Inc.*	190	1,360	80	573	270	1,933
ShoreTel, Inc.*	—	—	1,372	6,064	1,372	6,064
Sonus Networks, Inc.*	190	650	5,284	18,071	5,474	18,721
Starent Networks Corp.*	—	—	2,715	34,155	2,715	34,155
Sycamore Networks, Inc.*	—	—	1,807	5,818	1,807	5,818
Tekelec*	—	—	50	735	50	735
UTStarcom, Inc.*	—	—	1,161	6,351	1,161	6,351
Viasat, Inc.*	130	2,627	385	7,781	515	10,408

		63,341		791,885		855,226

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Computers & Peripherals - 0.8%
3Par, Inc.*	—	—	781	6,123	781	6,123
Avid Technology, Inc.*	70	1,189	90	1,529	160	2,718
Compellent Technologies, Inc.*	—	—	540	6,124	540	6,124
Cray, Inc.*	—	—	6,950	32,248	6,950	32,248
Data Domain, Inc.*	—	—	816	19,037	816	19,037
Electronics for Imaging, Inc.*	200	2,920	160	2,336	360	5,256
Hutchinson Technology, Inc.*	—	—	20	269	20	269
Hypercom Corp.*	210	924	802	3,529	1,012	4,453
Imation Corp.	—	—	220	5,042	220	5,042
Immersion Corp.*	140	954	328	2,234	468	3,188
Intermec, Inc.*	30	632	1,530	32,252	1,560	32,884
Intevac, Inc.*	40	451	50	564	90	1,015
Isilon Systems, Inc.*	—	—	19	84	19	84
Netezza Corp.*	—	—	966	11,090	966	11,090
Novatel Wireless, Inc.*	60	668	442	4,919	502	5,587
Palm, Inc.	570	3,072	2,650	14,284	3,220	17,356
Prestek, Inc.*	190	943	110	546	300	1,489
Quantum Corp.*	—	—	1,597	2,156	1,597	2,156
Rackable Systems, Inc.*	80	1,072	6,038	80,909	6,118	81,981
Rimage Corp.*	—	—	139	1,722	139	1,722
STEC, Inc.*	—	—	455	4,673	455	4,673
Stratasys, Inc.*	40	738	602	11,113	642	11,851
Super Micro Computer, Inc.*	—	—	21	155	21	155
Synaptics, Inc.*	60	2,264	575	21,695	635	23,959

		15,827		264,633		280,460

Electronic Equipment & Instruments - 1.6%
Agilysys, Inc.	100	1,134	70	794	170	1,928
Anixter International, Inc.*	110	6,544	159	9,459	269	16,003
Benchmark Electronics, Inc.*	240	3,922	266	4,346	506	8,268
Brightpoint, Inc.*	200	1,460	320	2,336	520	3,796
Checkpoint Systems, Inc.*	120	2,506	90	1,879	210	4,385
Cogent, Inc.*	530	6,026	916	10,415	1,446	16,441
Cognex Corp.	170	3,918	1,159	26,715	1,329	30,633
Comverge, Inc.*	—	—	653	9,129	653	9,129
CPI International, Inc.*	—	—	1,616	19,877	1,616	19,877
CTS Corp.	270	2,714	180	1,809	450	4,523
Daktronics, Inc.	—	—	819	16,519	819	16,519
Dolby Laboratories, Inc.*	—	—	464	18,699	464	18,699
DTS, Inc.*	40	1,253	458	14,345	498	15,598
Echelon Corp.*	—	—	962	10,486	962	10,486
Electro Rent Corp.	260	3,260	260	3,260	520	6,520

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Electro Scientific Industries, Inc.*	40	567			40	567
Excel Technology, Inc.*	—	—	114	2,545	114	2,545
Faro Technologies, Inc.*	—	—	472	11,880	472	11,880
FLIR Systems, Inc.*	160	6,491	100	4,057	260	10,548
Gerber Scientific, Inc.*	100	1,138	80	910	180	2,048
ICx Technologies, Inc.*	—	—	7	51	7	51
Insight Enterprises, Inc.*	190	2,229	130	1,525	320	3,754
IPG Photonics Corp.*	—	—	523	9,838	523	9,838
Itron, Inc.*	30	2,950	280	27,538	310	30,488
Kemet Corp.*	100	324	10	32	110	356
L-1 Identity Solutions, Inc.*	—	—	116	1,545	116	1,545
Littelfuse, Inc.*	60	1,893	233	7,351	293	9,244
LoJack Corp.*	80	637	30	239	110	876
Maxwell Technologies, Inc.*	30	319	640	6,797	670	7,116
Mercury Computer Systems, Inc.*	—	—	20	151	20	151
Methode Electronics, Inc.	120	1,254	130	1,359	250	2,613
MTS Systems Corp.	80	2,870	249	8,934	329	11,804
Multi-Fineline Electronix, Inc.*	90	2,490	210	5,811	300	8,301
Newport Corp.*	—	—	10	114	10	114
OSI Systems, Inc.*	—	—	151	3,234	151	3,234
Park Electrochemical Corp.	140	3,403	2,205	53,604	2,345	57,007
PC Connection, Inc.*	—	—	40	372	40	372
Photon Dynamics, Inc.*	60	905	3,980	60,018	4,040	60,923
Plexus Corp.*	50	1,384	958	26,517	1,008	27,901
Radisys Corp.*	200	1,812	100	906	300	2,718
Rofin-Sinar Technologies, Inc.*	60	1,812	1,395	42,129	1,455	43,941
Rogers Corp.*	40	1,504	30	1,128	70	2,632
Sanmina-SCI Corp.*	—	—	4,820	6,170	4,820	6,170
ScanSource, Inc.*	—	—	564	15,093	564	15,093
Smart Modular Technologies (WWH), Inc.*	180	689	100	383	280	1,072
Synnex Corp.*	—	—	70	1,756	70	1,756
Technitrol, Inc.	140	2,379	70	1,189	210	3,568
TTM Technologies, Inc.*	210	2,774	417	5,509	627	8,283
Universal Display Corp.*	30	370	2,720	33,510	2,750	33,880
X-Rite, Inc.*	100	256	70	179	170	435
Zygo Corp.*	10	98			10	98

		73,285		492,442		565,727

Internet Software & Services - 2.5%
Ariba, Inc.*	—	—	1,840	27,066	1,840	27,066
Art Technology Group, Inc.*	—	—	3,712	11,878	3,712	11,878
Asiainfo Holdings, Inc.*	—	—	899	10,626	899	10,626
Bankrate, Inc.*	20	781	368	14,378	388	15,159
Chordiant Software, Inc.*	—	—	411	2,055	411	2,055

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

CMGI, Inc.*	40	424	140	1,484	180	1,908
CNET Networks, Inc.*	90	1,034	50	575	140	1,609
comScore, Inc.*	—	—	445	9,710	445	9,710
Constant Contact, Inc.*	—	—	491	9,255	491	9,255
DealerTrack Holdings, Inc.*	10	141	855	12,064	865	12,205
Dice Holdings, Inc.*	—	—	326	2,693	326	2,693
Digital River, Inc.*	170	6,559	1,070	41,281	1,240	47,840
DivX, Inc.*	20	147	346	2,540	366	2,687
Earthlink, Inc.*	510	4,412	3,176	27,472	3,686	31,884
Greenfield Online, Inc.*	—	—	723	10,787	723	10,787
GSI Commerce, Inc.*	—	—	711	9,691	711	9,691
HSW International, Inc.*	—	—	16	46	16	46
Imergent, Inc.	90	1,066	50	592	140	1,658
Infospace, Inc.	930	7,747	949	7,905	1,879	15,652
Internap Network Services Corp.*	30	140	689	3,225	719	3,365
Internet Brands, Inc.- Class A*	—	—	9	60	9	60
Internet Capital Group, Inc.*	—	—	307	2,373	307	2,373
Interwoven, Inc.*	20	240	4,509	54,153	4,529	54,393
Ipass, Inc.*	370	766	210	435	580	1,201
j2 Global Communications, Inc.*	120	2,760	1,265	29,095	1,385	31,855
Jupitermedia Corp.*	130	182	100	140	230	322
Keynote Systems, Inc.*	—	—	211	2,718	211	2,718
Limelight Networks, Inc.*	—	—	29	111	29	111
Liquidity Services, Inc.*	40	461	644	7,425	684	7,886
LoopNet, Inc.*	20	226	960	10,848	980	11,074
Marchex, Inc.- Class B	—	—	459	5,655	459	5,655
MercadoLibre, Inc.*	—	—	620	21,384	620	21,384
Move, Inc.*	—	—	4,319	10,063	4,319	10,063
NIC, Inc.	130	888	609	4,159	739	5,047
Omniture, Inc.*	—	—	1,542	28,635	1,542	28,635
Openwave Systems, Inc.*	1,490	2,220	970	1,445	2,460	3,665
Perficient, Inc.*	20	193			20	193
RealNetworks, Inc.*	240	1,584	942	6,217	1,182	7,801
S1 Corp.*	—	—	1,284	9,720	1,284	9,720
SAVVIS, Inc.*	—	—	899	11,606	899	11,606
Sohu.com, Inc.*	20	1,409	940	66,214	960	67,623
SonicWALL, Inc.*	170	1,097	680	4,386	850	5,483
Switch And Data Facilities Co., Inc.*	—	—	671	11,400	671	11,400
TechTarget, Inc.*	—	—	612	6,463	612	6,463
Terremark Worldwide, Inc.*	40	218	663	3,620	703	3,838
The Knot, Inc.*	40	391	3,576	34,973	3,616	35,364
TheStreet.com, Inc.	20	130	5,213	33,937	5,233	34,067
Travelzoo, Inc.*	30	257	30	257	60	514
United Online, Inc.	900	9,027	3,350	33,600	4,250	42,627

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

ValueClick, Inc.*	180	2,727	4,215	63,857	4,395	66,584
Vignette Corp.*	—	—	300	3,600	300	3,600
VistaPrint, Ltd.*	—	—	1,072	28,687	1,072	28,687
Vocus, Inc.*	—	—	422	13,576	422	13,576
Websense, Inc.*	190	3,200	6,539	110,117	6,729	113,317
Website Pros, Inc.*	—	—	3,500	29,155	3,500	29,155

		50,427		855,407		905,834

IT Services - 1.3%
CACI International, Inc. — Class A*	90	4,119	333	15,241	423	19,360
Cass Information Systems, Inc.	55	1,762	127	4,068	182	5,830
China Information Security Technology, Inc.*	—	—	210	1,189	210	1,189
CIBER, Inc.*	250	1,553	430	2,670	680	4,223
CSG Systems International, Inc.*	430	4,739	620	6,832	1,050	11,571
CyberSource Corp.*	10	167	1,718	28,742	1,728	28,909
Euronet Worldwide, Inc.*	200	3,380	60	1,014	260	4,394
ExlService Holdings, Inc.*	—	—	262	3,676	262	3,676
Forrester Research, Inc.*	—	—	445	13,742	445	13,742
Gartner, Inc.*	210	4,351	1,629	33,753	1,839	38,104
Gevity HR, Inc.	520	2,798	320	1,722	840	4,520
Global Cash Access Holdings, Inc.*	190	1,303	898	6,160	1,088	7,463
Hackett Group, Inc. (The)*	—	—	1,220	7,003	1,220	7,003
Heartland Payment Systems, Inc.	—	—	589	13,900	589	13,900
iGate Corp.*	30	244	453	3,683	483	3,927
infoGROUP, Inc.	680	2,985	750	3,293	1,430	6,278
Integral Systems, Inc.	70	2,709	325	12,577	395	15,286
Lionbridge Technologies, Inc.*	—	—	110	284	110	284
Mantech International Corp. — Class A*	60	2,887	553	26,610	613	29,497
MAXIMUS, Inc.	110	3,830	1,994	69,431	2,104	73,261
Ness Technologies, Inc.*	70	708	394	3,987	464	4,695
Online Resources Corp.*	40	334	416	3,474	456	3,808
Perot Systems Corp.*	310	4,653	250	3,753	560	8,406
RightNow Technologies, Inc.*	40	547	707	9,665	747	10,212
SAIC, Inc.*	210	4,370	220	4,578	430	8,948
Sapient Corp.*	70	449	5,946	38,173	6,016	38,622
SI International, Inc.*	10	209	100	2,094	110	2,303
SRA International, Inc. — Class A*	110	2,471	523	11,747	633	14,218
StarTek, Inc.*	200	1,880	80	752	280	2,632
Syntel, Inc.	320	10,791	624	21,041	944	31,832
TNS, Inc.*	200	4,792	666	15,957	866	20,749
VeriFone Holdings, Inc.*	—	—	850	10,158	850	10,158
Wright Express Corp.*	300	7,440	1,134	28,123	1,434	35,563

		75,471		409,092		484,563

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Semiconductors & Semiconductor Equipment - 3.0%
Actel Corp.*	140	2,359	324	5,459	464	7,818
Advanced Analogic Technologies, Inc.*	90	372	567	2,342	657	2,714
Advanced Energy Industries, Inc.*	90	1,233	1,514	20,742	1,604	21,975
Amkor Technology, Inc.*	100	1,041	282	2,936	382	3,977
ANADIGICS, Inc.*	10	99	6,999	68,940	7,009	69,039
Applied Micro Circuits Corp.*	—	—	861	7,370	861	7,370
Asyst Technologies, Inc.*	—	—	1,388	4,955	1,388	4,955
Atheros Communications, Inc.*	110	3,300	1,470	44,100	1,580	47,400
ATMI, Inc.*	20	558	658	18,371	678	18,929
AuthenTec, Inc.*	—	—	661	6,888	661	6,888
Brooks Automation, Inc.*	50	414			50	414
Cabot Microelectronics Corp.*	90	2,983	1,462	48,465	1,552	51,448
Cavium Networks, Inc.*	—	—	742	15,582	742	15,582
Cirrus Logic, Inc.*	360	2,002	1,221	6,789	1,581	8,791
Cohu, Inc.	190	2,789	300	4,404	490	7,193
Credence Systems Corp.*	190	247	90	117	280	364
Cymer, Inc.*	130	3,494	221	5,941	351	9,435
Diodes, Inc.*	60	1,658	684	18,906	744	20,564
DSP Group, Inc.*	170	1,190	110	770	280	1,960
Eagle Test Systems, Inc.*	—	—	56	627	56	627
Emcore Corp.*	—	—	1,760	11,018	1,760	11,018
Entegris, Inc.*	490	3,209	262	1,716	752	4,925
Exar Corp.*	10	75	687	5,180	697	5,255
FEI Co.*	10	228	110	2,506	120	2,734
Formfactor, Inc.*	140	2,580	676	12,459	816	15,039
Hittite Microwave Corp.*	60	2,137	524	18,665	584	20,802
Ikanos Communications, Inc.*	100	337	110	371	210	708
IXYS Corp.*	20	239	700	8,358	720	8,597
Kulicke & Soffa Industries, Inc.*	20	146	1,550	11,300	1,570	11,446
Lattice Semiconductor Corp.*	—	—	1,033	3,233	1,033	3,233
LTX Corp.*	—	—	1,262	2,776	1,262	2,776
Mattson Technology, Inc.*	120	571			120	571
Micrel, Inc.	420	3,843	1,740	15,921	2,160	19,764
Microsemi Corp.*	60	1,511	1,918	48,295	1,978	49,806
Microtune, Inc.*	—	—	729	2,522	729	2,522
MIPS Technologies, Inc.*	—	—	581	2,179	581	2,179
MKS Instruments, Inc.*	170	3,723	150	3,285	320	7,008
Monolithic Power Systems, Inc.*	60	1,297	2,178	47,088	2,238	48,385
Netlogic Microsystems, Inc.*	70	2,324	451	14,973	521	17,297
NVE Corp.*	—	—	10	317	10	317
Omnivision Technologies, Inc.*	310	3,748	6,159	74,462	6,469	78,210
ON Semiconductor Corp.*	1,070	9,812	740	6,786	1,810	16,598
PDF Solutions, Inc.*	80	476	10	60	90	536

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Pericom Semiconductor Corp.*	—	—	686	10,180	686	10,180
Photronics, Inc.*	120	845	200	1,408	320	2,253
PLX Technology, Inc.*	—	—	394	3,006	394	3,006
PMC-Sierra, Inc.*	450	3,442	13,796	105,539	14,246	108,981
Power Integrations, Inc.*	—	—	710	22,443	710	22,443
RF Micro Devices, Inc.*	620	1,798	410	1,189	1,030	2,987
Rubicon Technology, Inc.*	—	—	439	8,921	439	8,921
Rudolph Technologies, Inc.*	130	1,001	353	2,718	483	3,719
Semitool, Inc.*	—	—	591	4,438	591	4,438
Semtech Corp.*	160	2,251	1,562	21,977	1,722	24,228
Sigma Designs, Inc.*	—	—	588	8,167	588	8,167
Silcon Storage Technology, Inc.*	450	1,247	220	609	670	1,856
Silicon Image, Inc.*	480	3,480	2,265	16,421	2,745	19,901
Sirf Technology Holdings, Inc.*	110	475	400	1,728	510	2,203
Skyworks Solutions, Inc.*	40	395	2,531	24,981	2,571	25,376
Spansion, Inc. — Class A*	190	428	902	2,030	1,092	2,458
Standard Microsystems Corp.*	30	815	223	6,055	253	6,870
Supertex, Inc.*	—	—	417	9,733	417	9,733
Techwell, Inc.*	50	616	313	3,856	363	4,472
Tessera Techonologies, Inc.*	160	2,619	1,254	20,528	1,414	23,147
Transmeta Corp.*	—	—	480	6,629	480	6,629
Trident Microsystems, Inc.*	90	329	11,719	42,774	11,809	43,103
Ultratech, Inc.*	60	931	1,770	27,470	1,830	28,401
Varian Semiconductor Equipment Associates, Inc.*	15	522	15	522	30	1,044
Veeco Instruments, Inc.*	20	322	648	10,420	668	10,742
Volterra Semiconductor Corp.*	—	—	683	11,789	683	11,789
Zoran Corp.*	250	2,925	3,460	40,482	3,710	43,407

		84,436		993,187		1,077,623

Software - 4.5%
Access Integrated Technologies, Inc.*	110	232	80	169	190	401
ACI Worldwide, Inc.*	110	1,935	983	17,291	1,093	19,226
Actuate Corp.*	80	313	6,192	24,211	6,272	24,524
Advent Software, Inc.*	—	—	428	15,442	428	15,442
Ansoft Corp.*	—	—	403	14,669	403	14,669
ANSYS, Inc.*	90	4,241	80	3,770	170	8,011
ArcSight, Inc.*	—	—	510	4,488	510	4,488
Blackbaud, Inc.	90	1,926	1,128	24,139	1,218	26,065
Blackboard, Inc.*	40	1,529	800	30,584	840	32,113
Bottomline Technologies, Inc.*	60	584	30	292	90	876
Callidus Software, Inc.*	—	—	1,310	6,550	1,310	6,550
Commvault Systems, Inc.*	—	—	1,066	17,738	1,066	17,738
Concur Technologies, Inc.*	10	332	1,078	35,822	1,088	36,154
Deltek, Inc.*	—	—	14	106	14	106

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

DemandTec, Inc.*	—	—	820	6,158	820	6,158
Digimarc Corp.*	—	—	490	6,938	490	6,938
Double-Take Software, Inc.*	—	—	636	8,739	636	8,739
Ebix, Inc.*	—	—	10	777	10	777
Entrust Technologies, Inc.*	—	—	2,340	6,880	2,340	6,880
Epicor Software Corp.*	90	622	—	—	90	622
EPIQ Systems, Inc.*	90	1,278	833	11,829	923	13,107
FalconStor Software, Inc.*	10	71	1,324	9,374	1,334	9,445
Guidance Software, Inc.*	—	—	7	67	7	67
i2 Technologies, Inc.*	100	1,243	50	621	150	1,864
Informatica Corp.*	110	1,654	8,040	120,922	8,150	122,576
Interactive Intelligence, Inc.*	—	—	163	1,897	163	1,897
InterVoice, Inc.*	—	—	500	2,850	500	2,850
Jack Henry & Associates, Inc.	270	5,843	1,481	32,049	1,751	37,892
JDA Software Group, Inc.*	—	—	1,256	22,734	1,256	22,734
Kenexa Corp.*	40	754	337	6,349	377	7,103
Lawson Software, Inc.*	280	2,036	3,205	23,300	3,485	25,336
Macrovision Solutions Corp.*	320	4,787	1,191	17,817	1,511	22,604
Magma Design Automation, Inc.*	100	607	1,571	9,536	1,671	10,143
Manhattan Associates, Inc.*	30	712	582	13,811	612	14,523
Mentor Graphics Corp.*	60	948	182	2,876	242	3,824
MICROS Systems, Inc.*	140	4,269	5,532	168,671	5,672	172,940
MicroStrategy, Inc. — Class A*	80	5,180	304	19,684	384	24,864
Midway Games, Inc.*	630	1,386	382	840	1,012	2,226
Monotype Imaging Holdings, Inc.*	—	—	210	2,558	210	2,558
Net 1 UEPS Technologies, Inc.*	40	972	1,189	28,893	1,229	29,865
Netscout Systems, Inc.*	—	—	660	7,049	660	7,049
NetSuite, Inc.*	—	—	180	3,685	180	3,685
OpenTV Corp.- Class A*	—	—	134	176	134	176
Parametric Technology Corp.*	230	3,834	6,466	107,788	6,696	111,622
Pegasystems, Inc.	200	2,692	182	2,450	382	5,142
Phoenix Technologies, Ltd.*	—	—	700	7,700	700	7,700
Progress Software Corp.*	—	—	3,668	93,791	3,668	93,791
PROS Holdings, Inc.*	170	1,909	672	7,547	842	9,456
QAD, Inc.	—	—	22	149	22	149
Quality Systems, Inc.	100	2,928	573	16,777	673	19,705
Quest Software, Inc.*	330	4,887	3,040	45,022	3,370	49,909
Radiant Systems, Inc.*	10	107	862	9,249	872	9,356
Renaissance Learning, Inc.	360	4,036	229	2,567	589	6,603
Secure Computing Corp.*	330	1,366	625	2,587	955	3,953
Smith Micro Software, Inc.*	110	627	404	2,303	514	2,930
Solera Holdings, Inc.*	—	—	3,079	85,165	3,079	85,165
Sonic Solutions, Inc.*	120	715	4,320	25,747	4,440	26,462
Sourcefire, Inc.*	—	—	864	6,679	864	6,679

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

SPSS, Inc.*	50	1,818	471	17,130	521	18,948
SuccessFactors, Inc.*	—	—	607	6,647	607	6,647
Sybase, Inc.*	259	7,620	6,990	205,646	7,249	213,266
Symvx Technologies, Inc.*	250	1,745	586	4,090	836	5,835
Synchronoss Technologies, Inc.*	10	90	248	2,239	258	2,329
Take-Two Interactive Software, Inc.*	—	—	1,875	47,944	1,875	47,944
Taleo Corp. — Class A*	20	392	582	11,401	602	11,793
TeleCommunication Systems, Inc. — Class A*	—	—	1,410	6,528	1,410	6,528
The Ultimate Software Group, Inc.*	—	—	660	23,516	660	23,516
THQ, Inc.*	90	1,823	1,260	25,528	1,350	27,351
TIBCO Software, Inc.*	410	3,136	210	1,606	620	4,742
Tivo, Inc.*	—	—	2,520	15,548	2,520	15,548
Tyler Technologies, Inc.*	—	—	949	12,878	949	12,878
Unica Corp.*	—	—	22	177	22	177
Vasco Data Security International, Inc.*	20	211	963	10,140	983	10,351
Wind River Systems, Inc.*	—	—	1,763	19,199	1,763	19,199

		83,390		1,558,089		1,641,479

Total Information Technology		446,177		5,364,735		5,810,912

MATERIALS - 4.4%

Chemicals - 2.3%
A. Schulman, Inc.	160	3,685	160	3,685	320	7,370
Albemarle Corp.	—	—	600	23,946	600	23,946
American Vanguard Corp.	10	123	263	3,235	273	3,358
Arch Chemicals, Inc.	70	2,321	276	9,149	346	11,470
Balchem Corp.	—	—	504	11,658	504	11,658
Calgon Carbon Corp.*	60	928	1,088	16,821	1,148	17,749
CF Industries Holdings, Inc.	70	10,696	405	61,884	475	72,580
Ferro Corp.	270	5,065	1,171	21,968	1,441	27,033
Flotek Industries, Inc.*	—	—	558	11,506	558	11,506
Gentek, Inc.*	390	10,487	370	9,949	760	20,436
Georgia Gulf Corp.	840	2,436	900	2,610	1,740	5,046
H.B. Fuller Co.	280	6,283	1,940	43,534	2,220	49,817
Hercules, Inc.	250	4,233	1,704	28,849	1,954	33,082
Innophos Holdings, Inc.	—	—	47	1,502	47	1,502
Innospec, Inc.	100	1,882	272	5,119	372	7,001
Koppers Holdings, Inc.	70	2,931	1,967	82,358	2,037	85,289
Kronos Worldwide, Inc.	380	5,848	280	4,309	660	10,157
Landec Corp.*	—	—	299	1,935	299	1,935
LSB Industries, Inc.*	—	—	178	3,524	178	3,524
Minerals Technologies, Inc.	—	—	146	9,284	146	9,284

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

NewMarket Corp.	40	2,649	352	23,313	392	25,962
NL Industries, Inc.	270	2,573	280	2,668	550	5,241
Olin Corp.	530	13,876	3,160	82,729	3,690	96,605
OM Group, Inc.*	770	25,248	580	19,018	1,350	44,266
PolyOne Corp.*	300	2,091	100	697	400	2,788
Quaker Chemical Corp.	—	—	240	6,398	240	6,398
Rockwood Holdings, Inc.*	160	5,568	110	3,828	270	9,396
Sensient Technologies Corp.	240	6,758	140	3,942	380	10,700
ShengdaTech, Inc.*	10	99	615	6,107	625	6,206
Solutia, Inc.*	—	—	1,090	13,974	1,090	13,974
Spartech Corp.	540	5,092	480	4,526	1,020	9,618
Stepan Co.	50	2,281	200	9,124	250	11,405
Terra Industries, Inc.	100	4,935	2,110	104,129	2,210	109,064
Tronox, Inc. — Class B	260	785	800	2,416	1,060	3,201
Valhi, Inc.	420	11,445	310	8,448	730	19,893
W.R. Grace & Co.*	120	2,819	1,413	33,191	1,533	36,010
Zep, Inc.	90	1,339	732	10,892	822	12,231
Zoltek Cos., Inc.*	10	243	681	16,514	691	16,757

		144,719		708,739		853,458

Construction Materials - 0.1%
Headwaters, Inc.*	500	5,885	773	9,098	1,273	14,983
Texas Industries, Inc.	40	2,245	581	32,612	621	34,857
US Concrete, Inc.*	260	1,238	140	666	400	1,904

		9,368		42,376		51,744

Containers & Packaging - 0.8%
AEP Industries, Inc.*	20	347	98	1,702	118	2,049
AptarGroup, Inc.	180	7,551	120	5,034	300	12,585
Bway Holding Co.*	—	—	4,000	34,440	4,000	34,440
Chesapeake Corp.*	640	1,504	370	870	1,010	2,374
Graphic Packaging Holding Co.*	—	—	4,042	8,165	4,042	8,165
Greif, Inc. — Class A	160	10,245	1,170	74,915	1,330	85,160
Myers Industries, Inc.	200	1,630	464	3,782	664	5,412
Rock-Tenn Co. — Class A	170	5,098	2,153	64,568	2,323	69,666
Silgan Holdings, Inc.	110	5,582	1,061	53,835	1,171	59,417

		31,957		247,311		279,268

Metals & Mining - 1.0%
A.M. Castle & Co.	50	1,431	20	572	70	2,003
Allied Nevada Gold Corp.*	—	—	1,080	6,361	1,080	6,361
AMCOL International Corp.	40	1,138	270	7,684	310	8,822
Apex Silver Mines, Ltd.*	70	344	767	3,766	837	4,110
Brush Engineered Materials, Inc.*	20	488			20	488

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Century Aluminum Co.*	30	1,995	10	665	40	2,660
Coeur d’Alene Mines Corp.*	220	638			220	638
Compass Minerals International, Inc.	100	8,056	1,406	113,267	1,506	121,323
Esmark, Inc.*	140	2,677	100	1,912	240	4,589
General Moly, Inc.*	—	—	1,451	11,419	1,451	11,419
General Steel Holdings, Inc.*	—	—	490	7,703	490	7,703
Haynes International, Inc.*	—	—	34	1,957	34	1,957
Hecla Mining Co.*	70	648	30	278	100	926
Kaiser Aluminum Corp.	280	14,988	220	11,777	500	26,765
Olympic Steel, Inc.	90	6,833	1,070	81,234	1,160	88,067
Royal Gold, Inc.	20	627	20	627	40	1,254
Schnitzer Steel Industries, Inc. — Class A	60	6,876	40	4,584	100	11,460
Stillwater Mining Co.*	140	1,656	414	4,898	554	6,554
Universal Stainless & Alloy*	—	—	153	5,667	153	5,667
Worthington Industries, Inc.	810	16,605	840	17,220	1,650	33,825

		65,000		281,591		346,591

Paper & Forest Products - 0.2%
Abitibibowater, Inc.	438	4,087	487	4,544	925	8,631
Buckeye Technologies, Inc.*	190	1,607	110	930	300	2,537
Deltic Timber Corp.	—	—	243	13,003	243	13,003
Glatfelter	100	1,351	2,740	37,017	2,840	38,368
Mercer International, Inc.*	50	374	60	449	110	823
Neenah Paper, Inc.	110	1,838	80	1,337	190	3,175
Schweitzer-Mauduit International, Inc.	120	2,022	80	1,348	200	3,370
Wausau Paper Corp.	500	3,855	270	2,082	770	5,937

		15,134		60,710		75,844

Total Materials		266,178		1,340,727		1,606,905

TELECOMMUNICATION SERVICES - 1.3%

Diversified Telecommunication Services - 0.8%
Alaska Communications Systems Group, Inc.	220	2,627	465	5,552	685	8,179
Atlantic Tele-Network, Inc.	50	1,376	50	1,376	100	2,752
Cbeyond, Inc.*	20	320	649	10,397	669	10,717
Cincinnati Bell, Inc.*	1,980	7,880	1,510	6,010	3,490	13,890
Cogent Communications Group, Inc.*	60	804	1,162	15,571	1,222	16,375
Consolidated Communications Holdings, Inc.	340	5,063	417	6,209	757	11,272
Fairpoint Communications, Inc.	500	3,605	670	4,831	1,170	8,436
Global Crossing, Ltd.*	310	5,561	210	3,767	520	9,328
Hungarian Telephone & Cable Corp.*	10	182	43	784	53	966
IDT Corp. — Class B*	220	374	190	323	410	697

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Iowa Telecommunications Services, Inc.	300	5,283	500	8,805	800	14,088
NTELOS Holdings Corp.	10	254	749	19,002	759	19,256
PAETEC Holdings Corp.*	40	254	2,547	16,173	2,587	16,427
Premiere Global Services, Inc.*	260	3,791	6,078	88,617	6,338	92,408
Shenandoah Telecommunication Co.	—	—	648	8,437	648	8,437
SureWest Communications	140	1,180	100	843	240	2,023
TW Telecom, Inc.*	—	—	3,123	50,062	3,123	50,062
Vonage Holdings Corp.*	—	—	68	113	68	113

		38,554		246,872		285,426

Wireless Telecommunication Services - 0.5%
Centennial Communications Corp.*	2,990	20,900	7,107	49,678	10,097	70,578
ICO Global Communications Holdings, Ltd.*	—	—	1,051	3,426	1,051	3,426
iPCS, Inc.*	200	5,926	453	13,422	653	19,348
Rural Cellular Corp.- Class A*	—	—	118	5,252	118	5,252
Syniverse Holdings, Inc.*	240	3,888	4,098	66,388	4,338	70,276
USA Mobility, Inc.*	1,440	10,872	1,290	9,739	2,730	20,611
Virgin Mobile USA, Inc.- Class A*	—	—	926	2,547	926	2,547

		41,586		150,452		192,038

Total Telecommunication Services		80,140		397,324		477,464

UTILITIES - 1.6%

Electric Utilities - 0.8%
ALLETE, Inc.	240	10,080	210	8,820	450	18,900
Central Vermont Public Service Corp.	50	969	110	2,131	160	3,100
Cleco Corp.	370	8,632	330	7,699	700	16,331
El Paso Electric Co.*	30	594			30	594
Idacorp, Inc.	290	8,378	240	6,934	530	15,312
ITC Holdings Corp.	100	5,111	1,254	64,092	1,354	69,203
MGE Energy, Inc.	110	3,588	2,570	83,834	2,680	87,422
Portland General Electric Co.	230	5,180	170	3,828	400	9,008
The Empire District Electric Co.	290	5,377	280	5,191	570	10,568
UIL Holdings Corp.	250	7,352	200	5,882	450	13,234
Unisource Energy Corp.	220	6,822	220	6,822	440	13,644
Westar Energy, Inc.	670	14,412	530	11,400	1,200	25,812

		76,495		206,633		283,128

Gas Utilities - 0.3%
EnergySouth, Inc.	50	2,453	80	3,925	130	6,378
New Jersey Resources Corp.	165	5,387	125	4,081	290	9,468
Nicor, Inc.	460	19,591	370	15,758	830	35,349
Northwest Natural Gas Co.	130	6,014	90	4,163	220	10,177

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Piedmont Natural Gas Co.	430	11,249	230	6,017	660	17,266
South Jersey Industries, Inc.	90	3,362	50	1,868	140	5,230
Southern Union Co.	—	—	1	26	1	26
Southwest Gas Corp.	230	6,838	190	5,649	420	12,487
The Laclede Group, Inc.	70	2,826	100	4,037	170	6,863
WGL Holdings, Inc.	140	4,864	160	5,558	300	10,422

		62,584		51,082		113,666

Independent Power Producers & Energy Traders – 0.21%
Ormat Technologies, Inc.	30	1,475	442	21,737	472	23,212
US Geothermal, Inc.*	—	—	2,440	7,174	2,440	7,174

		1,475		28,911		30,386

Multi-Utilities - 0.3%
Avista Corp.	300	6,438	240	5,150	540	11,588
Black Hills Corp.	190	6,091	1,370	43,922	1,560	50,013
CH Energy Group, Inc.	170	6,047	150	5,336	320	11,383
NorthWestern Corp.	270	6,863	210	5,338	480	12,201
PNM Resources, Inc.	810	9,688	700	8,372	1,510	18,060

		35,127		68,118		103,245

Water Utilities - 0.1%
American States Water Co.	40	1,398	70	2,446	110	3,844
Cadiz, Inc.*	80	1,290	239	3,853	319	5,143
California Water Service Group	50	1,638	30	983	80	2,621
Consolidated Water Co., Inc.	—	—	180	3,564	180	3,564
SJW Corp.	60	1,584	159	4,198	219	5,782
Southwest Water Co.	90	902	20	200	110	1,102

	—	6,812		15,244		22,056

Total Utilities		182,493		369,988		552,481

Total Common Stock (Fundamentally Weighted Small Co. Fund Cost — $5,417,396, Multi-Manager Small-Cap Fund Cost — $30,134,346, and Combined Fund Cost — $35,551,742)		4,352,843		29,730,702		34,083,545

PREFERRED STOCK - 0.0%
HEALTH CARE — 0.0%
Health Care Equipment & Supplies — 0.0%

Wilmington Funds — Multi-Manager Funds / Multi-Manager Small-Cap Fund
Pro Forma — Portfolio of InvestmentsA as of June 30, 2008 (Unaudited)
Based on the Multi-Manager Small-Cap Fund acquisition of the Fundamentally Weighted Small Company Fund
(Percentages based on Net Assets of the Pro Forma Combined Portfolio)

					(Combined Fund)
					Pro Forma
	(Target Fund)		(Acquiring Fund)		Combined
	Wilmington		Wilmington		Wilmington
	Fundamentally Weighted		Multi-Manager		Multi-Manager
	Small Co. Fund		Small-Cap Fund		Small-Cap Fund
	Shares/	Market	Shares/	Market	Shares/	Market
	Par	Value ($)	Par	Value ($)	Par	Value ($)

Total Preferred Stock (Fundamentally Weighted Small Co. Fund Cost — $0, Multi-Manager Small-Cap Fund Cost — $5,614, and Combined Fund Cost - $5,614)	—	—	20	4,740	20	4,740

EXCHANGE-TRADED FUNDS - 5.0%
iShares Russell 2000 Growth Index Fund	—	—	23,674	1,803,012	23,674	1,803,012

Total Exchange-Traded Funds (Fundamentally Weighted Small Co. Fund Cost — $0, Multi-Manager Small-Cap Fund Cost — $1,785,391, and Combined Fund Cost — $1,785,391)	—	—		1,803,012		1,803,012

SHORT TERM INVESTMENTS - 1.3%
BlackRock Liquidity Funds TempCash Portfolio - Institutional Series	6,428	6,428	239,781	239,781	246,209	246,209
BlackRock Liquidity Funds TempFund Portfolio - Institutional Series	6,427	6,427	239,777	239,777	246,204	246,204
Total Short-Term Investments (Fundamentally Weighted Small Co. Fund Cost — $12,855, Multi-Manager Small-Cap Fund Cost — $479,558 and Combined Fund Cost — $492,413)		12,855		479,558		492,413

Total Investments (Fundamentally Weighted Small Co. Fund Cost — $5,430,251, Multi-Manager Small-Cap Fund Cost — $32,404,909, and Combined Fund Cost — $37,835,160)		4,365,698		32,018,012		36,383,710

*	Non-income producing security.

ADR — American Depository Receipt

1.	Description of the Fund. The Wilmington Multi-Manager Small-Cap Fund (the “Small-Cap Fund” or “Fund”), a series of WT Mutual Fund (the “Trust”) is registered under the Investment Company Act of 1940, as amended, (the “1940 Act”) as an open-end management investment company and was organized as a Delaware business trust on June 1, 1994. The Amended and Restated Agreement and Declaration of Trust permits the Board of Trustees (the “Trustees”) to establish series of shares each of which constitutes a series separate and distinct from the shares of other series. As of June 30, 2008, the Trust offered 19 series.

The Fund offers Institutional Shares and A Shares. Each class of shares has identical voting, dividend and liquidation rights. Institutional Shares are offered to retirement plans and other institutional investors. A Shares are available to all investors and are subject to a Rule 12b-1 distribution fee, sub-transfer agent fee and a front-end sales charge of 3.50%. All shareholders bear the common expenses of the Fund based on the daily net assets of each class, without distinction between share classes.

2.	Basis of Combination. The accompanying pro forma financial statements are presented to the show the effect of the proposed acquisition of the Wilmington Fundamentally Weighted Small Company Fund (the “FWSC Fund” or “Target Fund”), a series of the Trust, by the Small-Cap Fund as if such acquisition had taken place as of June 30, 2008.

Under the terms of the Plan of Reorganization, the combination of the FWSC Fund and the Small-Cap Fund will be accounted for by the method of accounting for tax-free mergers of investment companies. The acquisition would be accomplished by an acquisition of the net assets of FWSC Fund in exchange for shares of the Small-Cap Fund at net asset value. The statement of assets and liabilities and the related statement of operations of the FWSC Fund and the Small-Cap Fund have been combined as of and for the year ended June 30, 2008. Following the acquisition, the Small-Cap Fund will be the accounting survivor. In accordance with U.S. generally accepted accounting principles, the historical cost of investment securities will be carried forward to the surviving Fund and the results of operations for the pre-combination periods of the surviving Fund will not be restated.

The accompanying pro forma financial statements should be read in conjunction with the financial statements of the Small-Cap Fund and the FWSC Fund included in their respective annual reports dated June 30, 2008.

The following notes refer to the accompanying pro forma financial statements as if the above-mentioned acquisition of the FWSC Fund by the Small-Cap Fund had taken place as of June 30, 2008.

3.	Significant Accounting Policies. The following is a summary of the significant accounting policies of the Funds:

Portfolio Valuation. Equity securities listed on a national securities exchange and for which market quotations are available are valued at the last quoted sale price of the day, or, if there is no such reported sale, securities are valued at the mean between the most recent quoted bid and ask prices. Securities traded on The Nasdaq Stock Market, Inc. (“NASDAQ”) are valued in accordance with the NASDAQ Official Closing Price, which may not be the last sale price. Price information for listed securities is taken from the exchange where the security is primarily traded. Unlisted securities for which market quotations are readily available are valued at the most recent bid prices. Securities with a remaining maturity of 60 days or less are valued at amortized cost, which approximates market value, unless the Fund’s Board of Trustees determines that this does not represent fair value. Securities that do not have a readily available current market value are valued in good faith by using procedures adopted by the Board of Trustees. When the Fund uses fair value pricing to determine NAV, securities will not be priced on the basis of quotations from the primary market in which they are traded, but rather may be priced by another method that the Board of Trustees believes accurately reflects fair value. However, fair values determined pursuant to the Fund’s procedures may not accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing.

In September 2006, the Financial Accounting Standards Board (FASB) issued Statement of Financial Accounting Standards No. 157, “Fair Value Measurements” (FAS 157). FAS 157 establishes a framework for measuring fair value in generally accepted accounting principles, clarifies the definition of fair value within that framework, and expands disclosures about the use of fair value measurements. FAS 157 is intended to increase consistency and comparability among fair value estimates used in financial reporting. FAS 157 is effective for fiscal years beginning after November 15, 2007. Management does not expect the adoption of FAS 157 to have an impact on the amounts reported in the financial statements.

Federal Income Taxes. The Fund is treated as a separate entity for Federal income tax purposes and intends to continue to qualify as a “regulated investment company” under Subchapter M of the Internal Revenue Code of 1986, as amended, and to distribute substantially all of its income to its shareholders. Therefore, no Federal income tax provision is required.

Effective December 31, 2007, the Funds adopted FASB Interpretation No. 48, “Accounting for Uncertainty in Income Taxes” (FIN 48). FIN 48 provides guidance for how uncertain tax positions should be recognized, measured, presented and disclosed in the financial statements. FIN 48 requires the evaluation of tax positions taken or expected to be taken in the course of preparing the Trust’s tax returns to determine whether the tax positions are “more-likely-than-not” of being sustained by the applicable tax authority. Tax positions not deemed to meet the more-likely-than-not threshold would be recorded as a tax benefit or expense in the current year. The adoption of FIN 48 did not result in the recording of any tax benefit or expenses.

Security Transactions and Investment Income. Investment security transactions are accounted for on a trade date basis. Dividend income is recorded on the ex-dividend date. Foreign dividends are also recorded on the ex-dividend date or as soon after the ex-dividend date that the Funds are aware of such dividends, net of all non-rebatable tax withholdings. Withholding taxes on foreign dividends have been recorded in accordance with the Funds’ understanding of the applicable country’s tax rules and rates. Distributions received from investments in real estate investment trusts are recorded as dividend income on the ex-dividend date, subject to reclassification upon notice of the character of such distributions by the issuer. Interest income is recorded on the accrual basis. Each Fund uses the specific identification method for determining realized gains and losses on investments for both financial and Federal income tax reporting purposes.

Class Accounting. In calculating net asset value per share for each class, investment income, realized and unrealized gains and losses and expenses other than class specific expenses, are allocated daily to each class of shares based upon the proportion of net assets of each class at the beginning of each day. Expenses relating to a specific class are charged directly to that class.

Distributions to shareholders. Distributions from net investment income, if any, are declared and paid to shareholders quarterly. Distributions from net realized gains, if any, will be declared and paid annually.

Use of Estimates in the Preparation of Financial Statements. The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities at the date of the financial statements and the reported amounts of revenues and expenses during the reporting period. Actual results could differ from those estimates.

4.	Advisory Fees Other Transactions with Affiliates. Rodney Square Management Corporation (“RSMC”), a wholly owned subsidiary of Wilmington Trust Corporation, serves as an investment adviser to the Fund. RSMC allocates the Fund’s assets among the sub-advisers shown below and oversees their investment activities. The Fund pays RSMC and each sub-adviser a fee for their services as follows:

Small-Cap Fund		% of Average Daily Net Assets
RSMC	—	0.35%

Batterymarch Financial Management Inc. (“BFM”) [1]	—	0.70% of the first $100 million under BFM’s management; and 0.60% over $100 million

Systematic Financial Management, L.P. (“SFM”) [2]	—	0.80% of the first $25 million under SFM’s management; 0.70% of the next $50 million; and 0.55% over $75 million

Parametric Portfolio Associates, Inc. (“PPA”) [3]	—	0.25% of the first $20 million under PPA’s management; 0.225% of the next $20 million; and 0.20% over $40 million

Wilmington Trust Investment Management, LLC - Fundamentally Weighted Equity Strategy (“WTIM FWES”)	—	0.40% of the first $10 million under WTIM’s FWES management; 0.35% the next $15 million; and 0.30% over $25 million;

Wilmington Trust Investment Management, LLC - Passive Strategy (“WTIM Passive”)	—	0.20% of the first $1 billion under WTIM’s Passive management; 0.15% the next $1 billion; and 0.10% on assets over $2 billion

[1]	On May 20, 2008, the Board of Trustees approved RSMC’s recommendation to terminate the sub-advisory agreement among the Trust, on behalf of the Small-Cap Fund, RSMC and Batterymarch Financial Management, Inc., to be effective within the next 60 days.

[2]	Pursuant to separate fee waiver agreements, the sub-advisor has agreed to waive its fee to the extent that the fee calculation determined by taking into account similarly managed assets in the accounts of clients of RSMC or its affiliates results in a fee that is less than the fee calculation under the sub-advisory agreement.

[3]	On January 31, 2008, shareholders of the Small-Cap Fund approved an amendment to the current investment sub-advisory agreement with Wilmington Trust Investment Management (“WTIM”). Effective February 1, 2008, WTIM replaced Parametric Portfolio Associates, LLC (“PPA”) and began managing the portion of the Fund’s assets previously managed by PPA under a passive index sampling strategy, as well as managing additional assets previously invested in exchange traded funds.
RSMC has contractually agreed to waive a portion of its advisory fee or reimburse for other operating expenses (excluding taxes, extraordinary expenses, brokerage commissions and interest) to the extent that total annual Fund operating expenses excluding class-specific expenses (such as Rule 12b-1, shareholder services or transfer agent fees) exceed 1.00% of average daily net assets until July 1, 2013.

The Trust’s Chief Compliance Officer is employed and compensated by RSMC. RSMC provides compliance services to the Trust pursuant to a Compliance Services Agreement. For these services, the Trust pays RSMC an annual fee equal to three-fourths of the Chief Compliance Officer’s total compensation. The fees for these services for the year ended June 30, 2008 are shown separately on the statements of operations.

RSMC provides administrative services to the Fund pursuant to an Administration Agreement. For these services, the Trust pays RSMC a fee at the annual rate of 0.0185% of the Trust’s first $2 billion of total aggregate daily net assets; 0.0175% of the Trust’s next $2 billion of total aggregate daily net assets; 0.0125% of the Trust’s next $2 billion of total aggregate daily net assets; and 0.0080% of the Trust’s total aggregate daily net assets in excess of $6 billion. The fees paid to RSMC for these services for the year ended June 30, 2008 are shown separately on the statement of operations.

PNC Global Financial Servicing Inc. (formerly PFPC Inc.) provides sub-administration and accounting services pursuant to an agreement with RSMC and the Trust for which it receives fees directly from the Fund.

Compensation of Trustees and Officers. Except for the Trust’s Chief Compliance Officer, Trustees and Officers of the Fund who are employees or officers of RSMC or WTIM do not receive any compensation from the Fund. Trustees of the Fund, who are not employees or officers of RSMC or WTIM, receive compensation and reimbursement of expenses from the Fund. Under a Deferred Compensation Plan (the “Plan”) adopted August 15, 2002, a disinterested Trustee may elect to defer receipt of all, or a portion, of their annual compensation. Deferred amounts are invested in shares of a series of the Trust and remain so until distributed in accordance with the Plan. Trustees’ fees reflected in the accompanying financial statements include total compensation earned, whether elected to be paid in cash or deferred under the Plan.

Distribution Fees. The A Shares of the Fund have adopted a distribution plan under Rule 12b-1 under the 1940 Act that allows the Fund to pay a fee for the sale and distribution of A Shares, and for services provided to A Shares shareholders. The 12b-1 Plan provides for a maximum distribution fee at an annual rate of 0.25% of the Fund’s average daily net assets of the A Shares.

Wilmington Trust Company (''WTC’’), an affiliate of RSMC, serves as custodian to the Fund and PFPC Trust Company serves as sub-custodian to the Fund. The Fund pays WTC for its services as custodian. The fees for these services for the year ended June 30, 2008 are shown separately in the statements of operations. WTC pays PFPC Trust Company for its services as sub-custodian.

The Fund affected certain trades for security purchase and sale transactions through brokers that are affiliates of the adviser or sub-advisers. Commissions paid on those trades for the year ended June 30, 2008 were $82,258.

5.	Capital Share Transactions. The pro forma net asset value per share assumes the issuance of shares of the Small-Cap Fund that would have been issued at June 30, 2008, in connection with the proposed reorganization. The number of shares assumed to be issued is equal to the net asset value per share of shares of the FWSC Fund, as of June 30, 2008, divided by the net asset value per share of the shares of the Small-Cap Fund as of June 30, 2008 multiply by the number of shares outstanding of the FWSC Fund. The pro forma number of shares outstanding, by class, for the combined Fund consists of the following at June 30, 2008:

	Shares of	Additional Shares	Total Outstanding
	Acquiring Fund	Assumed Issued	Shares
Class of Shares	Pre-Combination	In Reorganization	Post-Combination
Institutional Shares	3,475,475	475,914	3,951,389

A Shares	1,083	871	1,954
6.	Contractual Obligations. The Fund enters into contracts in the normal course of business that contain a variety of indemnifications. The Fund’s maximum exposure under these arrangements is unknown. However, the Fund has not had prior claims or losses pursuant to these contracts. Management has reviewed the Fund’s existing contracts and expects the risk of loss to be remote.

PART C
OTHER INFORMATION
Item 15. Indemnification.
The Trust’s Amended and Restated Agreement and Declaration of Trust (the “Agreement”) and Amended and Restated By-laws provide, among other things, that the trustees shall not be responsible or liable in any event for any neglect or wrong-doing of any officer, agent employee, investment adviser or distributor of the Trust, nor shall any trustee be responsible for the act or omission of any other trustee, and the Trust out of its assets may indemnify and hold harmless each trustee and officer of the Trust from and against any and all claims, demands, costs, losses, expenses and damages whatsoever arising out of or related to such trustee’s performance of his or her duties as a trustee or officer of the Trust; provided that the trustees and officers of the Trust shall not be entitled to an indemnification or held harmless if such liabilities were a result of willful misfeasance, bad faith, gross negligence or reckless disregard of the duties involved in the conduct of his or her office. (See Article IX of the Agreement incorporated by reference as Exhibit 1(a)(i) to this registration statement on Form N-14 and Article IX of the Trust’s By-laws incorporated by reference as Exhibit 2 to this registration statement on Form N-14.)
The Trust is party to an investment advisory agreement with Rodney Square Management Corporation (“RSMC”). The investment advisory agreement with the Trust provides that in the absence of willful misfeasance, bad faith, gross negligence, or reckless disregard of obligations or duties under their respective agreements, the adviser shall not be subject to liability to the Trust, any series of the Trust or any of its shareholders for any act or omission in the course of, or connected with, rendering services under such agreements or for any losses that may be sustained in the purchase, holding or sale of any security or the making of any investment for or on behalf of the Trust. Any liability of the adviser to any series of the Trust shall not automatically impart liability on the part of such adviser to any other series of the Trust. No series of the Trust shall be liable for the obligations of any other series of the Trust.
The Trust on behalf of the Wilmington Multi-Manager Large-Cap Fund is a party to a sub-advisory agreement with each of Armstrong Shaw Associates, Inc. (“ASA”), Montag & Caldwell, Inc. (“M&C”), First Quadrant, L.P. (“FQ”), Robeco Investment Management, Inc. (“Robeco”) and Wilmington Trust Investment Management, LLC (“WTIM”). The Trust on behalf of the Wilmington Multi-Manager Small-Cap Fund is a party to a sub-advisory agreement with each of Systematic Financial Management LP (“SFM”), TAMRO Capital Partners LLC (“TAMRO”) and WTIM. Each of the foregoing sub-advisory agreements provides that the sub-adviser shall not be liable for any action taken, omitted or suffered to be taken by it in its reasonable judgment, in good faith and believed by it to be authorized or within the discretion or rights or powers conferred upon it by its respective sub-advisory agreement, or in accordance with (or in the absence of) specific directions or instructions from the Trust or Rodney Square Management Corporation (“RSMC”), provided, however, that such acts or omissions shall not have resulted from the sub-adviser’s willful misfeasance, bad faith, gross negligence or a reckless disregard of duty under its sub-advisory agreement.
Indemnification of Professional Funds Distributor, LLC (the “Distributor”), the Trust’s principal underwriter against certain losses is provided for in Section 10 of the Underwriting Agreement with the Distributor incorporated by reference as Exhibit 7(a)(i) to this registration statement on Form N-14. In Section 10 of the Underwriting Agreement, the Trust agrees to indemnify and hold harmless the Distributor and each of its directors and officers and each person, if any, who controls the Distributor within the meaning of Section 15 of the 1933 Act against any loss, liability, claim, damages or expense (including the reasonable cost of investigating or defending any alleged loss, liability, claim, damages or expense, arising by reason of any person acquiring any Shares, based upon the ground that the registration statement, prospectus, Shareholder reports or other information filed or made public by the Trust included an untrue statement of a material fact or omitted to state a material fact required to be stated or necessary in order to make the statements made not misleading. However, the Trust does not agree to indemnify the Distributor or hold it harmless to the extent that the statements or omission was made in reliance upon, and in conformity with, information furnished to the Trust by or on behalf of the Distributor.
Indemnification of RSMC, in its capacity as administrator, against certain losses is provided for in Section 12 of the Administration Agreement with Wilmington Trust Company incorporated by reference as Exhibit 13(b)(i) to this registration statement on Form N-14. The Trust agrees to indemnify and hold harmless RSMC and its affiliates from all taxes, charges, expenses, assessments, claims and liabilities (including, without limitation, liabilities arising under the securities laws and any state or foreign securities and blue sky laws, and amendments thereto), and expenses, including (without limitation) reasonable attorneys’ fees and disbursements arising directly or indirectly from any action or omission to act which RSMC takes (i) at the request or on the direction of or in reliance on the advice of the Trust or (ii) upon oral instructions or written instructions. Neither RSMC, nor any of its affiliates, shall be indemnified against any liability (or any expenses incident to such liability) arising out of RSMC’s or its affiliates’ own willful misfeasance, bad faith, gross negligence or reckless disregard of its duties and obligations under this Agreement.
Item 16. Exhibits.

1(a)(i)	Amended and Restated Agreement and Declaration of Trust of WT Mutual Fund (the “Registrant”). (1)

1(a)(ii)	Amended Schedule A to Amended and Restated Agreement and Declaration of Trust of the Registrant. (2)

1(b)	Certificate of Trust dated June 1, 1994. (3)

1(c)	Certificate of Amendment to Certificate of Trust dated October 7, 1994. (4)

1(d)	Certificate of Amendment to Certificate of Trust dated October 20, 1998. (5)

2	Amended and Restated By-Laws. (1)

3	Not applicable.

4(a)(i)	Form of Agreement and Plan of Reorganization for the proposed reorganization of the FWLC Fund into the Large-Cap Fund is filed herewith.

4(a)(ii)	Form of Agreement and Plan of Reorganization for the proposed reorganization of the FWSC Fund into the Small-Cap Fund is filed herewith.

5	See Articles III, VII, and VIII of Registrant’s Amended and Restated Agreement and Declaration of Trust. (1)

6(a)(i)	Advisory Agreement between the Registrant and RSMC dated July 1, 2005. (6)

6(a)(ii)	Amended and Restated Schedules A and B dated November 14, 2006 to Advisory Agreement between the Registrant and RSMC. (2)

6(b)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and ASA dated July 1, 2005. (7)

6(c)	Interim Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and M&C dated April 1, 2008 is filed herewith.

6(d)	Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and FQ dated July 1, 2005. (7)

6(e)(i)	Form of Sub-Advisory Agreement among the Registrant, RSMC and Wilmington Trust Investment Management, LLC (“WTIM”). (7)

6(e)(ii)	Amended and Restated Schedule A to Sub-Advisory Agreement among the Registrant, RSMC and WTIM. (8)

6(f)	Expense Limitation Agreement between the Trust and RSMC dated November 1, 2007. (9)

6(g)	Form of Sub-Advisory Agreement among the Registrant, with respect to the Wilmington Multi-Manager Large-Cap Fund, RSMC and WTIM, dated December 4, 2006. (10)

6(h)	Form of Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and Robeco Investment Management, Inc. (11)

6(i)	Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Small-Cap Fund, RSMC and Systematic Financial Management L.P. dated July 1, 2005. (7)

6(j)	Form of Sub-Advisory Agreement among the Registrant, on behalf of the Wilmington Multi-Manager Small-Cap Fund, RSMC and TAMRO Capital Partners LLC. (12)

7(a)(i)	Distribution Agreement between the Registrant and Professional Funds Distributor, LLC. (13)

7(a)(ii)	Amended Exhibit A to Distribution Agreement between the Registrant and Professional Funds Distributor, LLC. (2)

7(b)	Form of Broker-Dealer Agreement. (13)

8	Amended and Restated Deferred Compensation Plan for Independent Trustees. (14)

9(a)	Custody Agreement between the Registrant and Wilmington Trust Company (“Wilmington Trust”). (15)

9(b)	Foreign Custody Agreement between the Trust and PFPC Trust Company. (15)

9(c)	Sub-Custody Agreement among the Registrant, Wilmington Trust and PFPC Trust Company. (16)

10(a)	Amended and Restated Plan of Distribution Pursuant to Rule 12b-1. (2)

10(b)	Amended and Restated Multiple Class Plan Pursuant to Rule 18f-3. (2)

11	Opinion and consent of Pepper Hamilton LLP regarding validity of securities being offered to be filed by amendment.

12	Opinion and consent of Pepper Hamilton LLP regarding tax matters to be filed by post-effective amendment.

13(a)(i)	Transfer Agency Agreement between the Registrant and PNC Global Financial Servicing Inc. (formerly PFPC Inc.) (17)

13(a)(ii)	Amendment to Transfer Agency Agreement between the Registrant and PNC Global Financial Servicing Inc. (formerly PFPC Inc.) (18)

13(a)(iii)	Amended Exhibit A to Transfer Agency Agreement with PNC Global Financial Servicing Inc. (formerly PFPC Inc.) (2)

13(b)(i)	Administration Agreement dated May 1, 2006 between the Registrant and RSMC. (6)

13(b)(ii)	Amended Exhibit A to Administration Agreement. (19)

13(c)(i)	Sub-Administration and Accounting Services Agreement dated May 1, 2006 among the Registrant, RSMC and PNC Global Financial Servicing Inc. (formerly PFPC Inc.) (6)

13(c)(ii)	Amended Exhibit A to Sub-Administration and Accounting Services Agreement. (19)

13(d)	Compliance Services Agreement dated May 1, 2006 between the Registrant and RSMC. (6)

14	Consent of [auditor] to be filed by amendment.

15	Not applicable.

16	Powers of Attorney. (8)

16(a)	Power of Attorney of Thomas Leonard is filed herewith.

17(a)	Prospectus for Institutional Shares of the Wilmington Multi-Manager Funds, Prospectus for A Shares of the Wilmington Multi-Manager Funds, Statement of Additional Information for the Wilmington Multi-Manager Funds, Prospectus for Institutional Shares of the Wilmington Fundamentally Weighted Funds, Prospectus for A Shares of the Wilmington Fundamentally Weighted Funds and Statement of Additional Information for the Wilmington Fundamentally Weighted Funds. (20)

17(b)	Annual Report to Shareholders of the Wilmington Multi-Manager Funds and the Wilmington Fundamentally Weighted Funds for the fiscal year ended June 30, 2008. (21)

17(c)	Semi-Annual Report to Shareholders of the Wilmington Multi-Manager Funds and the Wilmington Fundamentally Weighted Funds dated December 31, 2007. (22)

17(d)(i)	Form of Proxy Card for the FWLC Fund is filed herewith.

17(d)(ii)	Form of Proxy Card for the FWSC Fund is filed herewith.

(1)	Previously filed with the Securities and Exchange Commission (“SEC”) with Post-Effective Amendment to the Registrant’s registration statement (“PEA”) No. 17 on Form N-1A on June 10, 2002 and incorporated herein by reference.

(2)	Previously filed with the SEC with PEA No. 42 on Form N-1A on November 14, 2006 and incorporated herein by reference.

(3)	Previously filed with the SEC with PEA No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(4)	Previously filed with the SEC with Pre-Effective Amendment No. 1 on Form N-1A of November 29, 1994 and incorporated herein by reference.

(5)	Previously filed with the SEC with PEA No. 10 on Form N-1A on November 1, 1999 and incorporated herein by reference.

(6)	Previously filed with the SEC with PEA No. 37 on Form N-1A on June 16, 2006 and incorporated herein by reference.

(7)	Previously filed with the SEC with PEA No. 32 on Form N-1A on August 29, 2005 and incorporated herein by reference.

(8)	Previously filed with the SEC with PEA No. 36 on Form N-1A on February 2, 2006 and incorporated herein by reference.

(9)	Previously filed with the Securities and Exchange Commission with the Registrant’s registration statement on Form N-14 on April 1, 2008 and incorporated herein by reference.

(10)	Previously filed with the SEC as Exhibit B to the Definitive Proxy Statement for the Wilmington Multi-Manager Large-Cap Fund filed on Schedule 14A on December 28, 2007 and incorporated herein by reference.

(11)	Previously filed with the SEC as Exhibit A to the Definitive Proxy Statement for the Wilmington Multi-Manager Large-Cap Fund filed on Schedule 14A on December 28, 2007 and incorporated herein by reference.

(12)	Previously filed with the SEC as Exhibit A to the Definitive Proxy Statement for the Wilmington Multi-Manager Small-Cap Fund filed on Schedule 14A on June 3, 2008 and incorporated herein by reference.

(13)	Previously filed with the SEC with PEA No. 25 on Form N-1A on July 16, 2004 and incorporated herein by reference.

(14)	Previously filed with the SEC with PEA No. 18 on Form N-1A on August 26, 2002 and incorporated herein by reference.

(15)	Previously filed with the SEC with PEA No. 23 on Form N-1A on October 29, 2003 and incorporated herein by reference.

(16)	Previously filed with the SEC with PEA No. 15 on Form N-1A on October 30, 2001 and incorporated herein by reference.

(17)	Previously filed with the SEC with PEA No. 12 on Form N-1A on October 31, 2000 and incorporated herein by reference.

(18)	Previously filed with the SEC with PEA No. 19 on Form N-1A on October 25, 2002 and incorporated herein by reference.

(19)	Previously filed with the SEC with PEA No. 43 on Form N-1A on August 29, 2007 and incorporated herein by reference.

(20)	Previously filed with the SEC with PEA No. 44 on Form N-1A on October 26, 2007 and incorporated herein by reference.

(21)	[Previously filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSR on September ___, 2008 and incorporated herein by reference.]

(22)	Previously filed with the SEC with the Registrant’s Certified Shareholder Report on Form N-CSRS on March 7, 2008 and incorporated herein by reference.

Item 17.	Undertakings.
(1)	The undersigned registrant agrees that prior to any public reoffering of the securities registered through the use of a prospectus which is a part of this registration statement by any person or party who is deemed to be an underwriter within the meaning of Rule 145(c) of the Securities Act [17 CFR 230.145c], the reoffering prospectus will contain the information called for by the applicable registration form for the reofferings by persons who may be deemed underwriters, in addition to the information called for by the other items of the applicable form.

(2)	The undersigned registrant agrees that every prospectus that is filed under paragraph (1) above will be filed as a part of an amendment to the registration statement and will not be used until the amendment is effective, and that, in determining any liability under the 1933 Act, each post-effective amendment shall be deemed to be a new registration statement for the securities offered therein, and the offering of the securities at that time shall be deemed to be the initial bona fide offering of them.

(3)	The undersigned registrant agrees that it shall file a final executed version of the legal and consent opinion as to tax matters as an exhibit to the subsequent post-effective amendment to its registration statement on Form N-14 filed with the SEC upon the closing of the reorganization contemplated by this Registration Statement on Form N-14.

SIGNATURES
As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed on behalf of the registrant in the City of Wilmington, and State of Delaware on the 1st day of August.

WT MUTUAL FUND
By:	/s/ Neil Wolfson
Neil Wolfson, President

As required by the Securities Act of 1933, this registration statement on Form N-14 has been signed by the following persons in the capacities and on the dates indicated.

/s/ Robert H. Arnold*	Trustee	August 1, 2008
Robert H. Arnold

/s/ Eric Brucker*	Trustee	August 1, 2008
Eric Brucker

/s/ Ted T. Cecala *	Trustee	August 1, 2008
Ted T. Cecala

/s/ Robert J. Christian*	Trustee	August 1, 2008
Robert J. Christian

/s/ Nicholas A. Giordano*	Chairman of the Board and Trustee	August 1, 2008
Nicholas A. Giordano

/s/ John J. Kelley	Vice President and Chief Financial Officer	August 1, 2008
John J. Kelley

/s/ Louis Klein, Jr.*	Trustee	August 1, 2008
Louis Klein, Jr.

/s/ Thomas Leonard*	Trustee	August 1, 2008
Thomas Leonard

/s/ Mark Sargent*	Trustee	August 1, 2008
Mark Sargent

/s/ Neil Wolfson	President and Chief Executive Officer	August 1, 2008
Neil Wolfson

* By	/s/ John J. Kelley John J. Kelley Attorney-in-Fact

EXHIBIT INDEX

Exhibit No.	Description

4(a)(i)	Form of Agreement and Plan of Reorganization for the proposed reorganization of the FWLC Fund into the Large-Cap Fund.

4(a)(ii)	Form of Agreement and Plan of Reorganization for the proposed reorganization of the FWSC Fund into the Small-Cap Fund.

6(c)	Interim Sub-Advisory Agreement among the Registrant, on behalf of Wilmington Multi-Manager Large-Cap Fund, RSMC and M&C.

16(a)	Power of Attorney.

17(d)(i)	Form of Proxy Card for the FWLC Fund.

17(d)(ii)	Form of Proxy Card for the FWSC Fund.